UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01027

Name of Registrant: Vanguard World Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1: Schedule of Investments

U.S. Growth Fund

Schedule of Investments
As of November 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (97.3%)[1]
Consumer Discretionary (18.8%)
*	priceline.com Inc.	149,870	99,388
*	Liberty Interactive Corp. Class A	3,104,616	59,919
*	Amazon.com Inc.	175,240	44,169
	NIKE Inc. Class B	442,025	43,089
	Lowe's Cos. Inc.	1,108,145	39,993
	Harley-Davidson Inc.	755,865	35,495
	News Corp. Class A	1,305,160	32,159
	Yum! Brands Inc.	459,130	30,798
*	Dollar General Corp.	567,760	28,388
	Staples Inc.	2,380,300	27,850
	Walt Disney Co.	554,630	27,543
	Comcast Corp. Class A	667,320	24,811
*	Sirius XM Radio Inc.	8,247,490	22,928
	Dunkin' Brands Group Inc.	717,080	22,818
*	AutoZone Inc.	58,290	22,370
	Family Dollar Stores Inc.	308,970	21,999
	Time Warner Inc.	450,135	21,291
	Abercrombie & Fitch Co.	443,260	20,341
*	Sally Beauty Holdings Inc.	695,200	17,623
	Starbucks Corp.	325,900	16,904
*	Discovery Communications Inc. Class A	259,200	15,658
	DR Horton Inc.	796,520	15,500
	Starwood Hotels & Resorts Worldwide Inc.	204,215	11,020
	Lennar Corp. Class A	265,720	10,108
	PVH Corp.	85,010	9,741
	Ralph Lauren Corp. Class A	27,850	4,375
*	Michael Kors Holdings Ltd.	40,160	2,135
			728,413
Consumer Staples (5.7%)
*,^ Green Mountain Coffee Roasters Inc.		1,423,282	52,192
	Walgreen Co.	1,497,662	50,786
	PepsiCo Inc.	456,960	32,083
	Colgate-Palmolive Co.	178,700	19,389
	CVS Caremark Corp.	354,000	16,464
	Mead Johnson Nutrition Co.	241,100	16,441
	Lorillard Inc.	126,210	15,291
	Wal-Mart Stores Inc.	132,075	9,512
	Whole Foods Market Inc.	76,200	7,114
			219,272
Energy (6.8%)
	EOG Resources Inc.	754,550	88,750
	Kinder Morgan Inc.	2,121,755	71,737
	Schlumberger Ltd.	435,765	31,209
	Anadarko Petroleum Corp.	306,270	22,416
	National Oilwell Varco Inc.	269,055	18,376
*	Cobalt International Energy Inc.	452,725	10,558
*	Cameron International Corp.	177,065	9,553
	Ensco plc Class A	146,520	8,532

* Kinder Morgan Inc. Warrants, Exp. Date 5/25/17	819,392	3,097
		264,228
Exchange-Traded Fund (0.0%)
2 Vanguard Growth ETF	3,100	222

Financials (5.9%)
* IntercontinentalExchange Inc.	436,550	57,690
Progressive Corp.	2,531,600	53,797
JPMorgan Chase & Co.	966,785	39,716
CME Group Inc.	616,250	34,060
American Express Co.	279,700	15,635
* Affiliated Managers Group Inc.	104,800	13,506
T. Rowe Price Group Inc.	168,800	10,916
American Tower Corporation	63,140	4,731
		230,051
Health Care (10.4%)
Allergan Inc.	953,335	88,422
Novo Nordisk A/S ADR	332,575	52,770
* Gilead Sciences Inc.	688,300	51,623
Perrigo Co.	299,100	30,957
* Celgene Corp.	318,225	25,009
* Edwards Lifesciences Corp.	270,240	23,449
* Hologic Inc.	1,149,380	21,930
* Biogen Idec Inc.	144,955	21,611
Covidien plc	318,415	18,503
Johnson & Johnson	226,785	15,814
Merck & Co. Inc.	351,425	15,568
UnitedHealth Group Inc.	250,105	13,603
* Regeneron Pharmaceuticals Inc.	54,850	9,684
Agilent Technologies Inc.	226,825	8,685
* IDEXX Laboratories Inc.	57,400	5,365
		402,993
Industrials (5.5%)
Precision Castparts Corp.	136,000	24,941
Caterpillar Inc.	275,600	23,492
AMETEK Inc.	548,715	20,484
Union Pacific Corp.	165,500	20,320
* Stericycle Inc.	194,800	18,208
Norfolk Southern Corp.	288,765	17,436
Eaton Corp.	332,110	17,323
JB Hunt Transport Services Inc.	269,000	15,992
* IHS Inc. Class A	161,326	14,865
Donaldson Co. Inc.	415,600	13,956
Kansas City Southern	152,315	11,903
Cummins Inc.	65,050	6,385
WW Grainger Inc.	32,700	6,344
Rockwell Automation Inc.	25,385	2,011
		213,660
Information Technology (38.9%)
Apple Inc.	507,380	296,959
QUALCOMM Inc.	2,268,800	144,341
Mastercard Inc. Class A	260,815	127,455
* Google Inc. Class A	181,840	126,992
Visa Inc. Class A	747,800	111,953
* BMC Software Inc.	1,953,242	80,005
* eBay Inc.	1,240,308	65,513

	Intuit Inc.			1,067,600	63,960
*	Adobe Systems Inc.			1,701,700	58,896
	Oracle Corp.			1,576,440	50,604
*	Teradata Corp.			646,800	38,472
*	VeriSign Inc.			1,041,444	35,544
*	Cognizant Technology Solutions Corp. Class A			489,930	32,938
	Altera Corp.			791,140	25,625
*	Citrix Systems Inc.			406,848	24,883
*	Alliance Data Systems Corp.			154,260	21,980
*	Facebook Inc. Class A			751,135	21,032
*	VeriFone Systems Inc.			676,133	20,548
*	Juniper Networks Inc.			1,012,100	18,198
*	Salesforce.com Inc.			111,115	17,519
*	EMC Corp.			698,035	17,325
*	Polycom Inc.			1,606,550	16,804
*	Acme Packet Inc.			731,560	14,595
	Broadcom Corp. Class A			420,860	13,627
*	NetApp Inc.			418,035	13,256
*	Splunk Inc.			419,292	12,663
*	ServiceNow Inc.			260,100	8,487
*	LinkedIn Corp. Class A			70,520	7,626
*	Trimble Navigation Ltd.			109,800	6,109
*	TIBCO Software Inc.			223,305	5,594
	Accenture plc Class A			81,800	5,556
*	VMware Inc. Class A			35,715	3,248
*	Workday Inc. Class A			7,400	371
					1,508,678
Materials (2.7%)
	Syngenta AG ADR			607,750	48,602
	Monsanto Co.			497,000	45,520
	Praxair Inc.			94,140	10,093
					104,215
Telecommunication Services (2.6%)
*	Crown Castle International Corp.			1,222,886	82,569
*	SBA Communications Corp. Class A			249,300	17,157
					99,726
Total Common Stocks (Cost $3,121,864)					3,771,458
		Coupon		Shares
Temporary Cash Investments (3.4%)[1]
Money Market Fund (3.0%)
[3,4] Vanguard Market Liquidity Fund		0.167%		115,668,385	115,668

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.2%)
	Bank of America Securities, LLC
	(Dated 11/30/12, Repurchase Value
	$8,800,000, collateralized by Federal
	National Mortgage Assn., 3.500%,
	12/01/42)	0.220%	12/3/12	8,800	8,800

U.S. Government and Agency Obligations (0.2%)
[5,6] Freddie Mac Discount Notes		0.135%	12/17/12	1,500	1,500
6	United States Treasury Note/Bond	0.625%	12/31/12	2,000	2,001

6 United States Treasury Note/Bond	0.625%	2/28/13	2,000	2,002
				5,503
Total Temporary Cash Investments (Cost $129,971)				129,971
Total Investments (100.7%) (Cost $3,251,835)				3,901,429
Other Assets and Liabilities-Net (-0.7%)[4]				(26,864)
Net Assets (100%)				3,874,565

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $13,190,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.4% and 1.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $13,669,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $5,003,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

U.S. Growth Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,771,458	—	—
Temporary Cash Investments	115,668	14,303	—
Futures Contracts—Assets[1]	9	—	—
Futures Contracts—Liabilities[1]	(102)	—	—
Total	3,887,033	14,303	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2012	119	42,078	(1,204)
E-mini S&P Mid-Cap 400 Index	December 2012	200	19,988	(274)
E-mini S&P 500 Index	December 2012	270	19,095	460

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At November 30, 2012, the cost of investment securities for tax purposes was $3,251,835,000. Net unrealized appreciation of investment securities for tax purposes was $649,594,000, consisting of unrealized gains of $773,437,000 on securities that had risen in value since their purchase and $123,843,000 in unrealized losses on securities that had fallen in value since their purchase.

International Growth Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)[1]
Argentina (0.3%)
MercadoLibre Inc.	637,300	45,854

Australia (3.7%)
^ Fortescue Metals Group Ltd.	32,107,535	131,335
Brambles Ltd.	14,934,900	112,871
Newcrest Mining Ltd.	3,675,320	98,231
Woodside Petroleum Ltd.	2,532,175	89,404
James Hardie Industries plc	6,196,069	58,810
Cochlear Ltd.	743,560	58,530
Australia & New Zealand Banking Group Ltd.	1,839,344	46,810
Atlas Iron Ltd.	31,798,405	46,070
Sims Metal Management Ltd.	1,026,080	9,612
		651,673
Brazil (4.1%)
BM&FBovespa SA	20,386,500	122,121
Vale SA Class B ADR	6,764,400	115,604
Itau Unibanco Holding SA ADR	6,596,075	99,930
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,972,373	85,364
Petroleo Brasileiro SA ADR Type A	3,504,500	61,504
BRF - Brasil Foods SA	2,537,486	46,313
Itau Unibanco Holding SA Prior Pfd.	2,553,664	38,685
Raia Drogasil SA	3,736,400	36,720
Vale SA Prior Pfd.	1,990,000	34,085
Petroleo Brasileiro SA Prior Pfd.	3,770,000	33,099
Banco do Brasil SA	2,179,767	22,361
* OGX Petroleo e Gas Participacoes SA	9,806,100	20,055
* Fibria Celulose SA	761,470	7,580
		723,421
Canada (1.8%)
Toronto-Dominion Bank	2,063,390	172,366
Suncor Energy Inc.	3,904,767	127,597
Sherritt International Corp.	2,615,219	13,401
* Harry Winston Diamond Corp.	732,000	10,435
		323,799
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA ADR	967,200	54,744

China (7.7%)
Tencent Holdings Ltd.	13,426,000	438,327
* Baidu Inc. ADR	4,015,849	386,766
CNOOC Ltd.	45,461,000	97,090
China Resources Enterprise Ltd.	21,302,000	75,972
Beijing Enterprises Holdings Ltd.	10,826,000	69,767
Industrial & Commercial Bank of China Ltd.	98,549,000	66,469
Mindray Medical International Ltd. ADR	1,773,861	60,010
Belle International Holdings Ltd.	23,826,000	50,029
Shandong Weigao Group Medical Polymer Co. Ltd.	44,588,000	46,049
* Youku Tudou Inc. ADR	2,077,149	35,436

^	Yingde Gases	31,000,000	30,753
	New Oriental Education & Technology Group Inc. ADR	164,026	3,307
^,* Chaoda Modern Agriculture Holdings Ltd.		17,258,719	604
			1,360,579
Denmark (1.5%)
	Novo Nordisk A/S Class B	902,128	142,997
	Novozymes A/S	3,172,000	87,380
	AP Moeller - Maersk A/S Class B	3,750	26,771
			257,148
France (8.1%)
	L'Oreal SA	2,854,785	387,678
	PPR	1,471,373	274,724
	Cie Generale d'Optique Essilor International SA	1,347,722	130,214
	Schneider Electric SA	1,435,325	101,040
	Sanofi	957,908	85,558
	Safran SA	1,804,400	73,980
	LVMH Moet Hennessy Louis Vuitton SA	406,540	71,385
	Cie Generale des Etablissements Michelin	742,429	69,195
	European Aeronautic Defence and Space Co. NV	1,375,000	46,352
	Publicis Groupe SA	795,027	45,018
	Total SA	836,870	41,941
	Vallourec SA	790,000	41,065
	CFAO SA	630,000	30,574
*	Societe Generale SA	723,498	26,227
	Arkema SA	19,463	1,992
			1,426,943
Germany (6.2%)
	Daimler AG	3,530,249	174,603
	GEA Group AG	3,844,887	125,753
	Porsche Automobil Holding SE Prior Pfd.	1,518,515	112,731
	Adidas AG	1,272,118	111,906
	Infineon Technologies AG	14,084,718	108,081
	Volkswagen AG	483,893	98,561
	HeidelbergCement AG	999,207	54,368
	SAP AG	650,000	50,752
	MTU Aero Engines Holding AG	570,000	50,748
	Software AG	1,050,000	44,151
	Symrise AG	1,260,000	43,888
^	Aixtron SE NA	3,130,112	39,454
	Axel Springer AG	813,258	35,429
	Wincor Nixdorf AG	779,335	32,875
^	SMA Solar Technology AG	719,595	15,490
			1,098,790
Hong Kong (4.0%)
	AIA Group Ltd.	83,535,200	324,866
	Jardine Matheson Holdings Ltd.	3,035,947	179,139
	Swire Pacific Ltd. Class A	6,846,500	83,911
	Hong Kong Exchanges and Clearing Ltd.	4,514,200	72,086
	Techtronic Industries Co.	17,003,782	33,466
^	Esprit Holdings Ltd.	6,934,939	10,759
			704,227
India (1.6%)
	Housing Development Finance Corp.	7,692,900	119,267
*	Idea Cellular Ltd.	40,822,574	72,786
	HDFC Bank Ltd.	3,724,019	48,102

Tata Motors Ltd.	8,967,223	44,996
		285,151
Indonesia (0.4%)
Bank Mandiri Persero Tbk PT	77,192,500	66,320

Ireland (0.2%)
Kerry Group plc Class A	810,000	42,435

Israel (1.1%)
* Check Point Software Technologies Ltd.	4,334,249	200,112

Italy (1.3%)
^,* Fiat SPA	28,230,717	130,906
* UniCredit SPA	20,470,794	95,415
		226,321
Japan (7.5%)
Rakuten Inc.	19,991,600	168,544
Astellas Pharma Inc.	2,794,088	141,447
SMC Corp.	766,300	129,868
FANUC Corp.	666,200	112,797
Sumitomo Mitsui Financial Group Inc.	3,163,300	102,397
Softbank Corp.	2,673,500	100,557
Seven & I Holdings Co. Ltd.	3,061,900	89,233
Nippon Telegraph & Telephone Corp.	1,964,100	88,354
Honda Motor Co. Ltd.	2,257,200	75,236
Sekisui Chemical Co. Ltd.	7,029,000	55,241
Toyota Motor Corp.	1,234,383	53,149
^ Gree Inc.	2,710,000	47,078
Kyocera Corp.	455,100	42,114
Sysmex Corp.	929,996	42,109
Canon Inc.	1,079,922	38,206
MISUMI Group Inc.	1,307,610	34,519
		1,320,849
Luxembourg (0.1%)
* Reinet Investments SCA	542,339	10,583

Mexico (0.7%)
Grupo Financiero Banorte SAB de CV	11,582,396	66,377
* Grupo Financiero Santander Mexico SAB de CV ADR	3,721,875	54,377
		120,754
Netherlands (0.6%)
* ING Groep NV	9,595,834	86,708
TNT Express NV	1,479,130	14,435
		101,143
Norway (1.3%)
Statoil ASA	5,280,336	129,003
DNB ASA	7,510,438	93,383
Schibsted ASA	310,659	12,849
		235,235

Peru (0.7%)
Credicorp Ltd.	830,947	116,249
(New York Shares)

Portugal (0.4%)
Jerónimo Martins SGPS SA	3,627,182	67,619

Russia (0.6%)
Sberbank of Russia ADR	5,960,482	70,660
Mail.ru Group Ltd. GDR	1,266,000	41,874
		112,534
Singapore (0.4%)
Singapore Exchange Ltd.	6,541,000	36,890
DBS Group Holdings Ltd.	2,754,441	32,597
		69,487
South Africa (0.5%)
Impala Platinum Holdings Ltd.	1,778,600	28,923
MTN Group Ltd.	1,540,000	28,359
Sasol Ltd.	549,196	23,145
		80,427
South Korea (4.0%)
Samsung Electronics Co. Ltd.	282,741	367,527
Shinhan Financial Group Co. Ltd.	2,441,226	78,268
NHN Corp.	312,858	72,812
Hyundai Mobis	247,479	65,335
^ Celltrion Inc.	2,053,486	49,301
Hyundai Motor Co.	228,408	47,595
* Hankook Tire Co. Ltd.	700,001	29,639
		710,477
Spain (3.5%)
Inditex SA	2,683,385	368,382
* Banco Santander SA	26,148,250	201,435
Distribuidora Internacional de Alimentacion SA	7,176,919	44,602
		614,419
Sweden (5.4%)
Atlas Copco AB Class A	13,275,645	342,182
^ Svenska Handelsbanken AB Class A	5,656,352	201,308
Sandvik AB	12,672,533	189,787
Alfa Laval AB	5,199,985	102,401
Elekta AB Class B	4,093,089	59,187
Telefonaktiebolaget LM Ericsson Class B	4,812,003	45,106
Oriflame Cosmetics SA	575,000	16,174
		956,145
Switzerland (8.4%)
Syngenta AG	751,696	300,947
Roche Holding AG	1,397,850	275,370
Nestle SA	3,306,621	216,443
Cie Financiere Richemont SA	2,065,690	159,438
Zurich Insurance Group AG	450,798	115,155
Geberit AG	494,180	104,502
Credit Suisse Group AG	4,106,388	97,287
ABB Ltd.	3,984,182	77,687
Novartis AG	889,174	55,100
Swatch Group AG (Bearer)	96,145	46,478

Holcim Ltd.			585,809	40,177
				1,488,584
Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.			22,370,508	76,012
Compal Electronics Inc.			22,757,304	15,407
				91,419
Thailand (0.4%)
Kasikornbank PCL (Foreign)			12,705,056	77,376

Turkey (1.3%)
Turkiye Garanti Bankasi AS			37,457,981	177,748
BIM Birlesik Magazalar AS			1,198,546	54,473
				232,221
United Kingdom (17.1%)
BHP Billiton plc			11,956,218	376,566
Prudential plc			20,311,625	295,269
BG Group plc			13,856,253	237,726
Standard Chartered plc			9,882,732	230,516
ARM Holdings plc			18,243,000	226,946
Rolls-Royce Holdings plc			13,797,616	197,069
Diageo plc			6,477,457	193,205
HSBC Holdings plc			14,847,282	151,623
Meggitt plc			16,896,070	105,504
Capita plc			7,718,242	94,330
WPP plc			6,779,071	93,076
Shire plc			2,991,760	86,385
Vodafone Group plc			32,972,082	85,056
British American Tobacco plc			1,530,803	80,415
AMEC plc			4,753,674	79,524
Centrica plc			12,286,837	64,166
Burberry Group plc			2,741,016	56,564
Inchcape plc			8,080,212	55,398
Unilever plc			1,430,000	54,869
Carnival plc			1,200,000	48,678
Aggreko plc			1,282,054	45,862
GlaxoSmithKline plc			2,018,949	43,238
G4S plc			10,000,000	39,603
Ultra Electronics Holdings plc			1,500,000	39,222
AZ Electronic Materials SA			4,888,251	28,771
				3,009,581
United States (1.4%)
* Amazon.com Inc.			1,000,200	252,100
Total Common Stocks (Cost $14,724,788)				17,134,719
	Coupon
Temporary Cash Investments (3.7%)[1]
Money Market Fund (3.5%)
[2,3] Vanguard Market Liquidity Fund	0.167%		626,996,593	626,997

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Fannie Mae Discount Notes	0.135%	12/12/12	11,500	11,499
[4,5,6]Fannie Mae Discount Notes	0.120%	12/26/12	10,000	9,999
[6,7] Federal Home Loan Bank Discount Notes	0.135%	12/05/12	5,000	5,000

[4,5]	Freddie Mac Discount Notes	0.135%	12/10/12	400	400
5	United States Treasury Note/Bond	0.625%	12/31/12	5,000	5,002
					31,900
Total Temporary Cash Investments (Cost $658,897)					658,897
Total Investments (100.8%) (Cost $15,383,685)					17,793,616
Other Assets and Liabilities-Net (-0.8%)[3]					(145,598)
Net Assets (100%)					17,648,018

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $154,205,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 1.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $161,738,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $17,401,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $7,345,000 have been segregated as collateral for open forward currency contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

International Growth Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,636,921	—	—
Common Stocks—Other	685,631	14,812,167	—
Temporary Cash Investments	626,997	31,900	—
Futures Contracts—Assets[1]	261	—	—
Forward Currency Contracts—Assets	—	498	—
Forward Currency Contracts—Liabilities	—	(6,485)	—
Total	2,949,810	14,838,080	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

International Growth Fund

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2012	3,165	106,780	1,357
FTSE 100 Index	December 2012	1,096	103,654	592
Topix Index	December 2012	842	80,020	5,776
S&P ASX 200 Index	December 2012	364	43,163	1,355

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At November 30, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Brown Brothers Harriman &
Co.	12/21/12	EUR	80,732USD	105,024	(482)

Brown Brothers Harriman &
Co.	12/21/12	GBP	64,481USD	103,329	(1,246)

Brown Brothers Harriman &
Co.	12/18/12	JPY	6,486,294USD	78,682	(4,737)

Brown Brothers Harriman &
Co.	12/21/12	AUD	43,456USD	45,264	258

Brown Brothers Harriman &
Co.	12/18/12	USD	5,003 JPY	412,472	240

Brown Brothers Harriman &
Co.	12/21/12	USD	3,549AUD	3,407	(20)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

International Growth Fund

E. At November 30, 2012, the cost of investment securities for tax purposes was $15,384,490,000. Net unrealized appreciation of investment securities for tax purposes was $2,409,126,000, consisting of unrealized gains of $3,435,642,000 on securities that had risen in value since their purchase and $1,026,516,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of November 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.0%)
*	Amazon.com Inc.	31,789	8,012
	Ford Motor Co.	348,242	3,987
	Lowe's Cos. Inc.	107,618	3,884
*	priceline.com Inc.	4,627	3,068
	TJX Cos. Inc.	69,094	3,064
	NIKE Inc. Class B	25,450	2,481
	Viacom Inc. Class B	43,146	2,227
	CBS Corp. Class B	55,620	2,001
	Johnson Controls Inc.	63,225	1,741
	VF Corp.	10,231	1,642
	Coach Inc.	26,512	1,533
*	General Motors Co.	58,131	1,504
	Limited Brands Inc.	27,336	1,426
	McGraw-Hill Cos. Inc.	25,935	1,377
*	Bed Bath & Beyond Inc.	21,603	1,269
	Omnicom Group Inc.	24,839	1,236
	Ross Stores Inc.	21,097	1,201
	Gap Inc.	34,189	1,178
*	O'Reilly Automotive Inc.	11,090	1,043
*	AutoZone Inc.	2,631	1,010
*	Sirius XM Radio Inc.	359,624	1,000
	Harley-Davidson Inc.	21,175	994
	Genuine Parts Co.	14,531	946
*	Dollar Tree Inc.	21,422	894
	Ralph Lauren Corp. Class A	5,683	893
	Family Dollar Stores Inc.	11,042	786
*	CarMax Inc.	21,263	771
	PetSmart Inc.	10,163	718
*	BorgWarner Inc.	10,641	706
	Tiffany & Co.	11,765	694
	Newell Rubbermaid Inc.	27,020	589
*	Mohawk Industries Inc.	6,470	556
	Lennar Corp. Class A	14,540	553
	Autoliv Inc.	8,871	535
	Garmin Ltd.	13,682	532
	Foot Locker Inc.	13,977	501
	Scripps Networks Interactive Inc. Class A	8,080	477
	H&R Block Inc.	25,707	464
	Hasbro Inc.	12,016	462
	Interpublic Group of Cos. Inc.	41,145	445
	Gannett Co. Inc.	21,822	391
	Leggett & Platt Inc.	12,876	359
	Abercrombie & Fitch Co.	7,734	355
*	AutoNation Inc.	8,533	332
	GameStop Corp. Class A	11,735	308
	Harman International Industries Inc.	6,111	242
*	Apollo Group Inc. Class A	10,352	199

Washington Post Co. Class B	433	159
		60,745
Consumer Staples (6.8%)
Procter & Gamble Co.	256,502	17,912
Colgate-Palmolive Co.	44,552	4,834
Kimberly-Clark Corp.	36,622	3,139
General Mills Inc.	60,498	2,480
HJ Heinz Co.	29,885	1,747
Kellogg Co.	25,216	1,398
Estee Lauder Cos. Inc. Class A	21,928	1,277
ConAgra Foods Inc.	38,178	1,140
Clorox Co.	12,033	919
Dr Pepper Snapple Group Inc.	19,890	892
Coca-Cola Enterprises Inc.	28,354	884
Campbell Soup Co.	22,249	818
McCormick & Co. Inc.	11,244	726
Hormel Foods Corp.	18,508	574
Avon Products Inc.	40,584	566
Tyson Foods Inc. Class A	27,365	525
Energizer Holdings Inc.	5,951	475
* Smithfield Foods Inc.	14,529	325
Hillshire Brands Co.	11,003	306
		40,937
Energy (4.9%)
Schlumberger Ltd.	124,600	8,924
Occidental Petroleum Corp.	75,638	5,689
Apache Corp.	36,579	2,820
Devon Energy Corp.	37,602	1,943
Williams Cos. Inc.	58,582	1,924
Baker Hughes Inc.	40,700	1,756
Spectra Energy Corp.	60,842	1,701
* FMC Technologies Inc.	22,449	917
EQT Corp.	13,830	831
Noble Corp.	23,381	806
CONSOL Energy Inc.	20,976	658
Peabody Energy Corp.	24,984	627
* Rowan Cos. plc Class A	11,527	366
* Newfield Exploration Co.	12,551	305
* WPX Energy Inc.	18,760	296
		29,563
Financials (23.3%)
JPMorgan Chase & Co.	354,754	14,573
Bank of America Corp.	1,001,856	9,878
Citigroup Inc.	273,448	9,453
American Express Co.	105,847	5,917
US Bancorp	176,860	5,705
Goldman Sachs Group Inc.	44,766	5,273
* American International Group Inc.	115,599	3,830
Capital One Financial Corp.	54,201	3,122
American Tower Corporation	37,037	2,775
PNC Financial Services Group Inc.	49,198	2,762
Travelers Cos. Inc.	36,337	2,573
ACE Ltd.	31,638	2,507
MetLife Inc.	73,880	2,452
Morgan Stanley	138,562	2,338
Aflac Inc.	43,832	2,323

BlackRock Inc.	11,777	2,321
Prudential Financial Inc.	43,358	2,260
Discover Financial Services	48,342	2,012
State Street Corp.	44,832	1,992
Franklin Resources Inc.	14,880	1,964
Chubb Corp.	24,817	1,911
Allstate Corp.	45,351	1,836
BB&T Corp.	64,831	1,826
HCP Inc.	40,102	1,807
Marsh & McLennan Cos. Inc.	50,381	1,774
Ventas Inc.	27,484	1,749
Aon plc	30,257	1,719
CME Group Inc.	30,945	1,710
Public Storage	11,956	1,681
Equity Residential	28,102	1,560
Charles Schwab Corp.	118,054	1,547
T. Rowe Price Group Inc.	23,637	1,529
Loews Corp.	37,077	1,516
Prologis Inc.	42,901	1,456
Weyerhaeuser Co.	49,972	1,377
SunTrust Banks Inc.	50,067	1,359
Annaly Capital Management Inc.	90,395	1,331
Fifth Third Bancorp	85,529	1,252
Progressive Corp.	56,855	1,208
Ameriprise Financial Inc.	19,719	1,196
M&T Bank Corp.	11,657	1,139
Northern Trust Corp.	22,534	1,082
Invesco Ltd.	41,997	1,049
Moody's Corp.	20,690	1,005
* IntercontinentalExchange Inc.	6,789	897
Regions Financial Corp.	131,552	877
Hartford Financial Services Group Inc.	40,504	858
Principal Financial Group Inc.	27,449	745
SLM Corp.	43,676	723
KeyCorp	88,092	712
XL Group plc Class A	28,551	695
* CIT Group Inc.	18,694	693
Macerich Co.	12,253	692
Lincoln National Corp.	26,115	645
Plum Creek Timber Co. Inc.	15,042	645
Cincinnati Financial Corp.	15,065	610
Willis Group Holdings plc	16,245	570
* CBRE Group Inc. Class A	30,017	568
NYSE Euronext	23,083	539
Comerica Inc.	18,123	536
Unum Group	26,289	536
New York Community Bancorp Inc.	40,250	524
Huntington Bancshares Inc.	79,851	491
PartnerRe Ltd.	5,858	486
Torchmark Corp.	8,875	461
* Markel Corp.	907	434
Axis Capital Holdings Ltd.	11,846	426
Arthur J Gallagher & Co.	11,141	407
People's United Financial Inc.	32,823	400
Hudson City Bancorp Inc.	49,492	399
RenaissanceRe Holdings Ltd.	4,758	394
Liberty Property Trust	10,820	377

Brown & Brown Inc.	13,076	351
Zions Bancorporation	17,276	347
Duke Realty Corp.	24,866	336
Legg Mason Inc.	12,717	325
White Mountains Insurance Group Ltd.	615	317
SEI Investments Co.	12,280	270
* Genworth Financial Inc. Class A	44,491	265
Old Republic International Corp.	24,162	253
Assurant Inc.	7,386	253
Erie Indemnity Co. Class A	3,376	241
City National Corp.	4,838	236
Mercury General Corp.	2,676	111
		141,294
Health Care (24.1%)
Johnson & Johnson	256,371	17,877
Pfizer Inc.	703,672	17,606
Merck & Co. Inc.	283,968	12,580
Abbott Laboratories	146,830	9,544
Amgen Inc.	72,685	6,454
Eli Lilly & Co.	107,304	5,262
* Gilead Sciences Inc.	70,133	5,260
UnitedHealth Group Inc.	96,412	5,244
Bristol-Myers Squibb Co.	158,302	5,165
* Express Scripts Holding Co.	75,765	4,080
Medtronic Inc.	95,718	4,031
Baxter International Inc.	51,356	3,403
* Biogen Idec Inc.	22,101	3,295
* Celgene Corp.	40,374	3,173
Covidien plc	45,114	2,622
Allergan Inc.	28,172	2,613
Thermo Fisher Scientific Inc.	34,348	2,183
McKesson Corp.	22,009	2,079
* Intuitive Surgical Inc.	3,712	1,964
* Alexion Pharmaceuticals Inc.	17,914	1,720
WellPoint Inc.	30,394	1,699
Stryker Corp.	26,782	1,451
Becton Dickinson and Co.	18,673	1,432
Cigna Corp.	26,960	1,409
Aetna Inc.	31,278	1,351
Cardinal Health Inc.	31,872	1,289
Agilent Technologies Inc.	32,135	1,230
Zimmer Holdings Inc.	16,467	1,086
* DaVita HealthCare Partners Inc.	9,775	1,056
* Watson Pharmaceuticals Inc.	11,822	1,040
* Mylan Inc.	37,699	1,025
St. Jude Medical Inc.	29,347	1,006
Humana Inc.	15,155	991
AmerisourceBergen Corp. Class A	23,456	990
* Edwards Lifesciences Corp.	10,857	942
Perrigo Co.	8,721	903
* Forest Laboratories Inc.	24,979	886
Quest Diagnostics Inc.	14,695	849
* Vertex Pharmaceuticals Inc.	20,210	804
* Life Technologies Corp.	16,288	804
CR Bard Inc.	7,959	788
* Laboratory Corp. of America Holdings	9,041	765
* Boston Scientific Corp.	132,263	733

* Waters Corp.	8,171	691
* Henry Schein Inc.	8,181	661
* Illumina Inc.	11,556	621
* CareFusion Corp.	20,648	576
Coventry Health Care Inc.	12,577	549
DENTSPLY International Inc.	13,027	517
* Hospira Inc.	15,212	453
Universal Health Services Inc. Class B	8,484	382
Omnicare Inc.	10,440	378
Patterson Cos. Inc.	10,282	351
		145,863
Industrials (6.3%)
Caterpillar Inc.	60,845	5,186
United Parcel Service Inc. Class B	67,641	4,945
Deere & Co.	36,522	3,070
Illinois Tool Works Inc.	43,780	2,696
FedEx Corp.	29,478	2,639
Norfolk Southern Corp.	36,407	2,198
CSX Corp.	96,993	1,917
Cummins Inc.	17,754	1,743
PACCAR Inc.	33,028	1,451
Ingersoll-Rand plc	28,668	1,398
Waste Management Inc.	42,821	1,395
WW Grainger Inc.	6,581	1,277
Stanley Black & Decker Inc.	15,754	1,133
Rockwell Automation Inc.	13,351	1,058
Pentair Ltd.	19,690	955
Pall Corp.	10,680	635
Masco Corp.	33,522	568
Equifax Inc.	11,058	567
Iron Mountain Inc.	17,492	553
JB Hunt Transport Services Inc.	8,171	486
* Fortune Brands Home & Security Inc.	14,813	444
Robert Half International Inc.	13,458	380
Dun & Bradstreet Corp.	4,229	335
Avery Dennison Corp.	9,307	311
Manpower Inc.	7,510	289
Ryder System Inc.	4,849	228
Pitney Bowes Inc.	18,339	205
ITT Corp.	8,670	194
RR Donnelley & Sons Co.	16,705	157
		38,413
Information Technology (18.9%)
* Google Inc. Class A	24,274	16,952
Oracle Corp.	455,836	14,632
QUALCOMM Inc.	159,029	10,117
Visa Inc. Class A	48,923	7,324
* eBay Inc.	120,340	6,356
Mastercard Inc. Class A	11,264	5,505
* EMC Corp.	196,099	4,867
Accenture plc Class A	59,784	4,061
Texas Instruments Inc.	106,813	3,148
Automatic Data Processing Inc.	45,689	2,593
Hewlett-Packard Co.	185,739	2,413
* Yahoo! Inc.	110,674	2,077
* Cognizant Technology Solutions Corp. Class A	27,795	1,869

Corning Inc.	139,342	1,704
Intuit Inc.	27,322	1,637
* Adobe Systems Inc.	46,141	1,597
* Salesforce.com Inc.	9,740	1,536
Broadcom Corp. Class A	47,369	1,534
Applied Materials Inc.	115,634	1,241
* Symantec Corp.	65,731	1,233
* Citrix Systems Inc.	17,232	1,054
* Fiserv Inc.	12,722	979
Altera Corp.	29,746	963
* Teradata Corp.	15,747	937
* SanDisk Corp.	22,667	886
* Check Point Software Technologies Ltd.	19,163	885
* Juniper Networks Inc.	49,108	883
Xilinx Inc.	24,462	848
Xerox Corp.	121,579	828
* VMware Inc. Class A	8,859	806
Avago Technologies Ltd.	22,914	804
Western Digital Corp.	23,007	769
CA Inc.	32,829	727
* Autodesk Inc.	21,595	715
Western Union Co.	55,892	705
* F5 Networks Inc.	7,371	691
* Alliance Data Systems Corp.	4,845	690
NVIDIA Corp.	57,606	690
* Red Hat Inc.	13,373	661
* Akamai Technologies Inc.	16,504	604
* BMC Software Inc.	14,720	603
* Lam Research Corp.	17,012	597
* Micron Technology Inc.	95,300	570
* VeriSign Inc.	14,625	499
* Synopsys Inc.	13,888	456
* Electronic Arts Inc.	29,840	442
* Avnet Inc.	13,327	390
Total System Services Inc.	17,445	383
* Arrow Electronics Inc.	10,203	380
* NCR Corp.	14,608	350
* LSI Corp.	51,245	345
Broadridge Financial Solutions Inc.	11,400	269
DST Systems Inc.	4,105	237
Molex Inc.	6,775	179
Molex Inc. Class A	7,629	166
* Rovi Corp.	9,897	152
		114,539
Materials (4.0%)
EI du Pont de Nemours & Co.	86,708	3,741
Dow Chemical Co.	111,367	3,362
Praxair Inc.	27,988	3,001
Ecolab Inc.	27,335	1,970
Air Products & Chemicals Inc.	19,848	1,646
International Paper Co.	40,635	1,509
Mosaic Co.	27,740	1,500
Sherwin-Williams Co.	9,630	1,469
Southern Copper Corp.	23,782	863
Sigma-Aldrich Corp.	11,158	809
Ball Corp.	14,620	653
Vulcan Materials Co.	12,027	636

Ashland Inc.		7,340	521
MeadWestvaco Corp.		15,983	494
International Flavors & Fragrances Inc.		7,524	489
Airgas Inc.		5,446	482
Cliffs Natural Resources Inc.		13,121	377
Bemis Co. Inc.		9,599	323
Sealed Air Corp.		18,250	307
* Owens-Illinois Inc.		15,174	304
			24,456
Telecommunication Services (0.5%)
* Sprint Nextel Corp.		278,094	1,593
Windstream Corp.		54,393	456
Frontier Communications Corp.		92,723	446
Telephone & Data Systems Inc.		9,482	218
			2,713
Utilities (1.2%)
Consolidated Edison Inc.		27,043	1,509
Northeast Utilities		29,317	1,136
Wisconsin Energy Corp.		21,671	813
CenterPoint Energy Inc.		39,750	784
NiSource Inc.		26,314	636
* Calpine Corp.		32,645	564
Alliant Energy Corp.		10,413	467
Pepco Holdings Inc.		21,226	419
MDU Resources Group Inc.		17,201	356
TECO Energy Inc.		19,674	331
Questar Corp.		16,318	320
			7,335
Total Common Stocks (Cost $539,706)			605,858
	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund (Cost
$1,627)	0.167%	1,627,024	1,627

Total Investments (100.3%) (Cost $541,333)			607,485
Other Assets and Liabilities-Net (-0.3%)			(1,709)
Net Assets (100%)			605,776

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

FTSE Social Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $541,333,000. Net unrealized appreciation of investment securities for tax purposes was $66,152,000, consisting of unrealized gains of $113,297,000 on securities that had risen in value since their purchase and $47,145,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Index Fund

Schedule of Investments
As of November 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.7%)
Consumer Discretionary (11.2%)
	Home Depot Inc.	93,068	6,056
*	Amazon.com Inc.	22,336	5,630
	McDonald's Corp.	62,269	5,420
	Walt Disney Co.	105,217	5,225
	Comcast Corp. Class A	129,105	4,800
	Time Warner Inc.	58,589	2,771
	News Corp. Class A	109,749	2,704
	Lowe's Cos. Inc.	72,971	2,634
	Ford Motor Co.	220,671	2,527
	Starbucks Corp.	47,038	2,440
	Target Corp.	38,414	2,425
	NIKE Inc. Class B	22,472	2,191
*	priceline.com Inc.	3,084	2,045
	TJX Cos. Inc.	45,881	2,034
*	DIRECTV	38,741	1,925
	Yum! Brands Inc.	28,147	1,888
	Time Warner Cable Inc.	18,912	1,795
	Viacom Inc. Class B	28,604	1,476
	CBS Corp. Class B	37,515	1,350
	Comcast Corp.	37,353	1,346
*	General Motors Co.	48,501	1,255
	Las Vegas Sands Corp.	25,541	1,191
	Johnson Controls Inc.	42,199	1,162
	Carnival Corp.	27,711	1,071
	Coach Inc.	17,853	1,033
	Macy's Inc.	24,845	962
	VF Corp.	5,445	874
*	Bed Bath & Beyond Inc.	14,386	845
	McGraw-Hill Cos. Inc.	15,572	827
	Omnicom Group Inc.	16,394	815
*	Dollar General Corp.	16,297	815
*	AutoZone Inc.	2,118	813
	Ross Stores Inc.	14,222	810
	Limited Brands Inc.	15,406	803
*	Liberty Media Corp. - Liberty Capital Class A	6,507	716
	Gap Inc.	19,735	680
	Kohl's Corp.	14,107	630
	Ralph Lauren Corp. Class A	3,827	601
	Marriott International Inc. Class A	16,449	597
	Wynn Resorts Ltd.	5,001	562
*	Discovery Communications Inc. Class A	9,021	545
	Staples Inc.	42,794	501
	Liberty Global Inc. Class A	8,654	485
*	DISH Network Corp. Class A	13,085	485
	Liberty Global Inc.	7,025	370
	News Corp. Class B	13,996	353
*	Discovery Communications Inc.	5,840	329

Best Buy Co. Inc.	18,098	237
		79,049
Consumer Staples (11.7%)
Procter & Gamble Co.	170,747	11,923
Coca-Cola Co.	250,785	9,510
Philip Morris International Inc.	104,082	9,355
Wal-Mart Stores Inc.	114,931	8,277
PepsiCo Inc.	96,105	6,747
Altria Group Inc.	126,167	4,266
CVS Caremark Corp.	78,561	3,654
Colgate-Palmolive Co.	29,281	3,177
Costco Wholesale Corp.	26,848	2,792
Mondelez International Inc. Class A	104,315	2,701
Kimberly-Clark Corp.	24,275	2,081
Walgreen Co.	55,302	1,875
General Mills Inc.	40,130	1,645
* Kraft Foods Group Inc.	34,753	1,571
HJ Heinz Co.	19,826	1,159
Sysco Corp.	36,232	1,147
Archer-Daniels-Midland Co.	40,744	1,088
Whole Foods Market Inc.	10,782	1,007
Lorillard Inc.	8,110	983
Reynolds American Inc.	21,312	932
Kroger Co.	32,934	864
Mead Johnson Nutrition Co.	12,633	861
Kellogg Co.	15,522	861
Estee Lauder Cos. Inc. Class A	14,665	854
ConAgra Foods Inc.	25,685	767
Hershey Co.	9,571	701
Brown-Forman Corp. Class B	7,614	534
Campbell Soup Co.	11,798	434
Molson Coors Brewing Co. Class B	9,331	387
Avon Products Inc.	26,817	374
Clorox Co.	4,219	322
		82,849
Energy (11.4%)
Exxon Mobil Corp.	285,720	25,183
Chevron Corp.	121,474	12,839
Schlumberger Ltd.	81,946	5,869
ConocoPhillips	71,198	4,054
Occidental Petroleum Corp.	50,296	3,783
Anadarko Petroleum Corp.	30,991	2,268
EOG Resources Inc.	16,696	1,964
Phillips 66	36,802	1,927
Halliburton Co.	57,167	1,907
Apache Corp.	24,199	1,865
National Oilwell Varco Inc.	26,392	1,803
Kinder Morgan Inc.	40,031	1,353
Marathon Oil Corp.	43,783	1,351
Williams Cos. Inc.	38,822	1,275
Marathon Petroleum Corp.	21,162	1,260
Devon Energy Corp.	23,822	1,231
Baker Hughes Inc.	27,121	1,170
Spectra Energy Corp.	40,541	1,133
Valero Energy Corp.	34,228	1,104
Noble Energy Inc.	11,000	1,075

Hess Corp.	19,022	944
* Cameron International Corp.	15,284	825
Ensco plc Class A	13,938	812
* Southwestern Energy Co.	21,675	752
Chesapeake Energy Corp.	41,170	701
Murphy Oil Corp.	11,447	649
Noble Corp.	15,701	542
* Weatherford International Ltd.	46,795	487
Diamond Offshore Drilling Inc.	4,320	298
Continental Resources Inc.	2,855	196
		80,620
Financials (14.7%)
Wells Fargo & Co.	309,874	10,229
JPMorgan Chase & Co.	234,597	9,637
Bank of America Corp.	667,758	6,584
Citigroup Inc.	181,665	6,280
* Berkshire Hathaway Inc. Class B	56,907	5,012
US Bancorp	117,473	3,790
American Express Co.	62,992	3,521
Goldman Sachs Group Inc.	28,312	3,335
Simon Property Group Inc.	18,770	2,855
* American International Group Inc.	68,666	2,275
Capital One Financial Corp.	36,049	2,076
PNC Financial Services Group Inc.	32,744	1,838
American Tower Corporation	24,446	1,832
Bank of New York Mellon Corp.	73,898	1,769
MetLife Inc.	52,632	1,747
Travelers Cos. Inc.	24,114	1,708
ACE Ltd.	20,996	1,664
BlackRock Inc.	8,203	1,616
Morgan Stanley	91,955	1,551
Aflac Inc.	29,014	1,537
Prudential Financial Inc.	28,948	1,509
Discover Financial Services	31,780	1,322
State Street Corp.	29,577	1,314
Public Storage	9,051	1,273
HCP Inc.	28,079	1,265
Chubb Corp.	16,411	1,264
Allstate Corp.	30,448	1,233
Franklin Resources Inc.	9,319	1,230
BB&T Corp.	43,372	1,222
Marsh & McLennan Cos. Inc.	33,756	1,189
Ventas Inc.	18,265	1,163
Equity Residential	19,939	1,107
Aon plc	19,151	1,088
CME Group Inc.	19,538	1,080
T. Rowe Price Group Inc.	15,775	1,020
Prologis Inc.	28,474	966
Boston Properties Inc.	9,264	951
Health Care REIT Inc.	16,084	947
AvalonBay Communities Inc.	6,979	920
Weyerhaeuser Co.	33,288	917
SunTrust Banks Inc.	33,284	904
Annaly Capital Management Inc.	60,308	888
Charles Schwab Corp.	67,039	878
Fifth Third Bancorp	57,098	836
Loews Corp.	19,704	806

Ameriprise Financial Inc.	13,044	791
Vornado Realty Trust	10,339	790
Progressive Corp.	35,844	762
Invesco Ltd.	27,737	693
M&T Bank Corp.	7,068	691
Northern Trust Corp.	13,497	648
Hartford Financial Services Group Inc.	26,004	551
General Growth Properties Inc.	26,259	509
TD Ameritrade Holding Corp.	13,515	219
		103,802
Health Care (12.3%)
Johnson & Johnson	170,718	11,904
Pfizer Inc.	462,125	11,562
Merck & Co. Inc.	188,517	8,351
Abbott Laboratories	96,916	6,300
Amgen Inc.	47,592	4,226
* Gilead Sciences Inc.	46,960	3,522
UnitedHealth Group Inc.	63,772	3,469
Bristol-Myers Squibb Co.	103,681	3,383
Eli Lilly & Co.	64,774	3,177
* Express Scripts Holding Co.	49,886	2,686
Medtronic Inc.	63,289	2,665
Baxter International Inc.	33,785	2,239
* Celgene Corp.	26,634	2,093
* Biogen Idec Inc.	13,864	2,067
Allergan Inc.	19,053	1,767
Covidien plc	29,888	1,737
Thermo Fisher Scientific Inc.	22,794	1,449
McKesson Corp.	14,610	1,380
* Intuitive Surgical Inc.	2,466	1,304
* Alexion Pharmaceuticals Inc.	11,927	1,145
WellPoint Inc.	20,074	1,122
Stryker Corp.	18,902	1,024
Becton Dickinson and Co.	12,541	962
Cigna Corp.	17,838	932
Aetna Inc.	20,626	891
Cardinal Health Inc.	21,453	868
Regeneron Pharmaceuticals Inc.	4,739	837
Agilent Technologies Inc.	21,560	826
Zimmer Holdings Inc.	10,885	718
St. Jude Medical Inc.	19,381	664
Humana Inc.	10,116	662
* Forest Laboratories Inc.	16,648	590
* Boston Scientific Corp.	88,328	489
HCA Holdings Inc.	10,897	346
		87,357
Industrials (9.9%)
General Electric Co.	653,707	13,813
United Technologies Corp.	53,681	4,300
3M Co.	40,557	3,689
Union Pacific Corp.	29,242	3,590
Caterpillar Inc.	40,441	3,447
United Parcel Service Inc. Class B	45,002	3,290
Boeing Co.	44,133	3,278
Honeywell International Inc.	45,848	2,812
Emerson Electric Co.	44,910	2,256

Danaher Corp.	36,463	1,968
Deere & Co.	22,971	1,931
FedEx Corp.	18,573	1,663
Precision Castparts Corp.	9,002	1,651
Illinois Tool Works Inc.	26,048	1,604
Lockheed Martin Corp.	17,103	1,596
CSX Corp.	64,482	1,274
General Dynamics Corp.	18,511	1,231
Norfolk Southern Corp.	19,726	1,191
Raytheon Co.	20,623	1,178
Cummins Inc.	11,303	1,109
Eaton Corp.	19,841	1,035
Northrop Grumman Corp.	14,792	987
Ingersoll-Rand plc	19,022	928
PACCAR Inc.	21,031	924
Waste Management Inc.	27,197	886
Cooper Industries plc	11,556	861
Tyco International Ltd.	28,697	814
Parker Hannifin Corp.	9,371	770
Fastenal Co.	17,737	741
Dover Corp.	11,411	726
WW Grainger Inc.	3,735	725
Stanley Black & Decker Inc.	10,045	722
Rockwell Automation Inc.	8,859	702
CH Robinson Worldwide Inc.	10,073	622
Fluor Corp.	10,522	558
Republic Services Inc. Class A	19,589	558
Expeditors International of Washington Inc.	13,204	494
Rockwell Collins Inc.	8,574	490
		70,414
Information Technology (20.0%)
Apple Inc.	58,044	33,972
International Business Machines Corp.	67,205	12,774
Microsoft Corp.	467,136	12,435
* Google Inc. Class A	16,183	11,302
Oracle Corp.	241,137	7,741
QUALCOMM Inc.	105,182	6,692
Cisco Systems Inc.	331,911	6,276
Intel Corp.	308,944	6,046
Visa Inc. Class A	32,721	4,899
* eBay Inc.	72,022	3,804
Mastercard Inc. Class A	6,649	3,249
* EMC Corp.	130,163	3,231
Accenture plc Class A	39,191	2,662
Texas Instruments Inc.	70,857	2,088
Automatic Data Processing Inc.	30,306	1,720
* Facebook Inc. Class A	59,776	1,674
Hewlett-Packard Co.	122,464	1,591
* Yahoo! Inc.	69,462	1,304
* Salesforce.com Inc.	8,139	1,283
* Cognizant Technology Solutions Corp. Class A	18,432	1,239
Corning Inc.	93,883	1,148
* Adobe Systems Inc.	30,701	1,063
Intuit Inc.	17,272	1,035
Broadcom Corp. Class A	30,797	997
TE Connectivity Ltd.	26,448	931
Dell Inc.	92,027	887

Motorola Solutions Inc.	16,262	885
* Symantec Corp.	44,546	836
Applied Materials Inc.	76,371	819
Analog Devices Inc.	18,506	751
* NetApp Inc.	22,449	712
* Citrix Systems Inc.	11,516	704
Paychex Inc.	20,279	660
Altera Corp.	20,050	649
* Juniper Networks Inc.	32,749	589
Xerox Corp.	83,329	567
Western Union Co.	37,883	478
* VMware Inc. Class A	5,115	465
CA Inc.	20,413	452
Activision Blizzard Inc.	27,480	314
Marvell Technology Group Ltd.	29,796	253
		141,177
Materials (3.1%)
Monsanto Co.	33,036	3,026
EI du Pont de Nemours & Co.	57,450	2,478
Freeport-McMoRan Copper & Gold Inc.	58,854	2,296
Dow Chemical Co.	74,161	2,239
Praxair Inc.	18,494	1,983
Newmont Mining Corp.	30,722	1,447
Ecolab Inc.	18,076	1,303
PPG Industries Inc.	9,443	1,173
Air Products & Chemicals Inc.	13,083	1,085
Mosaic Co.	19,094	1,032
LyondellBasell Industries NV Class A	19,564	973
International Paper Co.	25,759	957
Sherwin-Williams Co.	5,500	839
Nucor Corp.	19,671	810
Alcoa Inc.	66,375	558
		22,199
Telecommunication Services (3.4%)
AT&T Inc.	357,069	12,187
Verizon Communications Inc.	176,106	7,770
CenturyLink Inc.	38,529	1,496
* Crown Castle International Corp.	18,188	1,228
* Sprint Nextel Corp.	185,836	1,065
		23,746
Utilities (3.0%)
Duke Energy Corp.	43,595	2,782
Southern Co.	53,854	2,345
Dominion Resources Inc.	35,401	1,809
NextEra Energy Inc.	24,552	1,687
Exelon Corp.	52,814	1,596
American Electric Power Co. Inc.	30,070	1,283
FirstEnergy Corp.	25,918	1,100
PG&E Corp.	26,223	1,074
PPL Corp.	35,901	1,054
Consolidated Edison Inc.	18,157	1,013
Sempra Energy	14,163	969
Public Service Enterprise Group Inc.	31,389	945
Edison International	19,208	874
Xcel Energy Inc.	30,221	817
Northeast Utilities	19,446	753

Entergy Corp.	10,969	697
AES Corp.	40,960	437
		21,235

Total Investments (100.7%) (Cost $624,256)		712,448
Other Assets and Liabilities-Net (-0.7%)		(5,238)
Net Assets (100%)		707,210

* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $624,256,000. Net unrealized appreciation of investment securities for tax purposes was $88,192,000, consisting of unrealized gains of $117,345,000 on securities that had risen in value since their purchase and $29,153,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Growth Index Fund

Schedule of Investments
As of November 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)[1]
Consumer Discretionary (19.5%)
	Home Depot Inc.	203,977	13,273
	Comcast Corp. Class A	338,973	12,603
*	Amazon.com Inc.	48,877	12,319
	McDonald's Corp.	136,271	11,861
	Walt Disney Co.	230,458	11,445
	Lowe's Cos. Inc.	159,133	5,743
	Starbucks Corp.	102,707	5,327
	Target Corp.	84,028	5,305
	News Corp. Class A	197,609	4,869
	NIKE Inc. Class B	49,129	4,789
*	priceline.com Inc.	6,727	4,461
	TJX Cos. Inc.	99,491	4,411
*	DIRECTV	84,772	4,213
	Yum! Brands Inc.	61,617	4,133
	Time Warner Cable Inc.	41,409	3,929
	Viacom Inc. Class B	62,589	3,230
	CBS Corp. Class B	80,646	2,902
	Las Vegas Sands Corp.	55,536	2,591
	Coach Inc.	38,452	2,224
	Macy's Inc.	54,409	2,106
	Ford Motor Co.	168,232	1,926
	VF Corp.	11,935	1,916
*	Bed Bath & Beyond Inc.	31,607	1,856
	News Corp. Class B	73,303	1,849
	McGraw-Hill Cos. Inc.	34,370	1,825
*	Dollar General Corp.	35,871	1,794
	Omnicom Group Inc.	35,918	1,787
*	AutoZone Inc.	4,545	1,744
	Ross Stores Inc.	30,492	1,736
	Limited Brands Inc.	32,954	1,719
	Gap Inc.	42,178	1,453
	Ralph Lauren Corp. Class A	8,149	1,280
	Marriott International Inc. Class A	34,822	1,264
	Wynn Resorts Ltd.	10,938	1,229
*	Discovery Communications Inc. Class A	19,875	1,201
*	DISH Network Corp. Class A	28,726	1,064
	Liberty Global Inc. Class A	18,554	1,040
*	Liberty Media Corp. - Liberty Capital Class A	9,074	998
	Comcast Corp.	25,303	912
	Liberty Global Inc.	15,061	794
*	Discovery Communications Inc.	12,712	715
			151,836
Consumer Staples (14.8%)
	Coca-Cola Co.	549,305	20,830
	Philip Morris International Inc.	228,064	20,498
	Wal-Mart Stores Inc.	251,790	18,134
	Altria Group Inc.	274,779	9,290
	CVS Caremark Corp.	171,969	7,998

Colgate-Palmolive Co.	64,081	6,953
Costco Wholesale Corp.	58,427	6,076
PepsiCo Inc.	73,572	5,166
* Kraft Foods Group Inc.	75,891	3,432
Whole Foods Market Inc.	23,757	2,218
Mead Johnson Nutrition Co.	27,539	1,878
Estee Lauder Cos. Inc. Class A	31,760	1,850
Kroger Co.	69,856	1,833
General Mills Inc.	43,990	1,803
Kimberly-Clark Corp.	18,683	1,602
Hershey Co.	21,387	1,567
Walgreen Co.	42,300	1,434
Brown-Forman Corp. Class B	16,678	1,170
Lorillard Inc.	8,828	1,070
Kellogg Co.	11,764	652
		115,454
Energy (5.0%)
Schlumberger Ltd.	179,361	12,846
EOG Resources Inc.	36,610	4,306
Halliburton Co.	125,691	4,192
National Oilwell Varco Inc.	57,588	3,933
Kinder Morgan Inc.	87,279	2,951
Williams Cos. Inc.	85,258	2,800
Noble Energy Inc.	23,985	2,344
* Cameron International Corp.	33,204	1,791
* Southwestern Energy Co.	47,670	1,655
Ensco plc Class A	19,449	1,132
Continental Resources Inc.	6,122	421
* Weatherford International Ltd.	36,226	377
		38,748
Financials (5.6%)
American Express Co.	137,812	7,704
Simon Property Group Inc.	26,692	4,061
American Tower Corporation	53,326	3,996
* Berkshire Hathaway Inc. Class B	43,851	3,862
Discover Financial Services	69,601	2,896
Franklin Resources Inc.	20,170	2,663
Marsh & McLennan Cos. Inc.	73,560	2,591
Aon plc	41,454	2,355
T. Rowe Price Group Inc.	34,272	2,216
Public Storage	12,806	1,801
Northern Trust Corp.	29,624	1,423
Weyerhaeuser Co.	47,269	1,303
Morgan Stanley	70,096	1,182
General Growth Properties Inc.	57,623	1,116
AvalonBay Communities Inc.	7,650	1,008
Equity Residential	15,307	850
Boston Properties Inc.	7,173	736
Charles Schwab Corp.	51,184	670
Vornado Realty Trust	7,912	605
TD Ameritrade Holding Corp.	30,189	489
		43,527
Health Care (9.9%)
Amgen Inc.	104,129	9,247
* Gilead Sciences Inc.	102,238	7,668
UnitedHealth Group Inc.	139,505	7,588

* Express Scripts Holding Co.	109,721	5,908
Baxter International Inc.	73,912	4,898
* Celgene Corp.	58,286	4,581
* Biogen Idec Inc.	30,305	4,518
Allergan Inc.	41,682	3,866
Covidien plc	64,837	3,768
Thermo Fisher Scientific Inc.	49,358	3,137
McKesson Corp.	32,008	3,024
* Intuitive Surgical Inc.	5,406	2,860
* Alexion Pharmaceuticals Inc.	26,199	2,515
Stryker Corp.	41,108	2,226
Becton Dickinson and Co.	26,946	2,066
Cigna Corp.	38,979	2,037
Agilent Technologies Inc.	47,400	1,815
Regeneron Pharmaceuticals Inc.	10,160	1,794
Zimmer Holdings Inc.	23,560	1,554
St. Jude Medical Inc.	42,675	1,463
HCA Holdings Inc.	23,816	756
		77,289
Industrials (10.9%)
United Technologies Corp.	117,085	9,380
3M Co.	88,879	8,083
Union Pacific Corp.	64,169	7,879
United Parcel Service Inc. Class B	98,167	7,177
Boeing Co.	96,467	7,166
Emerson Electric Co.	98,248	4,935
Caterpillar Inc.	57,365	4,890
Danaher Corp.	80,181	4,327
Deere & Co.	50,237	4,222
Precision Castparts Corp.	19,694	3,612
FedEx Corp.	40,279	3,606
Ingersoll-Rand plc	41,642	2,031
PACCAR Inc.	45,326	1,992
CSX Corp.	91,296	1,804
Tyco International Ltd.	62,142	1,763
Lockheed Martin Corp.	18,581	1,734
Fastenal Co.	38,030	1,590
WW Grainger Inc.	8,008	1,554
Cummins Inc.	15,819	1,553
Rockwell Automation Inc.	19,004	1,506
CH Robinson Worldwide Inc.	21,729	1,341
Fluor Corp.	22,510	1,195
Expeditors International of Washington Inc.	28,449	1,064
Norfolk Southern Corp.	15,084	911
		85,315
Information Technology (31.3%)
Apple Inc.	126,780	74,202
International Business Machines Corp.	146,824	27,907
* Google Inc. Class A	35,437	24,748
Oracle Corp.	528,413	16,962
QUALCOMM Inc.	230,221	14,647
Visa Inc. Class A	71,408	10,690
Microsoft Corp.	356,885	9,500
* eBay Inc.	156,714	8,278
Mastercard Inc. Class A	14,550	7,110
* EMC Corp.	283,605	7,039

	Accenture plc Class A			85,784	5,826
*	Facebook Inc. Class A			129,411	3,624
*	Yahoo! Inc.			152,191	2,857
*	Salesforce.com Inc.			17,866	2,817
*	Cognizant Technology Solutions Corp. Class A			40,288	2,709
	Automatic Data Processing Inc.			42,566	2,416
*	Adobe Systems Inc.			66,404	2,298
	Intuit Inc.			38,004	2,277
	Texas Instruments Inc.			76,839	2,264
	Broadcom Corp. Class A			68,611	2,222
	Motorola Solutions Inc.			34,748	1,892
*	Symantec Corp.			94,818	1,779
	Analog Devices Inc.			40,707	1,653
*	NetApp Inc.			49,461	1,568
*	Citrix Systems Inc.			25,350	1,550
	Altera Corp.			43,168	1,398
*	Juniper Networks Inc.			71,871	1,292
	Western Union Co.			81,353	1,026
*	VMware Inc. Class A			11,037	1,004
	Paychex Inc.			15,446	503
					244,058
Materials (2.6%)
	Monsanto Co.			72,028	6,597
	Praxair Inc.			40,268	4,317
	Ecolab Inc.			39,537	2,850
	PPG Industries Inc.			20,680	2,570
	Newmont Mining Corp.			43,894	2,067
	Sherwin-Williams Co.			11,792	1,798
					20,199
Telecommunication Services (0.5%)
*	Crown Castle International Corp.			39,906	2,694
*	Sprint Nextel Corp.			202,781	1,162
					3,856
Total Common Stocks (Cost $653,369)					780,282
		Coupon
Temporary Cash Investments (0.0%)[1]
Money Market Fund (0.0%)
2	Vanguard Market Liquidity Fund	0.167%		154,738	155

			Maturity
			Date
U.S. Government and Agency Obligations (0.0%)
[3,4] Fannie Mae Discount Notes		0.135%	12/12/12	100	100
Total Temporary Cash Investments (Cost $255)					255
Total Investments (100.1%) (Cost $653,624)					780,537
Other Assets and Liabilities-Net (-0.1%)					(628)
Net Assets (100%)					779,909

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	780,282	—	—
Temporary Cash Investments	155	100	—
Total	780,437	100	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Mega Cap 300 Growth Index Fund

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2012	6	424	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2012, the cost of investment securities for tax purposes was $653,624,000. Net unrealized appreciation of investment securities for tax purposes was $126,913,000, consisting of unrealized gains of $136,512,000 on securities that had risen in value since their purchase and $9,599,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Value Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (2.6%)
Time Warner Inc.	90,683	4,289
Ford Motor Co.	221,869	2,540
* General Motors Co.	74,827	1,936
Johnson Controls Inc.	65,162	1,795
Carnival Corp.	42,668	1,650
Kohl's Corp.	21,296	951
Staples Inc.	65,171	762
* Liberty Media Corp. - Liberty Capital Class A	3,463	381
		14,304
Consumer Staples (8.3%)
Procter & Gamble Co.	263,860	18,425
PepsiCo Inc.	96,893	6,803
Mondelez International Inc. Class A	161,131	4,172
Kimberly-Clark Corp.	24,755	2,122
Walgreen Co.	55,182	1,871
HJ Heinz Co.	30,576	1,787
Sysco Corp.	55,995	1,772
Archer-Daniels-Midland Co.	62,928	1,680
Reynolds American Inc.	32,381	1,416
General Mills Inc.	30,908	1,267
ConAgra Foods Inc.	38,809	1,159
Kellogg Co.	15,444	857
Lorillard Inc.	6,288	762
Campbell Soup Co.	18,066	664
Avon Products Inc.	41,301	576
		45,333
Energy (17.8%)
Exxon Mobil Corp.	441,711	38,932
Chevron Corp.	187,755	19,844
ConocoPhillips	110,361	6,284
Occidental Petroleum Corp.	77,555	5,833
Anadarko Petroleum Corp.	47,410	3,470
Phillips 66	56,893	2,980
Apache Corp.	37,558	2,895
Marathon Oil Corp.	67,369	2,078
Marathon Petroleum Corp.	32,477	1,934
Devon Energy Corp.	36,698	1,896
Baker Hughes Inc.	41,940	1,810
Spectra Energy Corp.	62,424	1,745
Valero Energy Corp.	52,730	1,701
Hess Corp.	29,600	1,468
Chesapeake Energy Corp.	63,582	1,083
Murphy Oil Corp.	17,588	998
Noble Corp.	24,072	830
* Weatherford International Ltd.	47,089	490
Ensco plc Class A	7,412	432
		96,703

Financials (23.8%)
Wells Fargo & Co.	480,190	15,851
JPMorgan Chase & Co.	363,516	14,933
Bank of America Corp.	1,030,457	10,160
Citigroup Inc.	280,656	9,702
US Bancorp	181,218	5,846
Goldman Sachs Group Inc.	43,627	5,139
* Berkshire Hathaway Inc. Class B	57,510	5,065
* American International Group Inc.	105,587	3,498
Capital One Financial Corp.	55,669	3,207
PNC Financial Services Group Inc.	50,614	2,841
Bank of New York Mellon Corp.	112,953	2,704
MetLife Inc.	81,238	2,696
Travelers Cos. Inc.	36,978	2,619
ACE Ltd.	32,532	2,578
BlackRock Inc.	12,785	2,519
Aflac Inc.	44,895	2,379
Prudential Financial Inc.	44,319	2,310
State Street Corp.	45,813	2,036
HCP Inc.	43,512	1,960
Chubb Corp.	25,400	1,956
BB&T Corp.	66,829	1,883
Allstate Corp.	46,286	1,874
Ventas Inc.	28,346	1,804
CME Group Inc.	30,191	1,669
Morgan Stanley	92,457	1,560
Simon Property Group Inc.	10,073	1,532
Prologis Inc.	44,048	1,495
Health Care REIT Inc.	24,207	1,426
SunTrust Banks Inc.	51,417	1,396
Annaly Capital Management Inc.	93,184	1,372
Fifth Third Bancorp	87,807	1,286
Loews Corp.	30,197	1,234
Ameriprise Financial Inc.	20,270	1,230
Progressive Corp.	55,319	1,176
Equity Residential	20,065	1,114
Invesco Ltd.	42,504	1,062
M&T Bank Corp.	10,858	1,061
Boston Properties Inc.	9,478	973
Charles Schwab Corp.	67,289	881
Hartford Financial Services Group Inc.	39,586	838
Vornado Realty Trust	10,395	795
AvalonBay Communities Inc.	5,398	711
Public Storage	4,843	681
Weyerhaeuser Co.	18,081	498
		129,550
Health Care (14.6%)
Johnson & Johnson	263,814	18,396
Pfizer Inc.	714,711	17,882
Merck & Co. Inc.	291,509	12,914
Abbott Laboratories	150,200	9,763
Bristol-Myers Squibb Co.	160,862	5,249
Eli Lilly & Co.	100,066	4,907
Medtronic Inc.	97,963	4,125
WellPoint Inc.	31,204	1,744
Aetna Inc.	31,884	1,377
Cardinal Health Inc.	32,605	1,319

Humana Inc.	15,440	1,010
* Boston Scientific Corp.	135,636	752
		79,438
Industrials (8.7%)
General Electric Co.	1,010,150	21,344
Honeywell International Inc.	71,014	4,355
Illinois Tool Works Inc.	40,034	2,465
General Dynamics Corp.	28,636	1,904
Caterpillar Inc.	21,694	1,849
Raytheon Co.	31,740	1,813
Eaton Corp.	30,654	1,599
Northrop Grumman Corp.	22,398	1,494
Waste Management Inc.	42,106	1,371
Cooper Industries plc	17,553	1,308
Lockheed Martin Corp.	13,286	1,240
Norfolk Southern Corp.	19,706	1,190
Parker Hannifin Corp.	14,278	1,173
Dover Corp.	17,345	1,103
Stanley Black & Decker Inc.	15,256	1,097
Republic Services Inc. Class A	29,592	843
CSX Corp.	34,536	682
Cummins Inc.	6,007	590
		47,420
Information Technology (8.2%)
Microsoft Corp.	467,688	12,450
Cisco Systems Inc.	508,258	9,611
Intel Corp.	478,391	9,362
Hewlett-Packard Co.	188,553	2,449
Corning Inc.	142,387	1,741
Texas Instruments Inc.	54,336	1,601
TE Connectivity Ltd.	40,869	1,438
Dell Inc.	140,521	1,355
Applied Materials Inc.	118,323	1,270
Automatic Data Processing Inc.	16,090	913
Xerox Corp.	124,954	851
CA Inc.	31,331	694
Paychex Inc.	20,348	662
Activision Blizzard Inc.	42,168	483
		44,880
Materials (3.7%)
EI du Pont de Nemours & Co.	88,274	3,808
Freeport-McMoRan Copper & Gold Inc.	90,679	3,537
Dow Chemical Co.	114,486	3,456
Air Products & Chemicals Inc.	20,182	1,674
Mosaic Co.	29,309	1,584
LyondellBasell Industries NV Class A	30,156	1,500
International Paper Co.	39,688	1,474
Nucor Corp.	30,298	1,248
Alcoa Inc.	101,977	858
Newmont Mining Corp.	16,580	781
		19,920
Telecommunication Services (6.3%)
AT&T Inc.	552,046	18,841
Verizon Communications Inc.	272,678	12,031
CenturyLink Inc.	59,520	2,312

* Sprint Nextel Corp.			144,544	828
				34,012
Utilities (5.9%)
Duke Energy Corp.			67,280	4,294
Southern Co.			83,614	3,641
Dominion Resources Inc.			54,771	2,799
NextEra Energy Inc.			38,388	2,638
Exelon Corp.			81,609	2,466
American Electric Power Co. Inc.			46,281	1,974
FirstEnergy Corp.			39,920	1,695
PG&E Corp.			40,757	1,669
PPL Corp.			55,480	1,628
Consolidated Edison Inc.			27,959	1,560
Sempra Energy			22,065	1,510
Public Service Enterprise Group Inc.			48,341	1,455
Edison International			29,592	1,346
Xcel Energy Inc.			46,564	1,260
Northeast Utilities			29,957	1,160
Entergy Corp.			16,905	1,074
				32,169
Total Common Stocks (Cost $524,102)				543,729
Temporary Cash Investment (0.0%)[1]
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
[2,3] Federal Home Loan Bank Discount
Notes(Cost $100)	0.130%	12/26/12	100	100
Total Investments (99.9%) (Cost $524,202)				543,829
Other Assets and Liabilities-Net (0.1%)				676
Net Assets (100%)				544,505

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Mega Cap 300 Value Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	543,729	—	—
Temporary Cash Investments	—	100	—
Futures Contracts—Liabilities[1]	—	(1)	—
Total	543,729	99	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2012	11	778	8

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2012, the cost of investment securities for tax purposes was $524,202,000. Net unrealized appreciation of investment securities for tax purposes was $19,627,000, consisting of unrealized gains of $49,067,000 on securities that had risen in value since their purchase and $29,440,000 in unrealized losses on securities that had fallen in value since their purchase.

Mega Cap 300 Value Index Fund

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of November 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.1%)
U.S. Government Securities (100.1%)
United States Treasury Strip Coupon	0.000%	2/15/33	26,850	15,411
United States Treasury Strip Coupon	0.000%	5/15/33	22,910	13,028
United States Treasury Strip Coupon	0.000%	8/15/33	25,595	14,423
United States Treasury Strip Coupon	0.000%	11/15/33	25,010	13,957
United States Treasury Strip Coupon	0.000%	2/15/34	26,935	14,903
United States Treasury Strip Coupon	0.000%	5/15/34	25,080	13,743
United States Treasury Strip Coupon	0.000%	8/15/34	23,810	12,924
United States Treasury Strip Coupon	0.000%	11/15/34	25,300	13,597
United States Treasury Strip Coupon	0.000%	2/15/35	22,995	12,249
United States Treasury Strip Coupon	0.000%	5/15/35	24,820	13,095
United States Treasury Strip Coupon	0.000%	8/15/35	24,120	12,616
United States Treasury Strip Coupon	0.000%	11/15/35	24,205	12,545
United States Treasury Strip Coupon	0.000%	2/15/36	21,725	11,175
United States Treasury Strip Coupon	0.000%	5/15/36	23,075	11,756
United States Treasury Strip Coupon	0.000%	8/15/36	24,700	12,459
United States Treasury Strip Coupon	0.000%	11/15/36	19,275	9,643
United States Treasury Strip Coupon	0.000%	2/15/37	26,240	13,003
United States Treasury Strip Coupon	0.000%	5/15/37	25,750	12,632
United States Treasury Strip Coupon	0.000%	8/15/37	23,040	11,203
United States Treasury Strip Coupon	0.000%	11/15/37	20,685	9,969
United States Treasury Strip Coupon	0.000%	2/15/38	23,670	11,314
United States Treasury Strip Coupon	0.000%	5/15/38	22,200	10,507
United States Treasury Strip Coupon	0.000%	8/15/38	24,090	11,303
United States Treasury Strip Coupon	0.000%	11/15/38	24,950	11,606
United States Treasury Strip Coupon	0.000%	2/15/39	21,500	9,887
United States Treasury Strip Coupon	0.000%	5/15/39	27,200	12,412
United States Treasury Strip Coupon	0.000%	8/15/39	25,825	11,672
United States Treasury Strip Coupon	0.000%	11/15/39	27,450	12,301
United States Treasury Strip Coupon	0.000%	2/15/40	27,550	12,225
United States Treasury Strip Coupon	0.000%	5/15/40	29,145	12,828
United States Treasury Strip Coupon	0.000%	8/15/40	30,150	13,179
United States Treasury Strip Coupon	0.000%	11/15/40	25,395	10,983
United States Treasury Strip Coupon	0.000%	2/15/41	25,850	11,096
United States Treasury Strip Coupon	0.000%	5/15/41	23,500	9,993
United States Treasury Strip Coupon	0.000%	8/15/41	29,500	12,434
United States Treasury Strip Coupon	0.000%	11/15/41	24,200	10,109
United States Treasury Strip Coupon	0.000%	2/15/42	12,830	5,305
United States Treasury Strip Coupon	0.000%	5/15/42	8,415	3,450
United States Treasury Strip Principal	0.000%	2/15/36	25,275	13,228
United States Treasury Strip Principal	0.000%	2/15/37	23,850	12,022
United States Treasury Strip Principal	0.000%	5/15/37	17,835	8,906
United States Treasury Strip Principal	0.000%	2/15/38	19,600	9,509
United States Treasury Strip Principal	0.000%	5/15/38	22,995	11,059
United States Treasury Strip Principal	0.000%	2/15/39	20,705	9,684
United States Treasury Strip Principal	0.000%	5/15/39	25,235	11,707
United States Treasury Strip Principal	0.000%	8/15/39	25,475	11,693
United States Treasury Strip Principal	0.000%	11/15/39	24,850	11,309
United States Treasury Strip Principal	0.000%	2/15/40	27,375	12,351
United States Treasury Strip Principal	0.000%	5/15/40	18,800	8,391

United States Treasury Strip Principal	0.000%	8/15/40	22,630	9,978
United States Treasury Strip Principal	0.000%	11/15/40	23,705	10,343
United States Treasury Strip Principal	0.000%	2/15/41	34,785	15,064
United States Treasury Strip Principal	0.000%	5/15/41	39,475	16,932
United States Treasury Strip Principal	0.000%	8/15/41	52,260	22,154
United States Treasury Strip Principal	0.000%	11/15/41	50,585	21,198
United States Treasury Strip Principal	0.000%	2/15/42	46,175	19,146
United States Treasury Strip Principal	0.000%	5/15/42	36,785	15,115
United States Treasury Strip Principal	0.000%	8/15/42	25,400	10,329
Total U.S. Government and Agency Obligations (Cost $552,605)				707,053
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $237)	0.167%		237,220	237
Total Investments (100.1%) (Cost $552,842)				707,290
Other Assets and Liabilities-Net (-0.1%)				(601)
Net Assets (100%)				706,689

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	707,053	—
Temporary Cash Investments	237	—	—
Total	237	707,053	—

C. At November 30, 2012, the cost of investment securities for tax purposes was $552,842,000. Net unrealized appreciation of investment securities for tax purposes was $154,448,000, consisting of unrealized gains of $155,966,000 on securities that had risen in value since their purchase and $1,518,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of November 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Auto Components (3.7%)
	Johnson Controls Inc.	209,968	5,782
*	Delphi Automotive plc	94,164	3,201
*	BorgWarner Inc.	35,103	2,327
	Autoliv Inc.	29,328	1,770
*	TRW Automotive Holdings Corp.	31,864	1,614
	Lear Corp.	30,031	1,311
*	Goodyear Tire & Rubber Co.	75,530	952
	Gentex Corp.	44,311	787
*	Visteon Corp.	14,695	736
	Dana Holding Corp.	45,352	643
*	Tenneco Inc.	18,684	599
	Cooper Tire & Rubber Co.	18,413	460
*	Dorman Products Inc.	8,837	302
	Allison Transmission Holdings Inc.	11,058	230
*	American Axle & Manufacturing Holdings Inc.	21,325	223
*	Drew Industries Inc.	6,070	197
	Superior Industries International Inc.	7,317	139
*	Gentherm Inc.	9,491	115
	Standard Motor Products Inc.	5,617	110
*	Modine Manufacturing Co.	12,588	93
*	Fuel Systems Solutions Inc.	4,504	68
*	Exide Technologies	21,498	62
*	Federal-Mogul Corp.	7,524	59
*	Stoneridge Inc.	8,539	42
*	Tower International Inc.	1,977	16
			21,838
Automobiles (3.9%)
	Ford Motor Co.	1,092,656	12,511
*	General Motors Co.	240,380	6,221
	Harley-Davidson Inc.	69,932	3,284
*	Tesla Motors Inc.	18,896	639
	Thor Industries Inc.	13,803	521
*	Winnebago Industries Inc.	9,015	128
			23,304
Distributors (1.0%)
	Genuine Parts Co.	47,728	3,107
*	LKQ Corp.	90,658	1,987
	Pool Corp.	14,260	597
	Core-Mark Holding Co. Inc.	3,347	153
	Weyco Group Inc.	2,102	50
			5,894
Diversified Consumer Services (1.3%)
	H&R Block Inc.	83,211	1,500
	Service Corp. International	66,325	924
	Sotheby's	20,817	601
*	Apollo Group Inc. Class A	31,179	598
	DeVry Inc.	18,080	471
*	Coinstar Inc.	9,634	453

Weight Watchers International Inc.	8,574	446
Hillenbrand Inc.	19,064	404
Regis Corp.	17,482	288
* Grand Canyon Education Inc.	12,000	284
Matthews International Corp. Class A	8,519	258
* Ascent Capital Group Inc. Class A	3,678	225
* Steiner Leisure Ltd.	4,247	195
Strayer Education Inc.	3,579	187
* American Public Education Inc.	5,403	186
Stewart Enterprises Inc. Class A	23,696	181
* K12 Inc.	8,161	142
* Capella Education Co.	3,899	108
* ITT Educational Services Inc.	5,632	102
Universal Technical Institute Inc.	6,825	65
* Corinthian Colleges Inc.	24,182	54
* Bridgepoint Education Inc.	5,368	52
* Career Education Corp.	16,146	48
Lincoln Educational Services Corp.	85	—
		7,772
Hotels, Restaurants & Leisure (16.1%)
McDonald's Corp.	309,909	26,974
Starbucks Corp.	233,608	12,117
Yum! Brands Inc.	140,105	9,398
Las Vegas Sands Corp.	126,400	5,897
Carnival Corp.	137,333	5,309
Starwood Hotels & Resorts Worldwide Inc.	60,340	3,256
Marriott International Inc. Class A	79,276	2,877
Wynn Resorts Ltd.	24,738	2,781
* Chipotle Mexican Grill Inc. Class A	9,737	2,568
Wyndham Worldwide Corp.	43,598	2,140
Darden Restaurants Inc.	39,490	2,088
Royal Caribbean Cruises Ltd.	43,596	1,537
* Panera Bread Co. Class A	8,764	1,407
* MGM Resorts International	113,182	1,149
International Game Technology	82,051	1,138
Dunkin' Brands Group Inc.	32,303	1,028
* Penn National Gaming Inc.	19,908	1,012
Six Flags Entertainment Corp.	12,178	749
Domino's Pizza Inc.	16,472	685
Brinker International Inc.	22,667	679
Vail Resorts Inc.	10,997	619
* Life Time Fitness Inc.	12,795	602
* Bally Technologies Inc.	12,675	572
Cheesecake Factory Inc.	15,729	538
* Hyatt Hotels Corp. Class A	14,303	522
Wendy's Co.	89,628	418
* Buffalo Wild Wings Inc.	5,752	417
Cracker Barrel Old Country Store Inc.	6,469	397
Ryman Hospitality Properties	11,577	385
* Orient-Express Hotels Ltd. Class A	29,742	367
* Jack in the Box Inc.	13,112	361
Burger King Worldwide Inc.	20,156	345
Bob Evans Farms Inc.	8,780	331
Texas Roadhouse Inc. Class A	19,172	318
* Papa John's International Inc.	5,886	312
* DineEquity Inc.	4,828	304
Choice Hotels International Inc.	8,824	287

* WMS Industries Inc.	16,704	282
* BJ's Restaurants Inc.	7,744	266
Churchill Downs Inc.	3,939	249
* Pinnacle Entertainment Inc.	19,020	246
* SHFL Entertainment Inc.	17,052	235
* Marriott Vacations Worldwide Corp.	5,740	228
Interval Leisure Group Inc.	12,032	227
International Speedway Corp. Class A	8,075	217
Ameristar Casinos Inc.	10,420	207
* AFC Enterprises Inc.	7,374	195
CEC Entertainment Inc.	5,443	170
* Sonic Corp.	16,285	165
* Krispy Kreme Doughnuts Inc.	16,268	148
* Biglari Holdings Inc.	407	148
* Scientific Games Corp. Class A	16,524	138
* Denny's Corp.	28,846	137
* Red Robin Gourmet Burgers Inc.	4,134	135
* Ruby Tuesday Inc.	15,244	119
* Boyd Gaming Corp.	16,972	93
* Bravo Brio Restaurant Group Inc.	5,698	78
Marcus Corp.	6,344	75
* Caesars Entertainment Corp.	11,393	69
Speedway Motorsports Inc.	4,261	69
* Isle of Capri Casinos Inc.	6,948	34
Einstein Noah Restaurant Group Inc.	2,056	33
* Ignite Restaurant Group Inc.	1,790	23
		95,870
Household Durables (4.1%)
Whirlpool Corp.	23,842	2,428
Newell Rubbermaid Inc.	88,506	1,930
Lennar Corp. Class A	49,047	1,866
* PulteGroup Inc.	106,180	1,785
DR Horton Inc.	88,232	1,717
* Mohawk Industries Inc.	17,962	1,545
* Toll Brothers Inc.	46,486	1,480
Garmin Ltd.	36,067	1,403
* NVR Inc.	1,502	1,352
Jarden Corp.	23,213	1,228
Leggett & Platt Inc.	43,290	1,206
Tupperware Brands Corp.	17,161	1,113
Harman International Industries Inc.	20,559	813
* Tempur-Pedic International Inc.	18,282	487
Ryland Group Inc.	13,764	460
MDC Holdings Inc.	12,648	446
* Meritage Homes Corp.	10,462	366
KB Home	21,267	305
* Helen of Troy Ltd.	9,098	281
* Standard Pacific Corp.	38,729	260
* La-Z-Boy Inc.	16,244	242
Ethan Allen Interiors Inc.	7,933	230
American Greetings Corp. Class A	9,731	168
* Hovnanian Enterprises Inc. Class A	29,979	157
* iRobot Corp.	7,972	150
* M/I Homes Inc.	6,482	143
* Libbey Inc.	6,064	118
* Beazer Homes USA Inc.	7,447	111
* Cavco Industries Inc.	1,930	99

NACCO Industries Inc. Class A	1,520	81
* Universal Electronics Inc.	3,983	70
CSS Industries Inc.	2,603	53
Blyth Inc.	3,163	51
* Zagg Inc.	6,102	44
* Skullcandy Inc.	4,493	39
* Sealy Corp.	13,883	30
* Furniture Brands International Inc.	3,264	3
		24,260
Internet & Catalog Retail (8.1%)
* Amazon.com Inc.	111,122	28,008
* priceline.com Inc.	15,303	10,148
* Liberty Interactive Corp. Class A	158,120	3,052
Expedia Inc.	30,255	1,872
* Netflix Inc.	16,323	1,334
* TripAdvisor Inc.	33,674	1,286
HSN Inc.	11,932	631
* Liberty Ventures Class A	10,654	624
* Groupon Inc.	88,812	372
* Shutterfly Inc.	10,370	279
* HomeAway Inc.	10,029	205
* Blue Nile Inc.	3,808	150
PetMed Express Inc.	6,342	73
* Overstock.com Inc.	4,736	72
Nutrisystem Inc.	7,976	64
* Vitacost.com Inc.	7,128	52
* Orbitz Worldwide Inc.	5,783	13
		48,235
Leisure Equipment & Products (1.5%)
Mattel Inc.	104,742	3,929
Polaris Industries Inc.	19,953	1,692
Hasbro Inc.	36,009	1,385
Brunswick Corp.	27,501	709
Sturm Ruger & Co. Inc.	5,853	343
* Smith & Wesson Holding Corp.	20,454	217
* Arctic Cat Inc.	4,136	156
* LeapFrog Enterprises Inc.	17,015	155
Callaway Golf Co.	19,636	132
JAKKS Pacific Inc.	6,503	81
* Steinway Musical Instruments Inc.	2,426	55
		8,854
Media (27.3%)
Walt Disney Co.	523,736	26,009
Comcast Corp. Class A	626,512	23,294
Time Warner Inc.	291,664	13,796
News Corp. Class A	518,109	12,766
* DIRECTV	193,091	9,597
Time Warner Cable Inc.	94,265	8,945
Viacom Inc. Class B	142,457	7,352
Comcast Corp.	200,612	7,230
CBS Corp. Class B	183,451	6,601
McGraw-Hill Cos. Inc.	77,487	4,115
Omnicom Group Inc.	81,792	4,068
* Liberty Media Corp. - Liberty Capital Class A	32,118	3,533
* Sirius XM Radio Inc.	1,176,621	3,271
Virgin Media Inc.	78,375	2,756

* Discovery Communications Inc. Class A	44,858	2,710
News Corp. Class B	98,200	2,477
* DISH Network Corp. Class A	65,141	2,413
* Liberty Global Inc. Class A	42,262	2,368
* Liberty Global Inc.	34,310	1,809
* Discovery Communications Inc.	29,092	1,637
Scripps Networks Interactive Inc. Class A	26,401	1,559
Interpublic Group of Cos. Inc.	134,154	1,451
Gannett Co. Inc.	70,977	1,270
* Charter Communications Inc. Class A	12,465	883
Cinemark Holdings Inc.	31,764	864
* AMC Networks Inc. Class A	16,087	849
Cablevision Systems Corp. Class A	58,617	811
* Madison Square Garden Co. Class A	18,238	799
* Lamar Advertising Co. Class A	19,291	758
John Wiley & Sons Inc. Class A	14,639	625
Washington Post Co. Class B	1,455	534
Morningstar Inc.	7,386	471
Regal Entertainment Group Class A	26,628	415
* Live Nation Entertainment Inc.	43,622	383
* Lions Gate Entertainment Corp.	22,508	369
* DreamWorks Animation SKG Inc. Class A	21,337	365
Meredith Corp.	10,946	341
* New York Times Co. Class A	40,278	327
* Valassis Communications Inc.	12,209	317
Arbitron Inc.	7,997	291
National CineMedia Inc.	16,820	240
Scholastic Corp.	8,084	227
Belo Corp. Class A	28,593	206
Sinclair Broadcast Group Inc. Class A	16,007	177
* Pandora Media Inc.	17,754	155
* EW Scripps Co. Class A	9,215	94
* Digital Generation Inc.	7,329	78
Clear Channel Outdoor Holdings Inc. Class A	11,612	75
World Wrestling Entertainment Inc. Class A	8,639	70
Harte-Hanks Inc.	13,167	70
* LIN TV Corp. Class A	9,988	65
* Journal Communications Inc. Class A	10,785	60
* McClatchy Co. Class A	17,649	59
* Cumulus Media Inc. Class A	20,344	47
Fisher Communications Inc.	1,749	44
* Entercom Communications Corp. Class A	6,287	40
* ReachLocal Inc.	2,481	27
Martha Stewart Living Omnimedia Class A	9,274	24
		162,187
Multiline Retail (5.9%)
Target Corp.	191,266	12,075
Macy's Inc.	123,828	4,792
* Dollar General Corp.	80,730	4,036
Kohl's Corp.	68,519	3,059
* Dollar Tree Inc.	70,934	2,961
Nordstrom Inc.	49,363	2,670
Family Dollar Stores Inc.	30,522	2,173
JC Penney Co. Inc.	50,643	909
Dillard's Inc. Class A	8,743	777
* Big Lots Inc.	19,504	549
* Sears Holdings Corp.	11,416	480

* Saks Inc.	32,790	344
Fred's Inc. Class A	10,808	144
* Gordmans Stores Inc.	2,611	38
* Sears Canada Inc.	200	2
		35,009
Specialty Retail (20.5%)
Home Depot Inc.	463,360	30,151
Lowe's Cos. Inc.	361,581	13,049
TJX Cos. Inc.	226,246	10,032
* Bed Bath & Beyond Inc.	71,369	4,191
* AutoZone Inc.	10,367	3,979
Ross Stores Inc.	69,311	3,945
Limited Brands Inc.	75,170	3,920
* O'Reilly Automotive Inc.	36,499	3,434
Gap Inc.	95,957	3,307
* CarMax Inc.	70,243	2,547
Staples Inc.	209,476	2,451
PetSmart Inc.	33,162	2,343
Tiffany & Co.	38,841	2,291
Tractor Supply Co.	21,744	1,949
Ulta Salon Cosmetics & Fragrance Inc.	18,437	1,849
Foot Locker Inc.	46,701	1,674
Advance Auto Parts Inc.	22,629	1,655
Dick's Sporting Goods Inc.	29,647	1,557
* Sally Beauty Holdings Inc.	55,424	1,405
* Urban Outfitters Inc.	35,740	1,347
Signet Jewelers Ltd.	24,833	1,335
Williams-Sonoma Inc.	27,429	1,241
Best Buy Co. Inc.	88,768	1,164
Abercrombie & Fitch Co.	25,303	1,161
American Eagle Outfitters Inc.	54,402	1,153
GNC Holdings Inc. Class A	30,374	1,067
GameStop Corp. Class A	38,197	1,003
Chico's FAS Inc.	51,441	959
* Ascena Retail Group Inc.	40,398	812
DSW Inc. Class A	10,285	700
* Cabela's Inc.	14,066	672
Aaron's Inc.	21,965	630
Rent-A-Center Inc.	18,047	627
Pier 1 Imports Inc.	29,984	575
Guess? Inc.	20,868	540
* ANN Inc.	14,459	485
* Vitamin Shoppe Inc.	8,132	482
Men's Wearhouse Inc.	14,700	477
Buckle Inc.	8,812	451
* Select Comfort Corp.	16,577	444
* AutoNation Inc.	11,160	435
* Hibbett Sports Inc.	8,017	431
* Genesco Inc.	7,460	413
Group 1 Automotive Inc.	6,655	404
Penske Automotive Group Inc.	13,790	402
* Lumber Liquidators Holdings Inc.	6,964	374
* Jos A Bank Clothiers Inc.	8,599	371
* Children's Place Retail Stores Inc.	7,353	357
* Aeropostale Inc.	25,131	347
* Express Inc.	22,626	338
Finish Line Inc. Class A	15,428	318

*	Office Depot Inc.	88,896	299
	Monro Muffler Brake Inc.	9,270	297
*	Francesca's Holdings Corp.	10,613	276
	OfficeMax Inc.	26,433	264
*	Asbury Automotive Group Inc.	8,513	257
	Cato Corp. Class A	8,654	252
	Stage Stores Inc.	9,665	250
	Brown Shoe Co. Inc.	13,070	249
	Lithia Motors Inc. Class A	6,907	247
	Sonic Automotive Inc. Class A	11,288	223
*	Conn's Inc.	6,989	198
	Pep Boys-Manny Moe & Jack	16,188	171
*	Zumiez Inc.	7,103	147
*	rue21 inc	4,827	139
*	Barnes & Noble Inc.	8,989	129
	Hot Topic Inc.	12,014	120
*	Mattress Firm Holding Corp.	4,171	119
*	America's Car-Mart Inc.	2,604	96
	Haverty Furniture Cos. Inc.	5,665	95
	Shoe Carnival Inc.	4,289	95
*	Wet Seal Inc. Class A	26,786	79
	Destination Maternity Corp.	3,379	75
*	Stein Mart Inc.	8,311	71
*	Citi Trends Inc.	4,667	65
	Big 5 Sporting Goods Corp.	4,558	64
	RadioShack Corp.	29,541	60
*	Body Central Corp.	4,543	46
*	Kirkland's Inc.	5,046	46
*	hhgregg Inc.	5,819	43
*,^ Teavana Holdings Inc.		2,862	42
	bebe stores inc	11,078	42
*	Systemax Inc.	3,818	39
*	Coldwater Creek Inc.	6,523	37
*	New York & Co. Inc.	7,882	29
*	Pacific Sunwear of California Inc.	192	—
*	Orchard Supply Hardware Stores Corp. Class A	7	—
			121,905
Textiles, Apparel & Luxury Goods (6.5%)
	NIKE Inc. Class B	111,934	10,911
	Coach Inc.	87,688	5,072
	VF Corp.	27,053	4,342
	Ralph Lauren Corp. Class A	18,518	2,909
	PVH Corp.	21,683	2,485
*	Lululemon Athletica Inc.	31,033	2,228
*	Fossil Inc.	15,864	1,371
*	Under Armour Inc. Class A	24,157	1,252
*	Hanesbrands Inc.	29,888	1,079
*	Warnaco Group Inc.	12,566	903
*	Carter's Inc.	15,346	814
	Wolverine World Wide Inc.	15,068	652
*	Steven Madden Ltd.	12,701	565
*	Deckers Outdoor Corp.	11,674	447
*	Iconix Brand Group Inc.	20,933	422
*	Fifth & Pacific Cos. Inc.	34,699	418
*	Crocs Inc.	27,922	373
	Jones Group Inc.	25,017	294
	Columbia Sportswear Co.	4,127	239

	Oxford Industries Inc.		4,235	231
*	Skechers U.S.A. Inc. Class A		11,737	229
*	Tumi Holdings Inc.		9,615	216
*	G-III Apparel Group Ltd.		5,186	197
	True Religion Apparel Inc.		7,397	193
	Movado Group Inc.		5,556	193
*	Vera Bradley Inc.		6,052	168
*	Quiksilver Inc.		34,713	139
*	Maidenform Brands Inc.		7,002	129
*	Perry Ellis International Inc.		3,683	80
*	Unifi Inc.		4,759	66
*	K-Swiss Inc. Class A		626	2
				38,619
Total Common Stocks (Cost $519,687)				593,747
		Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $595)		0.167%	595,189	595
Total Investments (100.0%) (Cost $520,282)				594,342
Other Assets and Liabilities-Net (0.0%)[2]				113
Net Assets (100%)				594,455

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $37,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $38,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $520,282,000. Net unrealized appreciation of investment securities for tax purposes was $74,060,000, consisting of unrealized gains of $103,571,000 on securities that had risen in value since their purchase and $29,511,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of November 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Beverages (19.9%)
	Coca-Cola Co.	3,237,133	122,752
	PepsiCo Inc.	1,196,290	83,991
	Dr Pepper Snapple Group Inc.	197,562	8,861
	Coca-Cola Enterprises Inc.	282,160	8,798
	Brown-Forman Corp. Class B	115,285	8,091
	Beam Inc.	132,068	7,410
*	Monster Beverage Corp.	138,485	7,208
	Molson Coors Brewing Co. Class B	147,163	6,101
*	Constellation Brands Inc. Class A	157,290	5,644
*	Boston Beer Co. Inc. Class A	12,965	1,465
	Coca-Cola Bottling Co. Consolidated	12,289	843
*	National Beverage Corp.	46,427	797
*	Central European Distribution Corp.	261,350	442
			262,403
Food & Staples Retailing (22.2%)
	Wal-Mart Stores Inc.	1,461,386	105,249
	CVS Caremark Corp.	1,122,406	52,203
	Costco Wholesale Corp.	380,378	39,555
	Walgreen Co.	770,427	26,125
	Sysco Corp.	524,217	16,591
	Whole Foods Market Inc.	156,448	14,606
	Kroger Co.	482,451	12,659
	Safeway Inc.	257,960	4,414
*	United Natural Foods Inc.	51,765	2,680
*	Fresh Market Inc.	46,799	2,426
	Casey's General Stores Inc.	42,430	2,096
	Harris Teeter Supermarkets Inc.	54,166	2,058
	PriceSmart Inc.	24,313	1,885
*	Susser Holdings Corp.	37,095	1,354
	Andersons Inc.	28,697	1,210
*	Rite Aid Corp.	1,020,342	1,030
	SUPERVALU Inc.	412,974	983
	Weis Markets Inc.	23,158	906
	Spartan Stores Inc.	54,177	815
	Nash Finch Co.	38,511	813
	Village Super Market Inc. Class A	20,654	778
*	Pantry Inc.	57,311	736
	Ingles Markets Inc. Class A	42,697	695
*	Chefs' Warehouse Inc.	43,119	682
	Roundy's Inc.	18,281	87
			292,636
Food Products (19.7%)
	Mondelez International Inc. Class A	1,400,274	36,253
	General Mills Inc.	573,435	23,505
*	Kraft Foods Group Inc.	466,706	21,104
	HJ Heinz Co.	286,194	16,731
	Archer-Daniels-Midland Co.	590,120	15,756
	Kellogg Co.	226,979	12,588

	Mead Johnson Nutrition Co.	183,856	12,537
	ConAgra Foods Inc.	381,060	11,378
	Hershey Co.	146,957	10,768
	Bunge Ltd.	134,788	9,861
	JM Smucker Co.	104,670	9,259
	McCormick & Co. Inc.	112,587	7,269
	Campbell Soup Co.	179,743	6,606
	Tyson Foods Inc. Class A	292,094	5,599
*,^ Green Mountain Coffee Roasters Inc.		135,730	4,977
*	Ralcorp Holdings Inc.	55,391	4,938
	Ingredion Inc.	75,931	4,932
	Hormel Foods Corp.	144,180	4,471
*	Smithfield Foods Inc.	160,973	3,601
	Hillshire Brands Co.	123,387	3,436
*	Dean Foods Co.	198,865	3,409
	Flowers Foods Inc.	131,790	3,102
*	Hain Celestial Group Inc.	42,546	2,564
*	Darling International Inc.	134,010	2,261
*	TreeHouse Foods Inc.	41,505	2,177
	B&G Foods Inc.	67,320	1,964
	Lancaster Colony Corp.	23,883	1,809
*	Post Holdings Inc.	48,730	1,678
	Snyders-Lance Inc.	64,131	1,544
*	Smart Balance Inc.	121,124	1,506
	Fresh Del Monte Produce Inc.	57,084	1,481
	Sanderson Farms Inc.	30,155	1,447
	J&J Snack Foods Corp.	22,386	1,408
*	Pilgrim's Pride Corp.	164,985	1,178
	Cal-Maine Foods Inc.	25,348	1,165
	Tootsie Roll Industries Inc.	37,118	1,009
*	Chiquita Brands International Inc.	124,973	891
*	Dole Food Co. Inc.	76,360	877
*	Seneca Foods Corp. Class A	24,989	774
	Calavo Growers Inc.	30,663	738
^	Diamond Foods Inc.	45,510	648
*	Annie's Inc.	2,796	100
*	Farmer Bros Co.	886	10
			259,309
Household Products (19.5%)
	Procter & Gamble Co.	2,238,833	156,338
	Colgate-Palmolive Co.	419,146	45,477
	Kimberly-Clark Corp.	345,510	29,617
	Clorox Co.	117,722	8,988
	Church & Dwight Co. Inc.	130,485	7,066
	Energizer Holdings Inc.	64,432	5,139
	Spectrum Brands Holdings Inc.	34,848	1,667
	WD-40 Co.	24,323	1,149
*	Central Garden and Pet Co. Class A	80,145	940
*	Central Garden and Pet Co.	59,867	670
			257,051
Personal Products (2.7%)
	Estee Lauder Cos. Inc. Class A	214,049	12,468
	Avon Products Inc.	407,856	5,690
	Herbalife Ltd.	111,730	5,136
	Nu Skin Enterprises Inc. Class A	62,002	2,815
*	Prestige Brands Holdings Inc.	77,627	1,677

* Elizabeth Arden Inc.		34,512	1,602
* Schiff Nutrition International Inc.		28,865	1,212
* Medifast Inc.		35,148	1,115
Inter Parfums Inc.		46,773	936
*,^ USANA Health Sciences Inc.		19,534	806
* Revlon Inc. Class A		51,918	775
Nature's Sunshine Products Inc.		46,515	713
			34,945
Tobacco (16.0%)
Philip Morris International Inc.		1,347,873	121,147
Altria Group Inc.		1,705,519	57,664
Lorillard Inc.		119,983	14,537
Reynolds American Inc.		308,525	13,489
Universal Corp.		31,421	1,568
Vector Group Ltd.		75,998	1,227
* Alliance One International Inc.		256,042	842
*,^ Star Scientific Inc.		238,532	677
			211,151
Total Common Stocks (Cost $1,123,570)			1,317,495
	Coupon
Temporary Cash Investment (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost
$2,586)	0.167%	2,585,674	2,586
Total Investments (100.2%) (Cost $1,126,156)			1,320,081
Other Assets and Liabilities-Net (-0.2%)[2]			(2,167)
Net Assets (100%)			1,317,914

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,702,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,762,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Consumer Staples Index Fund

C. At November 30, 2012, the cost of investment securities for tax purposes was $1,126,156,000. Net unrealized appreciation of investment securities for tax purposes was $193,925,000, consisting of unrealized gains of $216,878,000 on securities that had risen in value since their purchase and $22,953,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments
As of November 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Energy Equipment & Services (20.4%)
	Oil & Gas Drilling (3.3%)
	Ensco plc Class A	262,270	15,272
	Noble Corp.	358,602	12,368
	Helmerich & Payne Inc.	155,596	8,122
	Diamond Offshore Drilling Inc.	103,236	7,123
*	Nabors Industries Ltd.	420,310	6,178
*	Rowan Cos. plc Class A	185,222	5,877
	Patterson-UTI Energy Inc.	243,604	4,326
*	Atwood Oceanics Inc.	92,582	4,259
*	Unit Corp.	68,427	3,074
*	Hercules Offshore Inc.	323,177	1,668
*	Vantage Drilling Co.	616,088	1,109
*	Pioneer Energy Services Corp.	145,082	1,049
*	Parker Drilling Co.	249,087	1,044

	Oil & Gas Equipment & Services (17.1%)
	Schlumberger Ltd.	1,818,980	130,275
	Halliburton Co.	1,260,669	42,043
	National Oilwell Varco Inc.	581,135	39,692
	Baker Hughes Inc.	602,641	26,004
*	Cameron International Corp.	343,249	18,518
*	FMC Technologies Inc.	336,541	13,751
*	Weatherford International Ltd.	1,063,921	11,075
	Oceaneering International Inc.	157,930	8,320
	Core Laboratories NV	68,626	7,081
*	Dresser-Rand Group Inc.	114,038	6,022
*	Oil States International Inc.	77,152	5,456
*	Superior Energy Services Inc.	232,323	4,719
*	McDermott International Inc.	365,400	3,848
*	Dril-Quip Inc.	51,921	3,654
	Tidewater Inc.	80,860	3,627
	Bristow Group Inc.	60,883	3,172
*	SEACOR Holdings Inc.	33,751	3,058
*	Helix Energy Solutions Group Inc.	168,324	2,947
	Lufkin Industries Inc.	53,380	2,923
	CARBO Ceramics Inc.	31,873	2,441
*	Exterran Holdings Inc.	109,992	2,296
*	Hornbeck Offshore Services Inc.	59,115	2,126
*	Geospace Technologies Corp.	27,540	2,098
	RPC Inc.	134,284	1,552
*	Newpark Resources Inc.	196,054	1,529
*	ION Geophysical Corp.	254,769	1,518
*	Key Energy Services Inc.	223,339	1,494
*	C&J Energy Services Inc.	72,528	1,448
*	Gulfmark Offshore Inc.	44,303	1,388
*,^ Heckmann Corp.		354,435	1,386
*	PHI Inc.	37,183	1,165
*	TETRA Technologies Inc.	165,858	1,161
*	Tesco Corp.	88,561	957

*	Matrix Service Co.	81,922	899
	Gulf Island Fabrication Inc.	37,379	870
*	Willbros Group Inc.	160,033	805
*	RigNet Inc.	41,414	796
*	Basic Energy Services Inc.	71,140	784
*	Dawson Geophysical Co.	27,167	618
*	Cal Dive International Inc.	318,159	500
*	Global Geophysical Services Inc.	78,615	331
*	Forum Energy Technologies Inc.	2,539	64
			435,880
Oil, Gas & Consumable Fuels (79.5%)
	Coal & Consumable Fuels (1.3%)
	CONSOL Energy Inc.	325,235	10,196
	Peabody Energy Corp.	383,806	9,637
*	Alpha Natural Resources Inc.	330,903	2,475
	Arch Coal Inc.	333,732	2,243
*	Cloud Peak Energy Inc.	114,675	2,175
*	Solazyme Inc.	80,190	598
*	Uranium Energy Corp.	245,694	555
*,^ James River Coal Co.		146,771	542
*	KiOR Inc.	54,364	351
*,^ USEC Inc.		62,422	31

	Integrated Oil & Gas (41.2%)
	Exxon Mobil Corp.	5,395,324	475,544
	Chevron Corp.	2,691,400	284,454
	Occidental Petroleum Corp.	1,100,883	82,797
	Hess Corp.	424,483	21,059
	Murphy Oil Corp.	259,380	14,717

	Oil & Gas Exploration & Production (25.8%)
	ConocoPhillips	1,647,119	93,787
	Anadarko Petroleum Corp.	682,379	49,943
	EOG Resources Inc.	368,810	43,379
	Apache Corp.	526,172	40,563
	Marathon Oil Corp.	976,511	30,125
	Devon Energy Corp.	530,873	27,430
	Noble Energy Inc.	244,799	23,929
	Pioneer Natural Resources Co.	162,235	17,359
*	Southwestern Energy Co.	490,809	17,036
	Chesapeake Energy Corp.	921,108	15,686
	Range Resources Corp.	228,983	14,660
	Cabot Oil & Gas Corp.	299,536	14,108
	EQT Corp.	209,863	12,604
*	Concho Resources Inc.	139,246	11,176
*	Denbury Resources Inc.	563,631	8,697
	Cimarex Energy Co.	124,125	7,462
	QEP Resources Inc.	259,479	7,297
*	Whiting Petroleum Corp.	170,423	7,148
*	Plains Exploration & Production Co.	189,543	6,767
*	Cobalt International Energy Inc.	274,481	6,401
	Energen Corp.	109,424	4,873
*	Newfield Exploration Co.	198,645	4,835
*	WPX Energy Inc.	300,872	4,751
	SM Energy Co.	94,805	4,711
*	Continental Resources Inc.	68,121	4,680
*	Ultra Petroleum Corp.	233,358	4,679

* Rosetta Resources Inc.	84,306	3,789
* Kodiak Oil & Gas Corp.	402,293	3,452
Energy XXI Bermuda Ltd.	108,385	3,434
* SandRidge Energy Inc.	582,488	3,408
* Oasis Petroleum Inc.	111,697	3,376
* Gulfport Energy Corp.	80,819	3,074
* Gran Tierra Energy Inc.	480,115	2,761
Berry Petroleum Co. Class A	75,284	2,342
* PDC Energy Inc.	62,310	2,236
EXCO Resources Inc.	255,664	1,984
* Halcon Resources Corp.	280,600	1,734
* Stone Energy Corp.	78,499	1,627
* Northern Oil and Gas Inc.	102,973	1,617
* Approach Resources Inc.	67,666	1,589
* Comstock Resources Inc.	96,265	1,579
* EPL Oil & Gas Inc.	73,342	1,539
* Carrizo Oil & Gas Inc.	73,432	1,524
* Bill Barrett Corp.	87,663	1,524
* McMoRan Exploration Co.	177,206	1,512
* Laredo Petroleum Holdings Inc.	73,153	1,391
* Rex Energy Corp.	104,762	1,378
* Magnum Hunter Resources Corp.	331,276	1,335
* Forest Oil Corp.	202,743	1,291
* Vaalco Energy Inc.	148,707	1,260
W&T Offshore Inc.	75,921	1,258
* Swift Energy Co.	76,562	1,185
* Contango Oil & Gas Co.	26,798	1,098
* Resolute Energy Corp.	115,868	990
* Harvest Natural Resources Inc.	111,621	982
* PetroQuest Energy Inc.	169,311	902
* Triangle Petroleum Corp.	138,256	864
* Endeavour International Corp.	122,006	822
* BPZ Resources Inc.	308,050	779
Penn Virginia Corp.	174,770	774
* Bonanza Creek Energy Inc.	32,108	761
* Clayton Williams Energy Inc.	17,864	727
* Quicksilver Resources Inc.	228,825	725
* Goodrich Petroleum Corp.	76,012	685
* Warren Resources Inc.	243,181	669
* Abraxas Petroleum Corp.	271,955	604
* TransAtlantic Petroleum Ltd.	694,686	597
* FX Energy Inc.	139,429	559
* Sanchez Energy Corp.	28,712	525
* Hyperdynamics Corp.	557,839	402
Apco Oil and Gas International Inc.	24,537	261
* ZaZa Energy Corp.	112,685	215
* Lone Pine Resources Inc.	201,342	213
* Gastar Exploration Ltd.	72,810	72
* Midstates Petroleum Co. Inc.	9,908	68
* Matador Resources Co.	6,925	62
* Oilsands Quest Inc.	972,322	4
* Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	19,078	—

Oil & Gas Refining & Marketing (6.2%)
Phillips 66	823,219	43,112
Marathon Petroleum Corp.	475,772	28,327
Valero Energy Corp.	771,936	24,903

	HollyFrontier Corp.		281,838	12,776
	Tesoro Corp.		205,608	8,693
	World Fuel Services Corp.		109,958	4,283
	Western Refining Inc.		101,616	2,952
*	Rentech Inc.		564,540	1,592
*	CVR Energy Inc.		34,597	1,582
*,^ Clean Energy Fuels Corp.			115,101	1,526
	Delek US Holdings Inc.		38,146	1,002
	Alon USA Energy Inc.		63,812	907
*	Green Plains Renewable Energy Inc.		104,656	809
*	Amyris Inc.		154,300	437
*	Gevo Inc.		34,836	56

	Oil & Gas Storage & Transportation (5.0%)
	Kinder Morgan Inc.		898,679	30,384
	Williams Cos. Inc.		817,758	26,855
	Spectra Energy Corp.		898,773	25,121
*	Kinder Morgan Management LLC		145,398	11,036
*	Cheniere Energy Inc.		287,308	4,827
*	SemGroup Corp. Class A		67,396	2,539
	Targa Resources Corp.		46,814	2,345
	Enbridge Energy Management LLC		65,580	1,935
	Crosstex Energy Inc.		93,760	1,205
				1,698,223
Total Common Stocks (Cost $1,993,248)				2,134,103
		Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$1,256)	0.167%	1,256,302	1,256
Total Investments (100.0%) (Cost $1,994,504)				2,135,359
Other Assets and Liabilities-Net (0.0%)[2]				(857)
Net Assets (100%)				2,134,502

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,030,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,256,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Energy Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $1,994,504,000. Net unrealized appreciation of investment securities for tax purposes was $140,855,000, consisting of unrealized gains of $308,854,000 on securities that had risen in value since their purchase and $167,999,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments
As of November 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Capital Markets (12.6%)
	Goldman Sachs Group Inc.	174,280	20,528
	Bank of New York Mellon Corp.	452,011	10,821
	BlackRock Inc.	51,123	10,073
	Morgan Stanley	566,871	9,563
	State Street Corp.	183,525	8,156
	Franklin Resources Inc.	56,928	7,516
	T. Rowe Price Group Inc.	97,160	6,283
	Charles Schwab Corp.	414,925	5,435
	Ameriprise Financial Inc.	80,904	4,908
	Invesco Ltd.	170,526	4,261
	Northern Trust Corp.	82,916	3,982
*	Affiliated Managers Group Inc.	19,675	2,535
	Raymond James Financial Inc.	44,948	1,697
	Ares Capital Corp.	93,737	1,663
*	American Capital Ltd.	124,313	1,489
	Eaton Vance Corp.	44,274	1,411
	TD Ameritrade Holding Corp.	84,045	1,361
	Legg Mason Inc.	46,504	1,187
	SEI Investments Co.	53,169	1,170
	Waddell & Reed Financial Inc. Class A	32,742	1,064
*	E*TRADE Financial Corp.	104,009	876
	Jefferies Group Inc.	50,486	856
	Prospect Capital Corp.	80,164	844
	Federated Investors Inc. Class B	36,009	715
	Apollo Investment Corp.	77,807	632
	LPL Financial Holdings Inc.	21,251	595
*	Stifel Financial Corp.	19,566	595
	Janus Capital Group Inc.	72,355	593
*	Walter Investment Management Corp.	12,793	541
	Greenhill & Co. Inc.	10,367	493
*	Financial Engines Inc.	15,165	398
	Fifth Street Finance Corp.	34,652	374
	Solar Capital Ltd.	14,089	323
	Main Street Capital Corp.	10,502	322
	BlackRock Kelso Capital Corp.	27,780	281
*	Virtus Investment Partners Inc.	2,394	275
	Triangle Capital Corp.	10,573	270
	Evercore Partners Inc. Class A	9,718	267
	PennantPark Investment Corp.	24,682	266
	KBW Inc.	12,592	217
	Cohen & Steers Inc.	7,579	217
	Hercules Technology Growth Capital Inc.	19,909	214
*	WisdomTree Investments Inc.	33,567	205
*	HFF Inc. Class A	12,586	187
*	Piper Jaffray Cos.	6,399	182
	Duff & Phelps Corp. Class A	14,004	170
*	ICG Group Inc.	14,139	158
	TICC Capital Corp.	15,580	156
	Epoch Holding Corp.	6,279	138

* Investment Technology Group Inc.	14,812	132
MCG Capital Corp.	28,737	128
Capital Southwest Corp.	1,193	128
* Knight Capital Group Inc. Class A	37,787	127
BGC Partners Inc. Class A	35,209	127
Golub Capital BDC Inc.	8,004	127
* Safeguard Scientifics Inc.	8,058	114
MVC Capital Inc.	8,531	102
THL Credit Inc.	6,749	98
* INTL. FCStone Inc.	5,455	95
New Mountain Finance Corp.	5,963	90
Westwood Holdings Group Inc.	2,083	83
TCP Capital Corp.	5,532	83
GAMCO Investors Inc.	1,636	80
Calamos Asset Management Inc. Class A	7,960	78
GFI Group Inc.	26,801	75
Oppenheimer Holdings Inc. Class A	3,865	62
* Cowen Group Inc. Class A	25,352	59
* GSV Capital Corp.	7,100	57
* Ladenburg Thalmann Financial Services Inc.	42,651	52
Artio Global Investors Inc. Class A	12,712	29
Pzena Investment Management Inc. Class A	3,615	20
* Gleacher & Co. Inc.	6,356	4
* SWS Group Inc.	80	—
		118,413
Commercial Banks (18.8%)
Wells Fargo & Co.	1,920,337	63,390
US Bancorp	725,214	23,395
PNC Financial Services Group Inc.	202,537	11,370
BB&T Corp.	267,467	7,535
SunTrust Banks Inc.	206,362	5,603
Fifth Third Bancorp	351,595	5,147
M&T Bank Corp.	43,632	4,264
Regions Financial Corp.	541,734	3,613
KeyCorp	361,443	2,920
* CIT Group Inc.	73,103	2,708
Comerica Inc.	74,044	2,191
Huntington Bancshares Inc.	328,761	2,022
Zions Bancorporation	70,619	1,417
* Signature Bank	17,585	1,234
First Republic Bank	34,957	1,182
Cullen/Frost Bankers Inc.	21,230	1,159
East West Bancorp Inc.	54,371	1,150
Commerce Bancshares Inc.	29,848	1,068
First Niagara Financial Group Inc.	135,135	1,019
Hancock Holding Co.	30,954	973
* SVB Financial Group	16,947	936
First Horizon National Corp.	95,295	901
City National Corp.	18,459	899
Associated Banc-Corp	65,696	844
Prosperity Bancshares Inc.	20,442	841
* Popular Inc.	39,381	779
Fulton Financial Corp.	77,045	750
Bank of Hawaii Corp.	17,186	747
Susquehanna Bancshares Inc.	68,466	704
TCF Financial Corp.	59,131	702
* Texas Capital Bancshares Inc.	15,468	697

Valley National Bancorp	71,832	685
Synovus Financial Corp.	286,471	679
CapitalSource Inc.	81,807	659
Webster Financial Corp.	28,700	598
FirstMerit Corp.	42,117	593
BOK Financial Corp.	10,507	578
FNB Corp.	53,532	578
Iberiabank Corp.	11,351	553
UMB Financial Corp.	12,464	528
Trustmark Corp.	23,606	525
Wintrust Financial Corp.	14,008	515
Cathay General Bancorp	28,780	515
Umpqua Holdings Corp.	42,974	501
United Bankshares Inc.	19,323	477
National Penn Bancshares Inc.	49,719	471
Old National Bancorp	38,963	457
Westamerica Bancorporation	10,720	456
BancorpSouth Inc.	32,599	431
PrivateBancorp Inc.	25,531	418
Glacier Bancorp Inc.	27,597	401
Community Bank System Inc.	14,467	389
MB Financial Inc.	20,003	389
First Financial Bankshares Inc.	9,771	380
International Bancshares Corp.	20,363	369
First Midwest Bancorp Inc.	28,797	360
Bank of the Ozarks Inc.	11,152	354
CVB Financial Corp.	33,652	342
First Citizens BancShares Inc. Class A	1,993	329
First Financial Bancorp	22,564	328
BBCN Bancorp Inc.	28,130	320
Park National Corp.	4,837	305
Sterling Financial Corp.	14,415	297
Investors Bancorp Inc.	17,213	295
* Western Alliance Bancorp	28,875	293
BankUnited Inc.	12,455	293
PacWest Bancorp	11,558	288
Home BancShares Inc.	8,649	287
* Citizens Republic Bancorp Inc.	14,633	275
Columbia Banking System Inc.	14,991	259
First Commonwealth Financial Corp.	39,920	256
Independent Bank Corp.	8,718	250
NBT Bancorp Inc.	12,565	248
Boston Private Financial Holdings Inc.	26,704	246
* Pinnacle Financial Partners Inc.	12,694	242
Chemical Financial Corp.	10,600	231
Banner Corp.	7,313	220
Oriental Financial Group Inc.	17,469	210
SCBT Financial Corp.	5,407	210
WesBanco Inc.	9,568	202
City Holding Co.	5,544	186
S&T Bancorp Inc.	10,926	185
State Bank Financial Corp.	11,596	183
Sandy Spring Bancorp Inc.	9,218	174
Renasant Corp.	9,423	174
Community Trust Bancorp Inc.	5,084	166
West Coast Bancorp	7,411	162
Cardinal Financial Corp.	10,547	158

First Busey Corp.	31,800	146
Lakeland Financial Corp.	5,809	144
Tompkins Financial Corp.	3,656	143
Simmons First National Corp. Class A	5,961	142
TowneBank	9,346	141
* Wilshire Bancorp Inc.	24,275	141
Union First Market Bankshares Corp.	8,706	133
* Bancorp Inc.	11,379	133
Washington Trust Bancorp Inc.	5,239	132
* Central Pacific Financial Corp.	8,767	129
Southside Bancshares Inc.	6,141	129
* Eagle Bancorp Inc.	6,539	127
1st Source Corp.	5,583	118
Arrow Financial Corp.	4,634	114
Heartland Financial USA Inc.	4,354	114
SY Bancorp Inc.	5,085	113
StellarOne Corp.	8,601	111
First Community Bancshares Inc.	6,947	107
Sterling Bancorp	11,481	107
First Financial Corp.	3,482	104
Lakeland Bancorp Inc.	10,721	102
Univest Corp. of Pennsylvania	6,085	102
Bryn Mawr Bank Corp.	4,587	99
Bancfirst Corp.	2,248	95
Hudson Valley Holding Corp.	6,037	95
First Connecticut Bancorp Inc.	6,938	95
CoBiz Financial Inc.	13,410	94
Camden National Corp.	2,683	93
* United Community Banks Inc.	10,463	91
Great Southern Bancorp Inc.	3,516	89
First Interstate Bancsystem Inc.	5,532	85
Trico Bancshares	5,249	83
* Southwest Bancorp Inc.	7,221	79
Republic Bancorp Inc. Class A	3,830	78
* Taylor Capital Group Inc.	4,425	78
First Bancorp	6,076	68
* FNB United Corp.	4,119	47
* Sun Bancorp Inc.	14,232	47
* Hampton Roads Bankshares Inc.	13,098	15
* Suffolk Bancorp	26	—
		176,696
Consumer Finance (5.2%)
American Express Co.	390,431	21,825
Capital One Financial Corp.	222,319	12,806
Discover Financial Services	196,979	8,196
SLM Corp.	180,138	2,981
* First Cash Financial Services Inc.	10,507	508
* Credit Acceptance Corp.	4,759	439
Cash America International Inc.	11,360	423
* World Acceptance Corp.	4,756	347
* Ezcorp Inc. Class A	17,595	338
Nelnet Inc. Class A	10,896	312
* DFC Global Corp.	15,737	275
* Netspend Holdings Inc.	13,208	154
* Green Dot Corp. Class A	8,401	104
* Regional Management Corp.	2,172	38

* First Marblehead Corp.	11,047	7
		48,753
Diversified Financial Services (17.2%)
JPMorgan Chase & Co.	1,453,743	59,720
Bank of America Corp.	4,124,133	40,664
Citigroup Inc.	1,122,144	38,792
CME Group Inc.	120,805	6,677
Moody's Corp.	76,612	3,722
* IntercontinentalExchange Inc.	27,809	3,675
NYSE Euronext	94,225	2,200
Leucadia National Corp.	79,685	1,765
* MSCI Inc. Class A	46,616	1,352
NASDAQ OMX Group Inc.	47,915	1,161
CBOE Holdings Inc.	33,590	1,007
* PHH Corp.	21,814	478
MarketAxess Holdings Inc.	14,060	434
Interactive Brokers Group Inc.	17,617	269
* PICO Holdings Inc.	8,111	147
* NewStar Financial Inc.	9,366	118
		162,181
Insurance (21.6%)
* Berkshire Hathaway Inc. Class B	353,373	31,125
* American International Group Inc.	423,657	14,036
MetLife Inc.	325,116	10,791
Travelers Cos. Inc.	147,420	10,440
ACE Ltd.	129,724	10,278
Aflac Inc.	179,159	9,494
Prudential Financial Inc.	177,663	9,260
Chubb Corp.	101,826	7,840
Allstate Corp.	185,772	7,520
Marsh & McLennan Cos. Inc.	208,419	7,340
Aon plc	117,257	6,660
Loews Corp.	121,238	4,956
Progressive Corp.	221,381	4,704
Hartford Financial Services Group Inc.	158,575	3,359
Principal Financial Group Inc.	113,059	3,070
XL Group plc Class A	117,067	2,848
Lincoln National Corp.	106,927	2,641
Cincinnati Financial Corp.	59,115	2,395
* Arch Capital Group Ltd.	52,288	2,358
Willis Group Holdings plc	66,151	2,321
Unum Group	107,303	2,188
Everest Re Group Ltd.	19,817	2,150
PartnerRe Ltd.	23,756	1,969
Torchmark Corp.	36,498	1,898
Fidelity National Financial Inc. Class A	76,871	1,861
WR Berkley Corp.	44,644	1,775
* Alleghany Corp.	4,863	1,707
Arthur J Gallagher & Co.	46,443	1,696
* Markel Corp.	3,511	1,682
RenaissanceRe Holdings Ltd.	19,321	1,599
Axis Capital Holdings Ltd.	43,913	1,580
Reinsurance Group of America Inc. Class A	28,277	1,448
HCC Insurance Holdings Inc.	38,415	1,417
Brown & Brown Inc.	46,673	1,253
* Genworth Financial Inc. Class A	188,347	1,121

Allied World Assurance Co. Holdings AG	13,649	1,108
White Mountains Insurance Group Ltd.	2,137	1,101
Validus Holdings Ltd.	30,850	1,094
American Financial Group Inc.	26,936	1,068
Assurant Inc.	30,999	1,060
ProAssurance Corp.	11,163	1,012
Old Republic International Corp.	94,512	991
Assured Guaranty Ltd.	66,916	933
First American Financial Corp.	38,657	920
Aspen Insurance Holdings Ltd.	27,406	858
Protective Life Corp.	30,571	830
CNO Financial Group Inc.	88,946	809
Erie Indemnity Co. Class A	10,839	773
Endurance Specialty Holdings Ltd.	16,645	669
Hanover Insurance Group Inc.	17,264	631
Alterra Capital Holdings Ltd.	25,669	601
StanCorp Financial Group Inc.	17,021	579
Platinum Underwriters Holdings Ltd.	12,679	564
Kemper Corp.	18,973	562
Primerica Inc.	19,517	559
* MBIA Inc.	55,808	499
RLI Corp.	7,406	477
Mercury General Corp.	10,601	441
Montpelier Re Holdings Ltd.	19,238	421
Selective Insurance Group Inc.	21,157	395
Symetra Financial Corp.	31,560	386
* Enstar Group Ltd.	3,752	384
Amtrust Financial Services Inc.	11,316	326
Argo Group International Holdings Ltd.	9,784	325
Horace Mann Educators Corp.	15,258	292
* Greenlight Capital Re Ltd. Class A	11,453	265
American Equity Investment Life Holding Co.	22,796	263
* National Financial Partners Corp.	15,287	254
Infinity Property & Casualty Corp.	4,441	243
Tower Group Inc.	14,146	239
* Hilltop Holdings Inc.	16,044	229
* Navigators Group Inc.	4,366	229
Employers Holdings Inc.	11,361	217
Safety Insurance Group Inc.	4,627	208
Stewart Information Services Corp.	6,853	187
Maiden Holdings Ltd.	20,630	185
* eHealth Inc.	7,138	184
* AMERISAFE Inc.	6,916	179
United Fire Group Inc.	8,178	170
* Citizens Inc.	15,127	152
FBL Financial Group Inc. Class A	4,271	142
National Western Life Insurance Co. Class A	892	135
OneBeacon Insurance Group Ltd. Class A	7,948	107
Presidential Life Corp.	7,317	102
Meadowbrook Insurance Group Inc.	18,349	102
State Auto Financial Corp.	5,988	87
National Interstate Corp.	3,075	81
* Global Indemnity plc	3,370	74
Baldwin & Lyons Inc.	3,105	71
Homeowners Choice Inc.	3,227	67
Kansas City Life Insurance Co.	1,682	64
* Phoenix Cos. Inc.	2,296	55

Donegal Group Inc. Class A	3,492	48
EMC Insurance Group Inc.	1,979	43
Crawford & Co. Class A	6,192	32
Crawford & Co. Class B	4,839	30
American National Insurance Co.	22	2
		203,894
Real Estate Investment Trusts (22.4%)
Simon Property Group Inc.	116,028	17,651
American Tower Corporation	151,134	11,324
Public Storage	55,785	7,846
HCP Inc.	173,240	7,804
Ventas Inc.	112,966	7,190
Equity Residential	122,865	6,820
Prologis Inc.	176,243	5,982
Boston Properties Inc.	57,610	5,913
Health Care REIT Inc.	97,615	5,749
Weyerhaeuser Co.	205,706	5,669
AvalonBay Communities Inc.	42,931	5,658
Annaly Capital Management Inc.	372,893	5,489
Vornado Realty Trust	64,061	4,896
American Capital Agency Corp.	130,912	4,130
Host Hotels & Resorts Inc.	276,870	4,067
General Growth Properties Inc.	161,677	3,132
Digital Realty Trust Inc.	46,738	3,016
Kimco Realty Corp.	155,819	3,001
Macerich Co.	50,845	2,873
Plum Creek Timber Co. Inc.	61,887	2,652
SL Green Realty Corp.	34,485	2,599
Federal Realty Investment Trust	24,523	2,551
Rayonier Inc.	46,985	2,342
UDR Inc.	95,889	2,206
Camden Property Trust	32,022	2,104
Realty Income Corp.	51,127	2,080
Essex Property Trust Inc.	13,830	1,943
Taubman Centers Inc.	23,663	1,833
American Campus Communities Inc.	40,221	1,762
Alexandria Real Estate Equities Inc.	24,050	1,633
Regency Centers Corp.	34,465	1,615
Liberty Property Trust	44,997	1,567
Senior Housing Properties Trust	67,692	1,513
BRE Properties Inc.	29,446	1,433
DDR Corp.	93,189	1,427
Extra Space Storage Inc.	39,853	1,401
Duke Realty Corp.	103,349	1,395
Apartment Investment & Management Co. Class A	55,314	1,387
CBL & Associates Properties Inc.	57,693	1,299
Kilroy Realty Corp.	28,397	1,281
National Retail Properties Inc.	41,447	1,273
Two Harbors Investment Corp.	107,045	1,212
Weingarten Realty Investors	44,193	1,201
Tanger Factory Outlet Centers	35,966	1,183
Starwood Property Trust Inc.	50,928	1,164
Douglas Emmett Inc.	50,883	1,156
MFA Financial Inc.	136,780	1,150
Piedmont Office Realty Trust Inc. Class A	64,664	1,141
BioMed Realty Trust Inc.	59,079	1,138
Home Properties Inc.	19,209	1,131

Chimera Investment Corp.	393,588	1,078
Hospitality Properties Trust	47,419	1,076
Post Properties Inc.	20,810	1,022
Hatteras Financial Corp.	37,547	1,001
Equity Lifestyle Properties Inc.	15,045	988
Mid-America Apartment Communities Inc.	15,733	980
Omega Healthcare Investors Inc.	41,640	954
Highwoods Properties Inc.	29,137	939
Invesco Mortgage Capital Inc.	44,291	938
Mack-Cali Realty Corp.	33,669	851
CYS Investments Inc.	63,864	817
* EPR Properties	18,009	817
LaSalle Hotel Properties	32,838	792
Healthcare Realty Trust Inc.	33,056	788
ARMOUR Residential REIT Inc.	110,835	776
Corporate Office Properties Trust	30,630	756
Sovran Self Storage Inc.	11,138	688
RLJ Lodging Trust	36,862	685
Washington REIT	25,479	660
Brandywine Realty Trust	55,015	656
DiamondRock Hospitality Co.	74,789	654
Colonial Properties Trust	32,033	653
DCT Industrial Trust Inc.	102,203	639
CubeSmart	44,965	621
Medical Properties Trust Inc.	52,029	607
Potlatch Corp.	15,559	606
WP Carey Inc.	11,888	577
Glimcher Realty Trust	53,537	574
EastGroup Properties Inc.	10,956	573
Lexington Realty Trust	59,145	567
DuPont Fabros Technology Inc.	24,302	561
Newcastle Investment Corp.	64,903	545
American Realty Capital Trust Inc.	46,292	540
* Sunstone Hotel Investors Inc.	52,032	537
PennyMac Mortgage Investment Trust	21,782	537
National Health Investors Inc.	9,164	509
Redwood Trust Inc.	30,413	509
CommonWealth REIT	32,183	487
PS Business Parks Inc.	7,457	481
* First Industrial Realty Trust Inc.	35,842	473
Pebblebrook Hotel Trust	22,654	472
Acadia Realty Trust	18,936	470
Capstead Mortgage Corp.	37,858	460
Equity One Inc.	22,102	457
Education Realty Trust Inc.	42,561	439
Sun Communities Inc.	10,933	422
Government Properties Income Trust	17,859	412
Retail Properties of America Inc.	32,462	399
* Strategic Hotels & Resorts Inc.	62,793	391
LTC Properties Inc.	11,705	383
Alexander's Inc.	788	349
American Assets Trust Inc.	12,676	345
NorthStar Realty Finance Corp.	50,475	340
Pennsylvania REIT	20,099	335
CreXus Investment Corp.	26,498	331
Franklin Street Properties Corp.	28,322	327
American Capital Mortgage Investment Corp.	12,731	325

Hersha Hospitality Trust Class A	68,609	322
Anworth Mortgage Asset Corp.	52,819	312
Colony Financial Inc.	15,447	309
Sabra Health Care REIT Inc.	14,033	305
Investors Real Estate Trust	35,028	297
Cousins Properties Inc.	36,083	296
Associated Estates Realty Corp.	18,491	280
Chesapeake Lodging Trust	14,691	277
Inland Real Estate Corp.	33,828	270
Hudson Pacific Properties Inc.	13,178	255
Retail Opportunity Investments Corp.	19,384	246
Ramco-Gershenson Properties Trust	17,711	237
First Potomac Realty Trust	19,364	227
Ashford Hospitality Trust Inc.	24,994	226
Universal Health Realty Income Trust	4,634	226
Resource Capital Corp.	36,844	218
* iStar Financial Inc.	27,616	211
Coresite Realty Corp.	8,019	205
STAG Industrial Inc.	10,755	203
Apollo Residential Mortgage Inc.	9,042	196
Dynex Capital Inc.	19,977	196
Saul Centers Inc.	4,562	194
Excel Trust Inc.	16,320	194
* FelCor Lodging Trust Inc.	44,722	188
Healthcare Trust of America Inc. Class A	16,202	174
Getty Realty Corp.	10,356	174
Western Asset Mortgage Capital Corp.	8,075	167
Urstadt Biddle Properties Inc. Class A	8,817	166
Campus Crest Communities Inc.	14,381	165
Apollo Commercial Real Estate Finance Inc.	9,364	156
Kite Realty Group Trust	27,250	146
Summit Hotel Properties Inc.	15,788	139
Monmouth Real Estate Investment Corp. Class A	12,105	127
Winthrop Realty Trust	10,998	123
CapLease Inc.	25,969	122
Cedar Realty Trust Inc.	21,991	119
Parkway Properties Inc.	8,654	116
Rouse Properties Inc.	7,604	114
New York Mortgage Trust Inc.	16,188	109
Select Income REIT	3,456	86
Whitestone REIT	5,241	74
		211,318
Real Estate Management & Development (0.8%)
* CBRE Group Inc. Class A	119,403	2,260
Jones Lang LaSalle Inc.	16,842	1,381
* Howard Hughes Corp.	10,934	806
* Forest City Enterprises Inc. Class A	46,087	694
* Altisource Portfolio Solutions SA	6,225	662
* St. Joe Co.	26,595	569
* Alexander & Baldwin Inc.	16,151	482
Kennedy-Wilson Holdings Inc.	16,773	220
* Forestar Group Inc.	13,078	193
* Zillow Inc. Class A	6,753	186
* Tejon Ranch Co.	5,991	167
		7,620

Thrifts & Mortgage Finance (1.4%)
New York Community Bancorp Inc.	168,217	2,188
People's United Financial Inc.	134,517	1,640
* Ocwen Financial Corp.	43,958	1,576
Hudson City Bancorp Inc.	182,048	1,467
Capitol Federal Financial Inc.	60,294	717
Washington Federal Inc.	40,970	658
Northwest Bancshares Inc.	37,503	447
Astoria Financial Corp.	34,037	318
Provident Financial Services Inc.	20,623	299
* TFS Financial Corp.	35,220	290
* Nationstar Mortgage Holdings Inc.	8,056	247
ViewPoint Financial Group Inc.	11,951	244
Oritani Financial Corp.	15,603	228
Brookline Bancorp Inc.	26,660	226
Radian Group Inc.	50,977	223
Berkshire Hills Bancorp Inc.	9,499	219
Home Loan Servicing Solutions Ltd.	10,281	201
TrustCo Bank Corp. NY	35,563	187
Flushing Financial Corp.	11,140	167
EverBank Financial Corp.	11,084	164
Dime Community Bancshares Inc.	11,598	162
* Flagstar Bancorp Inc.	8,674	158
Rockville Financial Inc.	10,712	139
Provident New York Bancorp	15,313	139
* Walker & Dunlop Inc.	7,946	131
* MGIC Investment Corp.	73,906	129
* Beneficial Mutual Bancorp Inc.	13,636	128
United Financial Bancorp Inc.	7,347	114
WSFS Financial Corp.	2,622	114
* HomeStreet Inc.	4,182	103
Northfield Bancorp Inc.	6,118	93
OceanFirst Financial Corp.	5,808	80
Territorial Bancorp Inc.	3,487	79
Westfield Financial Inc.	9,209	64
* Doral Financial Corp.	46,984	32
Bank Mutual Corp.	5,255	22
		13,393
Total Investments (100.0%) (Cost $1,068,184)		942,268
Other Assets and Liabilities-Net (0.0%)		(356)
Net Assets (100%)		941,912

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Financials Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $1,068,184,000. Net unrealized depreciation of investment securities for tax purposes was $125,916,000, consisting of unrealized gains of $58,845,000 on securities that had risen in value since their purchase and $184,761,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments
As of November 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Biotechnology (16.2%)
	Amgen Inc.	471,562	41,875
*	Gilead Sciences Inc.	463,398	34,755
*	Celgene Corp.	263,928	20,742
*	Biogen Idec Inc.	137,303	20,470
*	Alexion Pharmaceuticals Inc.	118,089	11,339
*	Regeneron Pharmaceuticals Inc.	46,049	8,130
*	Vertex Pharmaceuticals Inc.	132,046	5,254
*	BioMarin Pharmaceutical Inc.	75,663	3,677
*	Onyx Pharmaceuticals Inc.	39,841	3,007
*	Medivation Inc.	45,146	2,354
*	Ariad Pharmaceuticals Inc.	101,760	2,275
*	Pharmacyclics Inc.	33,759	1,791
*	Cubist Pharmaceuticals Inc.	38,799	1,576
*	Seattle Genetics Inc.	61,003	1,544
*	United Therapeutics Corp.	28,417	1,493
*	Alkermes plc	75,380	1,456
*	Myriad Genetics Inc.	50,644	1,454
*	Cepheid Inc.	39,810	1,291
*	Incyte Corp. Ltd.	71,091	1,251
*	Arena Pharmaceuticals Inc.	132,658	1,175
*	Theravance Inc.	47,176	1,060
	PDL BioPharma Inc.	86,222	681
*	Immunogen Inc.	51,409	652
*	Acorda Therapeutics Inc.	24,668	621
*	Exelixis Inc.	111,173	544
*	Isis Pharmaceuticals Inc.	58,294	536
*	NPS Pharmaceuticals Inc.	51,729	529
*	Affymax Inc.	21,332	521
*	Ironwood Pharmaceuticals Inc. Class A	46,964	507
*	Alnylam Pharmaceuticals Inc.	28,668	486
*,^ Spectrum Pharmaceuticals Inc.		36,430	431
*	Rigel Pharmaceuticals Inc.	51,653	429
*	Dendreon Corp.	92,274	411
*,^ Opko Health Inc.		91,862	402
*	Halozyme Therapeutics Inc.	59,560	371
*	Exact Sciences Corp.	37,566	368
*	InterMune Inc.	39,158	359
*	Synageva BioPharma Corp.	7,166	351
*	Infinity Pharmaceuticals Inc.	13,253	336
*	Merrimack Pharmaceuticals Inc.	46,142	329
*	Idenix Pharmaceuticals Inc.	58,807	301
*	Neurocrine Biosciences Inc.	39,789	298
*	Genomic Health Inc.	10,381	287
*	Dynavax Technologies Corp.	99,263	282
*	Momenta Pharmaceuticals Inc.	26,250	281
*	Lexicon Pharmaceuticals Inc.	140,025	241
*	Aegerion Pharmaceuticals Inc.	10,347	227
*	Emergent Biosolutions Inc.	15,038	226
*	Achillion Pharmaceuticals Inc.	27,321	213

* Protalix BioTherapeutics Inc.	37,812	210
* Ligand Pharmaceuticals Inc. Class B	10,579	209
* MannKind Corp.	94,730	203
* Orexigen Therapeutics Inc.	40,902	193
* Dyax Corp.	58,380	191
* ZIOPHARM Oncology Inc.	39,955	175
* Sangamo Biosciences Inc.	30,056	172
* Curis Inc.	46,454	156
* Enzon Pharmaceuticals Inc.	21,471	150
* Raptor Pharmaceutical Corp.	28,271	150
* Immunomedics Inc.	43,083	137
* Synergy Pharmaceuticals Inc.	24,519	136
* Novavax Inc.	72,476	135
* AMAG Pharmaceuticals Inc.	8,754	132
* PROLOR Biotech Inc.	27,117	128
* AVEO Pharmaceuticals Inc.	19,585	127
* Geron Corp.	78,956	113
* Threshold Pharmaceuticals Inc.	24,248	107
* Clovis Oncology Inc.	6,930	107
* BioMimetic Therapeutics Inc.	12,724	97
* NewLink Genetics Corp.	7,895	95
* Osiris Therapeutics Inc.	9,743	94
* Arqule Inc.	34,890	93
* Sunesis Pharmaceuticals Inc.	15,058	75
* Targacept Inc.	16,546	71
* Trius Therapeutics Inc.	13,489	65
* SIGA Technologies Inc.	22,706	61
* Progenics Pharmaceuticals Inc.	25,592	60
* Biotime Inc.	16,391	59
* TESARO Inc.	3,157	58
* Savient Pharmaceuticals Inc.	42,104	51
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	8,685	8
		183,007
Health Care Equipment & Supplies (16.0%)
Medtronic Inc.	627,056	26,405
Baxter International Inc.	334,726	22,182
Covidien plc	293,662	17,065
* Intuitive Surgical Inc.	24,441	12,929
Stryker Corp.	186,490	10,100
Becton Dickinson and Co.	122,027	9,356
Zimmer Holdings Inc.	106,845	7,049
St. Jude Medical Inc.	191,703	6,572
* Edwards Lifesciences Corp.	70,813	6,145
* Boston Scientific Corp.	875,418	4,850
CR Bard Inc.	48,834	4,835
* Varian Medical Systems Inc.	68,224	4,718
* CareFusion Corp.	135,970	3,796
ResMed Inc.	87,531	3,597
DENTSPLY International Inc.	86,576	3,437
* IDEXX Laboratories Inc.	34,880	3,260
* Hologic Inc.	161,695	3,085
Cooper Cos. Inc.	29,131	2,766
* Sirona Dental Systems Inc.	33,927	2,124
Teleflex Inc.	24,866	1,721
* Thoratec Corp.	35,814	1,332
* Haemonetics Corp.	15,700	1,272
STERIS Corp.	33,453	1,143

West Pharmaceutical Services Inc.	20,782	1,123
* Align Technology Inc.	39,392	1,079
Hill-Rom Holdings Inc.	38,018	1,063
* Volcano Corp.	32,551	887
* Cyberonics Inc.	17,091	884
* Alere Inc.	46,848	867
Masimo Corp.	33,268	689
* Insulet Corp.	29,563	649
* Neogen Corp.	13,918	634
* HeartWare International Inc.	6,815	561
* ArthroCare Corp.	16,670	558
* DexCom Inc.	42,287	553
Analogic Corp.	7,403	545
Meridian Bioscience Inc.	24,832	497
* Abaxis Inc.	13,098	494
* Integra LifeSciences Holdings Corp.	12,721	493
CONMED Corp.	17,628	487
* ICU Medical Inc.	7,926	467
* Endologix Inc.	31,467	461
* Wright Medical Group Inc.	21,248	449
* Orthofix International NV	11,625	433
* Conceptus Inc.	18,799	391
* NuVasive Inc.	26,616	387
Cantel Medical Corp.	13,818	379
* NxStage Medical Inc.	31,517	379
* Merit Medical Systems Inc.	23,991	333
* Greatbatch Inc.	14,143	319
* Quidel Corp.	17,998	316
* ABIOMED Inc.	22,085	295
* MAKO Surgical Corp.	21,125	292
* Antares Pharma Inc.	66,596	266
* Accuray Inc.	40,512	254
* OraSure Technologies Inc.	32,575	251
Invacare Corp.	17,583	249
* Symmetry Medical Inc.	21,866	213
* Natus Medical Inc.	17,679	200
Atrion Corp.	967	191
* SurModics Inc.	8,896	179
* GenMark Diagnostics Inc.	18,023	179
* AngioDynamics Inc.	15,266	161
* RTI Biologics Inc.	31,784	142
* Navidea Biopharmaceuticals Inc.	50,788	138
* Tornier NV	8,202	133
Young Innovations Inc.	3,519	127
* Staar Surgical Co.	21,267	123
* Unilife Corp.	45,160	103
* Palomar Medical Technologies Inc.	11,220	102
* PhotoMedex Inc.	7,144	99
* Exactech Inc.	5,071	86
		179,899
Health Care Providers & Services (17.4%)
UnitedHealth Group Inc.	631,788	34,363
* Express Scripts Holding Co.	496,099	26,715
McKesson Corp.	144,414	13,643
WellPoint Inc.	198,888	11,118
Cigna Corp.	176,412	9,221
Aetna Inc.	204,453	8,830

Cardinal Health Inc.	208,635	8,439
AmerisourceBergen Corp. Class A	154,965	6,543
* DaVita HealthCare Partners Inc.	60,459	6,530
Humana Inc.	98,929	6,471
Quest Diagnostics Inc.	97,239	5,618
* Laboratory Corp. of America Holdings	58,585	4,956
* Henry Schein Inc.	54,146	4,373
Coventry Health Care Inc.	81,835	3,575
HCA Holdings Inc.	107,454	3,412
* AMERIGROUP Corp.	30,185	2,772
Omnicare Inc.	69,371	2,514
Universal Health Services Inc. Class B	54,805	2,470
* MEDNAX Inc.	30,161	2,383
Patterson Cos. Inc.	54,479	1,858
* Tenet Healthcare Corp.	63,439	1,837
* Community Health Systems Inc.	56,487	1,664
* Brookdale Senior Living Inc. Class A	60,006	1,534
* Centene Corp.	31,678	1,391
* HealthSouth Corp.	58,820	1,293
* WellCare Health Plans Inc.	26,161	1,263
* Health Management Associates Inc. Class A	157,951	1,256
* HMS Holdings Corp.	52,971	1,227
* Health Net Inc.	50,680	1,193
* LifePoint Hospitals Inc.	30,036	1,081
Owens & Minor Inc.	38,949	1,066
* VCA Antech Inc.	50,680	1,053
* PSS World Medical Inc.	30,816	876
* Magellan Health Services Inc.	16,724	868
* Team Health Holdings Inc.	30,452	852
* MWI Veterinary Supply Inc.	7,330	818
Chemed Corp.	11,871	808
* Air Methods Corp.	7,077	773
* Amsurg Corp. Class A	19,761	554
* Molina Healthcare Inc.	18,797	523
* Sunrise Senior Living Inc.	36,073	521
* Hanger Inc.	19,423	507
* Bio-Reference Labs Inc.	15,176	400
* Emeritus Corp.	16,963	384
* IPC The Hospitalist Co. Inc.	9,935	375
* Kindred Healthcare Inc.	33,264	361
Landauer Inc.	5,687	339
* Acadia Healthcare Co. Inc.	13,432	308
* Capital Senior Living Corp.	17,236	307
* Select Medical Holdings Corp.	26,490	292
* BioScrip Inc.	27,836	287
* Accretive Health Inc.	23,600	281
* AMN Healthcare Services Inc.	24,842	271
Ensign Group Inc.	10,229	264
* PharMerica Corp.	17,738	256
National Healthcare Corp.	5,379	241
* Metropolitan Health Networks Inc.	21,052	237
* ExamWorks Group Inc.	18,436	227
* Healthways Inc.	19,757	214
* Triple-S Management Corp. Class B	11,719	204
* Vanguard Health Systems Inc.	18,368	194
Universal American Corp.	23,323	193
* Amedisys Inc.	18,104	189

* LHC Group Inc.	9,682	188
US Physical Therapy Inc.	6,878	184
* Gentiva Health Services Inc.	17,119	176
* Corvel Corp.	4,046	170
* Sun Healthcare Group Inc.	15,175	128
Assisted Living Concepts Inc. Class A	11,734	102
* Almost Family Inc.	5,019	100
* Skilled Healthcare Group Inc.	11,808	79
		195,713
Health Care Technology (1.1%)
* Cerner Corp.	88,794	6,857
* athenahealth Inc.	21,979	1,400
* Allscripts Healthcare Solutions Inc.	99,537	1,107
* Medidata Solutions Inc.	14,771	591
Quality Systems Inc.	25,999	473
* MedAssets Inc.	28,931	466
* Omnicell Inc.	21,213	324
Computer Programs & Systems Inc.	6,235	312
* HealthStream Inc.	11,731	278
* Vocera Communications Inc.	8,300	204
* Greenway Medical Technologies	8,896	173
* Merge Healthcare Inc.	35,017	115
* Epocrates Inc.	10,738	108
		12,408
Life Sciences Tools & Services (4.5%)
Thermo Fisher Scientific Inc.	223,583	14,209
Agilent Technologies Inc.	212,406	8,133
* Life Technologies Corp.	107,170	5,289
* Waters Corp.	53,625	4,534
* Illumina Inc.	75,382	4,049
* Mettler-Toledo International Inc.	18,954	3,546
PerkinElmer Inc.	69,796	2,209
* Covance Inc.	33,839	1,929
Techne Corp.	21,343	1,513
* Bio-Rad Laboratories Inc. Class A	12,029	1,257
* PAREXEL International Corp.	36,531	1,180
* Charles River Laboratories International Inc.	29,955	1,149
* Bruker Corp.	56,449	824
* Luminex Corp.	22,616	390
* Sequenom Inc.	72,306	352
* Fluidigm Corp.	12,439	177
* Affymetrix Inc.	38,826	129
* Complete Genomics Inc.	8,861	28
* Pacific Biosciences of California Inc.	1,000	2
		50,899
Pharmaceuticals (44.6%)
Johnson & Johnson	1,686,808	117,621
Pfizer Inc.	4,569,861	114,338
Merck & Co. Inc.	1,863,368	82,547
Abbott Laboratories	960,099	62,406
Bristol-Myers Squibb Co.	1,027,140	33,516
Eli Lilly & Co.	639,120	31,342
Allergan Inc.	188,132	17,449
* Watson Pharmaceuticals Inc.	77,964	6,862
* Mylan Inc.	248,277	6,748
* Forest Laboratories Inc.	162,799	5,773

	Perrigo Co.		54,282	5,618
*	Hospira Inc.		100,930	3,008
*	Endo Health Solutions Inc.		71,629	2,053
	Medicis Pharmaceutical Corp. Class A		36,578	1,582
*	Salix Pharmaceuticals Ltd.		36,018	1,543
	Warner Chilcott plc Class A		130,021	1,516
*	Jazz Pharmaceuticals plc		20,796	1,120
*	ViroPharma Inc.		42,494	1,053
	Questcor Pharmaceuticals Inc.		37,018	961
*	Impax Laboratories Inc.		38,943	792
*	Medicines Co.		33,483	719
*	Vivus Inc.		61,024	690
*	Auxilium Pharmaceuticals Inc.		30,135	577
*	Akorn Inc.		41,413	559
*	Nektar Therapeutics		70,420	460
*	Santarus Inc.		31,219	311
*	Optimer Pharmaceuticals Inc.		26,717	272
*	MAP Pharmaceuticals Inc.		16,563	264
*	Depomed Inc.		32,983	199
*	XenoPort Inc.		24,918	196
*	AVANIR Pharmaceuticals Inc.		71,873	190
*	Hi-Tech Pharmacal Co. Inc.		6,202	187
*	Obagi Medical Products Inc.		11,243	154
*	Endocyte Inc.		15,861	149
*	Cadence Pharmaceuticals Inc.		34,462	147
*	Sciclone Pharmaceuticals Inc.		27,453	120
*	Pozen Inc.		15,995	89
*	Sagent Pharmaceuticals Inc.		5,673	84
*	Pain Therapeutics Inc.		22,282	71
*	Ampio Pharmaceuticals Inc.		17,458	65
*	Corcept Therapeutics Inc.		38,435	55
*	Supernus Pharmaceuticals Inc.		2,994	24
*	Alimera Sciences Inc.		1,878	4
				503,434
Total Common Stocks (Cost $1,014,312)				1,125,360
		Coupon
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $391)		0.167%	390,702	391
Total Investments (99.8%) (Cost $1,014,703)				1,125,751
Other Assets and Liabilities-Net (0.2%)[2]				1,728
Net Assets (100%)				1,127,479

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $354,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $391,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Health Care Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,125,352	—	8
Temporary Cash Investments	391	—	—
Total	1,125,743	—	8

C. At November 30, 2012, the cost of investment securities for tax purposes was $1,014,703,000. Net unrealized appreciation of investment securities for tax purposes was $111,048,000, consisting of unrealized gains of $151,108,000 on securities that had risen in value since their purchase and $40,060,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of November 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.3%)
Aerospace & Defense (20.0%)
	United Technologies Corp.	271,350	21,738
	Boeing Co.	223,737	16,619
	Honeywell International Inc.	232,299	14,247
	Precision Castparts Corp.	45,533	8,350
	Lockheed Martin Corp.	86,385	8,060
	General Dynamics Corp.	93,936	6,247
	Raytheon Co.	104,010	5,942
	Northrop Grumman Corp.	73,571	4,907
	Rockwell Collins Inc.	42,305	2,419
	L-3 Communications Holdings Inc.	30,247	2,324
	TransDigm Group Inc.	15,314	2,083
	Textron Inc.	88,009	2,067
*	B/E Aerospace Inc.	32,570	1,543
	Triumph Group Inc.	15,617	1,025
*	Hexcel Corp.	31,229	807
*	Teledyne Technologies Inc.	10,974	691
	Exelis Inc.	58,720	664
	Huntington Ingalls Industries Inc.	15,556	635
	Alliant Techsystems Inc.	10,344	621
*	Esterline Technologies Corp.	9,640	589
*	Spirit Aerosystems Holdings Inc. Class A	37,350	588
*	Moog Inc. Class A	12,292	452
	Curtiss-Wright Corp.	13,170	418
	HEICO Corp. Class A	9,337	314
*	DigitalGlobe Inc.	11,738	293
*	Orbital Sciences Corp.	18,661	244
	Cubic Corp.	4,978	244
	HEICO Corp.	4,713	194
	AAR Corp.	12,486	192
*	GeoEye Inc.	6,272	192
	American Science & Engineering Inc.	2,789	178
*	Taser International Inc.	17,207	142
*	GenCorp Inc.	15,001	138
	National Presto Industries Inc.	1,536	118
*	Aerovironment Inc.	5,670	116
*	Engility Holdings Inc.	5,072	93
*	KEYW Holding Corp.	6,616	85
*	Astronics Corp.	2,707	54
*	Ducommun Inc.	3,080	48
*	Astronics Corp. Class B	406	8
			105,689
Air Freight & Logistics (6.1%)
	United Parcel Service Inc. Class B	227,534	16,635
	FedEx Corp.	93,462	8,368
	CH Robinson Worldwide Inc.	50,585	3,123
	Expeditors International of Washington Inc.	65,956	2,468
	UTi Worldwide Inc.	32,472	459
*	Hub Group Inc. Class A	11,560	374

* Atlas Air Worldwide Holdings Inc.	8,305	359
Forward Air Corp.	9,164	305
* XPO Logistics Inc.	5,186	82
* Echo Global Logistics Inc.	4,357	77
* Air Transport Services Group Inc.	16,667	63
* Pacer International Inc.	10,725	37
		32,350
Airlines (1.9%)
* Delta Air Lines Inc.	266,373	2,664
Southwest Airlines Co.	232,779	2,218
* United Continental Holdings Inc.	104,135	2,106
* Alaska Air Group Inc.	22,146	947
* US Airways Group Inc.	50,709	654
* JetBlue Airways Corp.	75,552	388
Allegiant Travel Co. Class A	4,804	356
* Spirit Airlines Inc.	19,263	323
SkyWest Inc.	16,052	186
* Hawaiian Holdings Inc.	15,406	96
* Republic Airways Holdings Inc.	13,971	81
		10,019
Building Products (1.7%)
Masco Corp.	112,617	1,910
* Fortune Brands Home & Security Inc.	50,380	1,511
* Owens Corning	35,323	1,221
AO Smith Corp.	12,390	780
Lennox International Inc.	13,606	716
* USG Corp.	23,477	630
Armstrong World Industries Inc.	8,330	421
Simpson Manufacturing Co. Inc.	12,092	395
Quanex Building Products Corp.	11,498	240
Universal Forest Products Inc.	5,839	220
Apogee Enterprises Inc.	8,765	201
* Trex Co. Inc.	4,462	181
Griffon Corp.	16,286	169
* Gibraltar Industries Inc.	9,277	129
AAON Inc.	5,655	119
* American Woodmark Corp.	3,087	88
* Ameresco Inc. Class A	5,282	50
		8,981
Commercial Services & Supplies (7.0%)
Waste Management Inc.	137,956	4,493
Tyco International Ltd.	144,063	4,087
ADT Corp.	72,500	3,328
Republic Services Inc. Class A	97,265	2,769
* Stericycle Inc.	26,832	2,508
Cintas Corp.	35,702	1,480
Iron Mountain Inc.	44,460	1,405
Waste Connections Inc.	36,640	1,206
Avery Dennison Corp.	31,851	1,065
Corrections Corp. of America	31,349	1,063
* Copart Inc.	33,774	1,020
* Clean Harbors Inc.	17,464	1,000
Covanta Holding Corp.	37,869	715
Pitney Bowes Inc.	62,808	703
Geo Group Inc.	19,215	542
RR Donnelley & Sons Co.	56,369	530

* Portfolio Recovery Associates Inc.	5,321	526
* Tetra Tech Inc.	19,978	515
Healthcare Services Group Inc.	19,998	470
Rollins Inc.	20,509	467
Deluxe Corp.	15,907	458
HNI Corp.	14,295	426
Brink's Co.	14,968	411
Herman Miller Inc.	18,173	384
Mine Safety Appliances Co.	9,854	381
United Stationers Inc.	12,144	373
UniFirst Corp.	4,728	334
ABM Industries Inc.	16,948	323
Steelcase Inc. Class A	25,152	293
Interface Inc. Class A	19,760	290
* Mobile Mini Inc.	12,189	243
* ACCO Brands Corp.	35,304	238
* KAR Auction Services Inc.	12,679	225
* Team Inc.	5,983	215
Knoll Inc.	14,948	215
McGrath RentCorp	7,379	207
G&K Services Inc. Class A	5,880	199
* Encore Capital Group Inc.	6,888	183
* Sykes Enterprises Inc.	12,197	179
* InnerWorkings Inc.	11,608	151
Viad Corp.	6,223	140
US Ecology Inc.	5,815	127
Ennis Inc.	8,102	123
Quad/Graphics Inc.	7,533	122
* Standard Parking Corp.	4,889	109
Kimball International Inc. Class B	8,320	104
* Consolidated Graphics Inc.	2,828	96
* EnergySolutions Inc.	25,992	85
Multi-Color Corp.	3,690	83
* EnerNOC Inc.	7,227	82
Schawk Inc. Class A	4,686	56
* TMS International Corp. Class A	4,501	50
* Swisher Hygiene Inc.	34,488	49
* Cenveo Inc.	17,153	40
* American Reprographics Co.	12,063	30
* Metalico Inc.	12,967	22
		36,938
Construction & Engineering (2.6%)
Fluor Corp.	52,306	2,776
* Quanta Services Inc.	65,590	1,696
* Jacobs Engineering Group Inc.	40,660	1,665
KBR Inc.	46,291	1,287
* Shaw Group Inc.	20,647	928
URS Corp.	24,014	905
* Foster Wheeler AG	33,878	761
* AECOM Technology Corp.	31,929	721
EMCOR Group Inc.	20,820	684
* MasTec Inc.	17,778	406
Granite Construction Inc.	11,550	353
* Aegion Corp. Class A	12,290	253
* Dycom Industries Inc.	10,620	191
Great Lakes Dredge & Dock Corp.	17,667	156
* Tutor Perini Corp.	11,298	145

* Layne Christensen Co.	6,225	143
* MYR Group Inc.	6,414	138
Primoris Services Corp.	8,772	127
Comfort Systems USA Inc.	11,532	125
* Pike Electric Corp.	6,402	63
* Northwest Pipe Co.	2,840	59
* Orion Marine Group Inc.	8,207	58
Michael Baker Corp.	2,748	53
* Furmanite Corp.	11,394	51
* Sterling Construction Co. Inc.	4,772	44
		13,788
Electrical Equipment (7.7%)
Emerson Electric Co.	227,846	11,445
Eaton Corp.	100,625	5,249
Cooper Industries plc	57,421	4,278
Rockwell Automation Inc.	44,217	3,504
Roper Industries Inc.	30,641	3,417
AMETEK Inc.	75,979	2,836
Hubbell Inc. Class B	16,373	1,380
Acuity Brands Inc.	13,229	875
Regal-Beloit Corp.	12,419	866
* Sensata Technologies Holding NV	27,778	857
Babcock & Wilcox Co.	33,476	843
* Polypore International Inc.	14,566	598
Belden Inc.	14,257	537
* EnerSys Inc.	15,099	526
Brady Corp. Class A	15,297	489
* General Cable Corp.	15,646	449
Franklin Electric Co. Inc.	6,182	368
* GrafTech International Ltd.	35,585	345
AZZ Inc.	7,957	303
Generac Holdings Inc.	9,234	301
* II-VI Inc.	16,594	284
* Thermon Group Holdings Inc.	7,659	190
Encore Wire Corp.	5,163	162
* Powell Industries Inc.	2,967	119
* Capstone Turbine Corp.	92,471	89
Global Power Equipment Group Inc.	5,325	80
Preformed Line Products Co.	726	41
* American Superconductor Corp.	12,656	35
* Vicor Corp.	6,381	34
		40,500
Industrial Conglomerates (19.0%)
General Electric Co.	3,307,715	69,892
3M Co.	205,738	18,712
Danaher Corp.	185,156	9,993
Carlisle Cos. Inc.	19,645	1,113
Raven Industries Inc.	10,729	279
* Seaboard Corp.	112	264
Standex International Corp.	3,923	193
		100,446
Machinery (20.2%)
Caterpillar Inc.	204,647	17,444
Deere & Co.	116,561	9,797
Illinois Tool Works Inc.	132,178	8,138
Cummins Inc.	56,667	5,562

Ingersoll-Rand plc	96,408	4,703
PACCAR Inc.	105,204	4,623
Parker Hannifin Corp.	46,816	3,846
Dover Corp.	57,267	3,642
Stanley Black & Decker Inc.	50,037	3,598
Pentair Ltd.	65,655	3,184
Flowserve Corp.	16,018	2,219
Pall Corp.	36,403	2,165
Joy Global Inc.	33,126	1,888
Xylem Inc.	58,141	1,517
Donaldson Co. Inc.	44,252	1,486
Snap-on Inc.	18,220	1,447
* AGCO Corp.	30,483	1,407
Wabtec Corp.	15,054	1,274
* WABCO Holdings Inc.	20,052	1,244
IDEX Corp.	26,242	1,180
Lincoln Electric Holdings Inc.	24,803	1,178
Timken Co.	25,952	1,169
Nordson Corp.	18,109	1,108
SPX Corp.	15,924	1,085
Gardner Denver Inc.	15,373	1,074
Valmont Industries Inc.	7,480	1,045
Kennametal Inc.	25,073	956
Graco Inc.	18,927	935
* Terex Corp.	34,610	837
Toro Co.	18,352	823
Trinity Industries Inc.	24,684	784
* Oshkosh Corp.	25,908	760
* Middleby Corp.	5,841	744
CLARCOR Inc.	15,710	729
Woodward Inc.	19,438	711
Robbins & Myers Inc.	11,850	704
* Colfax Corp.	17,698	690
Actuant Corp. Class A	21,624	622
ITT Corp.	27,394	613
Crane Co.	14,335	608
Manitowoc Co. Inc.	39,411	591
* Chart Industries Inc.	9,346	565
Harsco Corp.	25,303	510
Mueller Industries Inc.	9,029	431
* Navistar International Corp.	17,482	357
Watts Water Technologies Inc. Class A	8,241	337
* RBC Bearings Inc.	7,020	327
Lindsay Corp.	4,006	317
ESCO Technologies Inc.	8,403	308
Briggs & Stratton Corp.	15,083	306
Barnes Group Inc.	14,418	304
Titan International Inc.	14,045	286
* Trimas Corp.	11,024	286
Mueller Water Products Inc. Class A	48,973	273
* EnPro Industries Inc.	6,422	252
Kaydon Corp.	9,937	229
* Blount International Inc.	14,603	208
Sauer-Danfoss Inc.	3,814	200
Tennant Co.	5,234	200
Cascade Corp.	2,801	182
Albany International Corp.	8,449	182

CIRCOR International Inc.	4,885	177
Astec Industries Inc.	6,027	174
* Rexnord Corp.	8,020	171
* Wabash National Corp.	21,172	171
Sun Hydraulics Corp.	6,427	168
Altra Holdings Inc.	8,347	157
* Greenbrier Cos. Inc.	8,139	156
John Bean Technologies Corp.	9,039	147
* Proto Labs Inc.	3,775	138
LB Foster Co. Class A	3,067	127
Gorman-Rupp Co.	4,510	126
* Meritor Inc.	29,051	124
* Federal Signal Corp.	19,862	117
Douglas Dynamics Inc.	6,760	97
* American Railcar Industries Inc.	2,953	91
* Kadant Inc.	3,703	90
* Columbus McKinnon Corp.	5,709	85
FreightCar America Inc.	3,626	76
Hyster-Yale Materials Handling Inc.	1,822	76
Alamo Group Inc.	2,195	73
* Commercial Vehicle Group Inc.	7,904	63
Dynamic Materials Corp.	4,114	58
Ampco-Pittsburgh Corp.	2,378	45
Twin Disc Inc.	2,604	44
* PMFG Inc.	5,474	38
* Accuride Corp.	12,338	38
* Tecumseh Products Co. Class A	1,087	5
		107,022
Marine (0.2%)
* Kirby Corp.	15,773	913
Matson Inc.	13,287	305
* Genco Shipping & Trading Ltd.	9,946	27
Baltic Trading Ltd.	1,095	3
* Eagle Bulk Shipping Inc.	25	—
		1,248
Professional Services (2.9%)
* Verisk Analytics Inc. Class A	44,158	2,201
Equifax Inc.	37,596	1,926
* IHS Inc. Class A	17,520	1,614
Robert Half International Inc.	42,270	1,195
* Nielsen Holdings NV	39,510	1,119
Dun & Bradstreet Corp.	14,086	1,115
Towers Watson & Co. Class A	18,392	973
Manpower Inc.	24,997	961
* Advisory Board Co.	10,858	491
Corporate Executive Board Co.	10,447	447
* FTI Consulting Inc.	13,146	406
* Acacia Research Corp.	15,612	347
* On Assignment Inc.	13,990	279
* Huron Consulting Group Inc.	7,257	239
* Exponent Inc.	4,156	222
* Korn/Ferry International	15,177	219
Insperity Inc.	6,934	209
* TrueBlue Inc.	12,514	178
* Navigant Consulting Inc.	16,053	167
Resources Connection Inc.	13,185	153

* ICF International Inc.	6,200	134
Kelly Services Inc. Class A	9,107	124
* Kforce Inc.	9,305	120
* Mistras Group Inc.	5,371	117
* WageWorks Inc.	4,525	84
* CBIZ Inc.	13,206	77
CDI Corp.	4,310	71
Heidrick & Struggles International Inc.	4,938	65
* CRA International Inc.	3,287	58
* RPX Corp.	5,686	52
* Pendrell Corp.	31,677	35
* Dolan Co.	8,815	30
* Hill International Inc.	8,369	29
		15,457
Road & Rail (8.1%)
Union Pacific Corp.	148,365	18,216
CSX Corp.	325,792	6,438
Norfolk Southern Corp.	100,094	6,044
Kansas City Southern	34,463	2,693
JB Hunt Transport Services Inc.	29,467	1,752
* Hertz Global Holdings Inc.	85,587	1,339
* Genesee & Wyoming Inc. Class A	13,844	1,010
Ryder System Inc.	16,031	755
Landstar System Inc.	14,700	743
* Old Dominion Freight Line Inc.	20,206	676
* Avis Budget Group Inc.	33,265	630
Con-way Inc.	17,555	493
Werner Enterprises Inc.	13,743	298
Amerco Inc.	2,443	293
Knight Transportation Inc.	18,656	280
* Swift Transportation Co.	26,964	228
Heartland Express Inc.	16,078	221
Celadon Group Inc.	7,146	123
* Saia Inc.	5,126	111
Marten Transport Ltd.	5,049	96
* Roadrunner Transportation Systems Inc.	4,296	77
* Zipcar Inc.	7,845	64
Arkansas Best Corp.	7,405	61
* Patriot Transportation Holding Inc.	1,858	48
* Quality Distribution Inc.	6,708	45
		42,734
Trading Companies & Distributors (2.8%)
Fastenal Co.	88,136	3,685
WW Grainger Inc.	18,558	3,601
MSC Industrial Direct Co. Inc. Class A	14,717	1,069
* United Rentals Inc.	24,819	1,031
* WESCO International Inc.	13,663	883
Watsco Inc.	8,418	604
GATX Corp.	14,008	590
* Air Lease Corp.	23,245	517
Applied Industrial Technologies Inc.	11,864	475
* Beacon Roofing Supply Inc.	14,742	455
* MRC Global Inc.	12,143	340
TAL International Group Inc.	9,508	324
Kaman Corp.	7,414	269
Aircastle Ltd.	22,028	250

* Rush Enterprises Inc. Class A	8,826	169
* DXP Enterprises Inc.	3,074	148
H&E Equipment Services Inc.	9,486	148
* Titan Machinery Inc.	5,642	125
* CAI International Inc.	5,409	108
SeaCube Container Leasing Ltd.	3,384	62
Houston Wire & Cable Co.	5,164	58
* Edgen Group Inc.	4,794	33
		14,944
Transportation Infrastructure (0.1%)
Macquarie Infrastructure Co. LLC	12,463	538
* Wesco Aircraft Holdings Inc.	6,931	88
		626
Total Investments (100.3%) (Cost $539,381)		530,742
Other Assets and Liabilities-Net (-0.3%)		(1,556)
Net Assets (100%)		529,186

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $539,381,000. Net unrealized depreciation of investment securities for tax purposes was $8,639,000, consisting of unrealized gains of $44,300,000 on securities that had risen in value since their purchase and $52,939,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments
As of November 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Communications Equipment (9.7%)
	QUALCOMM Inc.	1,548,654	98,525
	Cisco Systems Inc.	4,870,505	92,101
	Motorola Solutions Inc.	234,246	12,755
*	Juniper Networks Inc.	478,857	8,610
*	F5 Networks Inc.	71,835	6,729
	Harris Corp.	102,903	4,850
*	JDS Uniphase Corp.	210,859	2,558
*	Riverbed Technology Inc.	133,187	2,384
*	Brocade Communications Systems Inc.	390,440	2,218
*	Aruba Networks Inc.	102,166	1,990
*	Polycom Inc.	160,759	1,682
	InterDigital Inc.	38,719	1,652
*	Arris Group Inc.	103,325	1,443
*	ViaSat Inc.	37,470	1,432
*	Ciena Corp.	90,683	1,349
	Plantronics Inc.	38,358	1,290
*	NETGEAR Inc.	34,781	1,212
*	Finisar Corp.	83,489	1,133
	Tellabs Inc.	318,229	1,133
*	EchoStar Corp. Class A	34,248	1,074
	ADTRAN Inc.	54,474	1,070
*	Acme Packet Inc.	53,211	1,062
	Loral Space & Communications Inc.	8,787	747
*	Palo Alto Networks Inc.	12,341	672
*	Ixia	39,253	590
*	Emulex Corp.	79,673	586
*	Infinera Corp.	100,796	562
*	Harmonic Inc.	108,051	495
	Comtech Telecommunications Corp.	16,240	415
	Black Box Corp.	15,330	378
*	Procera Networks Inc.	17,803	368
*	Sonus Networks Inc.	193,235	323
*	Extreme Networks	72,431	261
*	Oplink Communications Inc.	15,890	246
*	Digi International Inc.	23,273	227
*	Globecomm Systems Inc.	18,715	222
*	Symmetricom Inc.	37,313	222
*	Anaren Inc.	10,587	206
*	Calix Inc.	27,719	205
*	ShoreTel Inc.	39,272	170
*	Aviat Networks Inc.	55,220	152
	Bel Fuse Inc. Class B	8,073	128
*	Oclaro Inc.	67,800	125
*	Mitel Networks Corp.	19,630	65
			255,617
Computers & Peripherals (24.1%)
	Apple Inc.	852,313	498,842
*	EMC Corp.	1,908,551	47,370

Hewlett-Packard Co.	1,793,196	23,294
Dell Inc.	1,340,825	12,926
* NetApp Inc.	330,332	10,475
* SanDisk Corp.	219,644	8,588
Seagate Technology plc	325,149	8,161
Western Digital Corp.	202,302	6,765
* NCR Corp.	144,942	3,468
* 3D Systems Corp.	45,174	2,020
Diebold Inc.	54,678	1,635
Lexmark International Inc. Class A	63,923	1,555
* Stratasys Inc.	19,371	1,452
* Fusion-io Inc.	46,942	1,095
* QLogic Corp.	85,683	812
* Synaptics Inc.	29,930	800
* Electronics for Imaging Inc.	42,505	780
* Cray Inc.	28,308	403
* Intermec Inc.	44,254	334
* Super Micro Computer Inc.	28,042	262
* Quantum Corp.	216,113	259
* Silicon Graphics International Corp.	29,559	248
* STEC Inc.	34,140	168
* Avid Technology Inc.	25,622	167
* Imation Corp.	26,698	114
* Intevac Inc.	21,127	100
		632,093
Electronic Equipment, Instruments & Components (3.8%)
Corning Inc.	1,354,113	16,561
TE Connectivity Ltd.	388,990	13,689
Amphenol Corp. Class A	146,368	9,063
* Trimble Navigation Ltd.	114,452	6,368
* Avnet Inc.	128,506	3,764
* Arrow Electronics Inc.	98,868	3,684
* Flextronics International Ltd.	605,155	3,504
Jabil Circuit Inc.	168,179	3,195
FLIR Systems Inc.	137,285	2,801
* Ingram Micro Inc.	136,421	2,210
National Instruments Corp.	88,471	2,152
FEI Co.	32,931	1,812
* IPG Photonics Corp.	30,288	1,790
Molex Inc.	61,142	1,613
* Itron Inc.	35,919	1,573
Anixter International Inc.	25,755	1,573
* Tech Data Corp.	34,311	1,515
* Dolby Laboratories Inc. Class A	43,234	1,443
Molex Inc. Class A	66,407	1,442
Cognex Corp.	37,182	1,332
* Vishay Intertechnology Inc.	119,216	1,156
Littelfuse Inc.	19,759	1,140
* OSI Systems Inc.	17,241	1,056
* Coherent Inc.	21,702	1,004
* Universal Display Corp.	38,238	913
* Benchmark Electronics Inc.	50,941	792
* SYNNEX Corp.	23,868	788
* ScanSource Inc.	25,268	747
* Plexus Corp.	32,038	742
MTS Systems Corp.	14,790	715
* Sanmina-SCI Corp.	74,662	703

* Insight Enterprises Inc.	40,725	690
* Rogers Corp.	14,954	664
Badger Meter Inc.	12,460	561
* Rofin-Sinar Technologies Inc.	26,201	554
* FARO Technologies Inc.	15,557	549
AVX Corp.	46,728	477
Park Electrochemical Corp.	18,165	443
* TTM Technologies Inc.	48,858	441
* Newport Corp.	34,317	437
* Measurement Specialties Inc.	13,255	412
* RealD Inc.	37,738	398
* Power-One Inc.	95,394	396
Daktronics Inc.	33,885	354
* Checkpoint Systems Inc.	35,695	309
Methode Electronics Inc.	33,281	300
* InvenSense Inc.	29,859	300
Electro Scientific Industries Inc.	26,730	290
* DTS Inc.	17,388	266
Electro Rent Corp.	16,226	255
* Mercury Systems Inc.	28,663	252
* Fabrinet	19,903	247
CTS Corp.	27,680	245
* GSI Group Inc.	24,429	185
* Maxwell Technologies Inc.	25,143	182
* Kemet Corp.	39,665	175
* Multi-Fineline Electronix Inc.	8,352	143
* Agilysys Inc.	13,197	108
* Aeroflex Holding Corp.	14,637	95
* Echelon Corp.	30,960	93
		100,661
Internet Software & Services (12.6%)
* Google Inc. Class A	238,190	166,345
* eBay Inc.	1,054,640	55,706
* Facebook Inc. Class A	870,477	24,373
* Yahoo! Inc.	1,023,354	19,208
* Equinix Inc.	43,733	8,124
* LinkedIn Corp. Class A	70,829	7,659
* Rackspace Hosting Inc.	98,761	6,826
* Akamai Technologies Inc.	161,208	5,903
* VeriSign Inc.	142,137	4,851
IAC/InterActiveCorp	74,137	3,496
* AOL Inc.	85,420	3,205
MercadoLibre Inc.	30,058	2,163
* CoStar Group Inc.	24,084	2,092
* ValueClick Inc.	64,775	1,222
j2 Global Inc.	39,406	1,192
* DealerTrack Holdings Inc.	38,820	1,044
* Liquidity Services Inc.	21,047	864
NIC Inc.	56,039	841
* VistaPrint NV	26,317	817
* Ancestry.com Inc.	25,355	801
* OpenTable Inc.	16,575	744
EarthLink Inc.	97,357	643
* Cornerstone OnDemand Inc.	22,868	641
* WebMD Health Corp.	45,377	638
* ExactTarget Inc.	30,032	619
* LivePerson Inc.	45,420	599

*	Monster Worldwide Inc.	107,055	582
*	Web.com Group Inc.	35,743	540
	Blucora Inc.	34,992	516
	United Online Inc.	83,458	477
*	Digital River Inc.	32,348	473
*	Bankrate Inc.	36,877	444
*	LogMeIn Inc.	19,271	412
*	comScore Inc.	28,618	381
*	Constant Contact Inc.	27,974	373
*	Dice Holdings Inc.	42,161	363
*	Bazaarvoice Inc.	34,540	338
*	Millennial Media Inc.	24,523	337
*	Stamps.com Inc.	12,919	328
*	Vocus Inc.	17,698	302
*	Perficient Inc.	27,318	298
*	Demandware Inc.	10,582	290
*	SciQuest Inc.	17,506	285
*	Internap Network Services Corp.	44,413	265
*	Angie's List Inc.	23,091	257
*	Demand Media Inc.	26,540	236
*	Move Inc.	30,909	233
*	Envestnet Inc.	16,478	229
*	IntraLinks Holdings Inc.	34,633	228
*	Brightcove Inc.	21,133	205
	Keynote Systems Inc.	14,149	193
*	Saba Software Inc.	24,379	191
*	Active Network Inc.	33,934	182
*	XO Group Inc.	22,306	176
*	QuinStreet Inc.	28,108	176
*	RealNetworks Inc.	20,202	147
*	Yelp Inc.	7,127	135
*	Travelzoo Inc.	7,080	124
*	Limelight Networks Inc.	58,708	114
*	Responsys Inc.	14,929	97
	Marchex Inc. Class B	20,058	83
*	TechTarget Inc.	13,714	74
*	Carbonite Inc.	6,723	64
*,^ KIT Digital Inc.		38,615	29
			330,793
IT Services (19.0%)
	International Business Machines Corp.	987,079	187,614
	Visa Inc. Class A	479,556	71,794
	Mastercard Inc. Class A	97,950	47,866
	Accenture plc Class A	577,294	39,210
	Automatic Data Processing Inc.	440,521	25,004
*	Cognizant Technology Solutions Corp. Class A	271,440	18,249
	Paychex Inc.	296,879	9,660
*	Fiserv Inc.	123,372	9,498
*	Teradata Corp.	153,306	9,119
	Fidelity National Information Services Inc.	214,276	7,735
	Western Union Co.	547,745	6,907
*	Alliance Data Systems Corp.	45,322	6,458
	Computer Sciences Corp.	141,101	5,370
*	Gartner Inc.	84,870	4,064
	Total System Services Inc.	145,329	3,190
	Global Payments Inc.	71,794	3,153
*	VeriFone Systems Inc.	98,250	2,986

Jack Henry & Associates Inc.	74,392	2,892
SAIC Inc.	248,381	2,864
Broadridge Financial Solutions Inc.	113,412	2,678
* FleetCor Technologies Inc.	51,209	2,673
* NeuStar Inc. Class A	60,326	2,425
* WEX Inc.	33,340	2,399
* CoreLogic Inc.	76,606	1,980
MAXIMUS Inc.	31,051	1,956
Lender Processing Services Inc.	77,272	1,920
DST Systems Inc.	30,864	1,779
Convergys Corp.	102,172	1,595
* Acxiom Corp.	68,183	1,206
* Sapient Corp.	100,047	1,060
Heartland Payment Systems Inc.	35,486	1,051
* CACI International Inc. Class A	19,540	999
* Vantiv Inc. Class A	44,621	967
* Euronet Worldwide Inc.	41,867	932
Syntel Inc.	15,346	923
* Cardtronics Inc.	38,344	880
* Unisys Corp.	38,209	660
* ExlService Holdings Inc.	22,011	591
* CSG Systems International Inc.	30,401	565
Mantech International Corp. Class A	21,777	544
* Global Cash Access Holdings Inc.	57,543	453
* iGATE Corp.	28,849	432
Booz Allen Hamilton Holding Corp.	29,552	414
Forrester Research Inc.	14,597	409
Cass Information Systems Inc.	8,180	384
* TeleTech Holdings Inc.	22,079	376
* TNS Inc.	22,001	321
* Virtusa Corp.	17,145	269
* Higher One Holdings Inc.	24,968	221
* ServiceSource International Inc.	36,523	187
* MoneyGram International Inc.	15,580	187
* CIBER Inc.	61,413	187
* EPAM Systems Inc.	7,782	160
* ModusLink Global Solutions Inc.	37,931	126
		497,542
Office Electronics (0.4%)
Xerox Corp.	1,188,696	8,095
* Zebra Technologies Corp.	46,864	1,825
		9,920
Semiconductors & Semiconductor Equipment (11.2%)
Intel Corp.	4,548,736	89,019
Texas Instruments Inc.	1,034,620	30,490
Broadcom Corp. Class A	461,083	14,930
Applied Materials Inc.	1,125,313	12,075
Analog Devices Inc.	271,822	11,036
Altera Corp.	290,912	9,423
Xilinx Inc.	238,327	8,258
Maxim Integrated Products Inc.	265,331	7,745
Avago Technologies Ltd.	211,373	7,419
Linear Technology Corp.	209,317	6,947
KLA-Tencor Corp.	151,366	6,883
NVIDIA Corp.	563,277	6,748
* Lam Research Corp.	165,761	5,822

*	Micron Technology Inc.	925,422	5,534
	Microchip Technology Inc.	176,094	5,357
*	Skyworks Solutions Inc.	173,139	3,922
	Marvell Technology Group Ltd.	435,032	3,689
*	LSI Corp.	507,042	3,417
*	Cree Inc.	100,088	3,234
*	ON Semiconductor Corp.	414,562	2,749
*	Teradyne Inc.	170,462	2,666
*	Cymer Inc.	26,922	2,361
*	Atmel Corp.	400,207	2,237
*	Cirrus Logic Inc.	58,965	1,847
*	Semtech Corp.	59,906	1,638
*	Cavium Inc.	45,462	1,602
*	Hittite Microwave Corp.	25,930	1,573
*	Microsemi Corp.	81,241	1,555
*	Fairchild Semiconductor International Inc. Class A	114,918	1,533
*	Silicon Laboratories Inc.	36,084	1,509
*,^ First Solar Inc.		55,570	1,500
	Cypress Semiconductor Corp.	128,291	1,302
*	Advanced Micro Devices Inc.	544,974	1,199
	MKS Instruments Inc.	48,062	1,165
*	Entegris Inc.	125,515	1,125
*	RF Micro Devices Inc.	250,948	1,084
*	International Rectifier Corp.	63,290	1,081
*	Veeco Instruments Inc.	35,543	1,012
*	PMC - Sierra Inc.	189,524	976
	Intersil Corp. Class A	116,634	832
*	Integrated Device Technology Inc.	130,221	816
	Power Integrations Inc.	25,976	808
*	Ultratech Inc.	24,071	790
	Tessera Technologies Inc.	47,522	772
*	TriQuint Semiconductor Inc.	148,905	753
*	OmniVision Technologies Inc.	47,988	725
*	Kulicke & Soffa Industries Inc.	61,169	699
	Cabot Microelectronics Corp.	21,053	687
*	Spansion Inc. Class A	54,818	642
*	MEMC Electronic Materials Inc.	211,945	621
*	Monolithic Power Systems Inc.	28,639	606
*	ATMI Inc.	29,327	584
*	Diodes Inc.	33,522	507
	Brooks Automation Inc.	60,859	469
	Micrel Inc.	46,901	451
*	Rambus Inc.	91,442	447
*	Lattice Semiconductor Corp.	108,483	430
*	Freescale Semiconductor Ltd.	45,368	420
*	Advanced Energy Industries Inc.	32,571	417
*	Volterra Semiconductor Corp.	23,359	410
*	Entropic Communications Inc.	76,926	399
*	Applied Micro Circuits Corp.	55,870	382
*	GT Advanced Technologies Inc.	108,741	366
*	Silicon Image Inc.	75,070	350
*	Amkor Technology Inc.	77,868	331
*	MIPS Technologies Inc. Class A	43,522	328
*	Rudolph Technologies Inc.	28,753	318
*	Ceva Inc.	20,899	316
*	Nanometrics Inc.	20,616	298
*	Photronics Inc.	55,743	287

* Exar Corp.	34,349	282
* Magnachip Semiconductor Corp.	20,484	258
* LTX-Credence Corp.	45,253	257
Cohu Inc.	20,800	202
* NVE Corp.	3,783	201
* FormFactor Inc.	44,097	195
* Kopin Corp.	58,432	188
IXYS Corp.	23,135	187
* SunPower Corp. Class A	37,066	170
* Sigma Designs Inc.	29,136	168
* Supertex Inc.	9,107	166
* Pericom Semiconductor Corp.	21,431	161
* Alpha & Omega Semiconductor Ltd.	16,255	141
* M/A-COM Technology Solutions Holdings Inc.	9,794	138
* Inphi Corp.	16,578	129
* MaxLinear Inc.	20,234	109
* Rubicon Technology Inc.	15,931	102
* Intermolecular Inc.	9,357	65
* STR Holdings Inc.	17,691	42
* ANADIGICS Inc.	7,181	13
		293,097
Software (19.2%)
Microsoft Corp.	6,860,144	182,617
Oracle Corp.	3,551,397	114,000
* Salesforce.com Inc.	119,851	18,897
* Adobe Systems Inc.	447,150	15,476
Intuit Inc.	253,631	15,195
* Symantec Corp.	638,335	11,975
* Citrix Systems Inc.	170,128	10,405
* Red Hat Inc.	175,525	8,671
* Autodesk Inc.	206,143	6,830
* VMware Inc. Class A	74,716	6,795
CA Inc.	298,568	6,616
* BMC Software Inc.	144,994	5,939
* ANSYS Inc.	83,950	5,568
* Nuance Communications Inc.	223,930	4,980
Activision Blizzard Inc.	404,076	4,623
* Synopsys Inc.	135,694	4,451
* Electronic Arts Inc.	289,269	4,284
* TIBCO Software Inc.	147,353	3,691
FactSet Research Systems Inc.	38,387	3,547
Solera Holdings Inc.	63,468	3,285
* Cadence Design Systems Inc.	250,677	3,191
* MICROS Systems Inc.	72,852	3,166
* SolarWinds Inc.	53,885	3,019
* Concur Technologies Inc.	42,525	2,794
* Informatica Corp.	98,866	2,657
* CommVault Systems Inc.	38,773	2,573
* Fortinet Inc.	114,956	2,297
* Aspen Technology Inc.	84,576	2,198
* Parametric Technology Corp.	108,112	2,188
* Ultimate Software Group Inc.	23,142	2,187
* Compuware Corp.	195,990	1,833
* JDA Software Group Inc.	38,897	1,737
* NetSuite Inc.	25,865	1,542
* ACI Worldwide Inc.	35,611	1,535
* Rovi Corp.	99,140	1,521

*	QLIK Technologies Inc.		70,263	1,362
*	Sourcefire Inc.		27,044	1,331
*	TiVo Inc.		112,887	1,321
	Fair Isaac Corp.		30,732	1,316
*,^ VirnetX Holding Corp.			37,278	1,285
*	Mentor Graphics Corp.		84,537	1,262
*	Tyler Technologies Inc.		24,855	1,166
*	Progress Software Corp.		57,530	1,157
*	Splunk Inc.		38,214	1,154
*	Manhattan Associates Inc.		18,167	1,040
*	Guidewire Software Inc.		34,566	1,034
*	Kenexa Corp.		21,311	979
*	Zynga Inc. Class A		394,109	970
*	SS&C Technologies Holdings Inc.		39,499	932
	Blackbaud Inc.		41,357	924
*	Take-Two Interactive Software Inc.		74,044	916
*	ServiceNow Inc.		27,657	902
*	Bottomline Technologies Inc.		33,647	825
*	Netscout Systems Inc.		32,563	818
*	Comverse Technology Inc.		200,189	713
*	MicroStrategy Inc. Class A		7,900	699
*	Advent Software Inc.		30,252	673
*	RealPage Inc.		33,701	667
*	BroadSoft Inc.		20,217	639
	OPNET		14,513	603
*	Verint Systems Inc.		21,563	599
*	Comverse Inc.		20,118	579
	Ebix Inc.		33,119	557
	Monotype Imaging Holdings Inc.		33,662	515
*	Synchronoss Technologies Inc.		26,965	492
*	Infoblox Inc.		25,301	480
*	Websense Inc.		32,779	458
*	Interactive Intelligence Group Inc.		14,136	454
*	Ellie Mae Inc.		18,181	451
*	Accelrys Inc.		51,011	449
	EPIQ Systems Inc.		29,858	358
*	PROS Holdings Inc.		18,893	335
*	Tangoe Inc.		25,178	328
	Pegasystems Inc.		15,734	320
*	Net 1 UEPS Technologies Inc.		35,793	278
*	Seachange International Inc.		27,358	253
*	Jive Software Inc.		16,632	241
*	Actuate Corp.		41,569	222
*	VASCO Data Security International Inc.		27,521	207
*	Imperva Inc.		5,117	157
*	Rosetta Stone Inc.		11,583	148
*	Proofpoint Inc.		13,028	143
*	TeleNav Inc.		15,575	126
*	TeleCommunication Systems Inc. Class A		44,649	100
				505,221
Total Common Stocks (Cost $2,268,619)				2,624,944
		Coupon
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $839)		0.167%	839,402	839

Total Investments (100.0%) (Cost $2,269,458)	2,625,783
Other Assets and Liabilities-Net (0.0%)[2]	259
Net Assets (100%)	2,626,042

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $786,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $839,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $2,269,458,000. Net unrealized appreciation of investment securities for tax purposes was $356,325,000, consisting of unrealized gains of $555,400,000 on securities that had risen in value since their purchase and $199,075,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments
As of November 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Chemicals (63.3%)
	Monsanto Co.	718,116	65,772
	EI du Pont de Nemours & Co.	1,253,586	54,080
	Dow Chemical Co.	1,614,349	48,737
	Praxair Inc.	401,798	43,077
	Ecolab Inc.	394,203	28,414
	PPG Industries Inc.	205,786	25,573
	Air Products & Chemicals Inc.	285,257	23,659
	Mosaic Co.	416,019	22,490
	LyondellBasell Industries NV Class A	426,181	21,194
	CF Industries Holdings Inc.	84,411	18,067
	Sherwin-Williams Co.	117,772	17,963
	Eastman Chemical Co.	205,992	12,535
	Sigma-Aldrich Corp.	162,562	11,789
	FMC Corp.	185,069	10,264
	Celanese Corp. Class A	214,483	8,802
	Airgas Inc.	88,163	7,809
	Ashland Inc.	105,798	7,503
	Valspar Corp.	116,596	7,320
	Albemarle Corp.	120,614	7,212
	International Flavors & Fragrances Inc.	109,850	7,144
*	WR Grace & Co.	95,767	6,270
	RPM International Inc.	177,957	5,163
	Rockwood Holdings Inc.	100,288	4,600
	Huntsman Corp.	278,651	4,581
	Cytec Industries Inc.	59,110	4,057
	NewMarket Corp.	14,457	3,836
	Cabot Corp.	85,190	3,214
*	Chemtura Corp.	133,074	2,704
	Sensient Technologies Corp.	67,293	2,436
	Scotts Miracle-Gro Co. Class A	57,699	2,392
	PolyOne Corp.	113,260	2,281
	Olin Corp.	107,804	2,235
	HB Fuller Co.	67,228	2,208
	Georgia Gulf Corp.	46,223	2,120
	Westlake Chemical Corp.	26,975	1,953
	Minerals Technologies Inc.	23,908	1,769
*	Intrepid Potash Inc.	76,267	1,623
	Tronox Ltd. Class A	102,567	1,588
	Balchem Corp.	39,531	1,413
	Innophos Holdings Inc.	29,320	1,405
	Stepan Co.	11,859	1,185
	A Schulman Inc.	39,841	1,043
*	Calgon Carbon Corp.	76,510	1,036
*	Kraton Performance Polymers Inc.	43,357	1,018
	American Vanguard Corp.	30,081	1,001
	Koppers Holdings Inc.	28,032	992
*	Innospec Inc.	27,819	886
*	OM Group Inc.	43,685	872
*	TPC Group Inc.	18,025	866

* LSB Industries Inc.	25,628	857
Quaker Chemical Corp.	17,506	852
* Flotek Industries Inc.	63,296	731
Tredegar Corp.	30,527	575
Hawkins Inc.	12,697	508
Kronos Worldwide Inc.	31,360	505
* OMNOVA Solutions Inc.	58,821	436
* Ferro Corp.	111,120	319
Zep Inc.	25,136	312
* Zoltek Cos. Inc.	39,823	281
* Arabian American Development Co.	24,044	195
		521,722
Construction Materials (2.4%)
Vulcan Materials Co.	174,459	9,218
Martin Marietta Materials Inc.	61,822	5,564
Eagle Materials Inc.	62,009	3,300
* Texas Industries Inc.	20,714	961
* Headwaters Inc.	82,366	626
* United States Lime & Minerals Inc.	2,722	120
		19,789
Containers & Packaging (6.8%)
Ball Corp.	198,013	8,849
* Crown Holdings Inc.	201,066	7,510
Rock-Tenn Co. Class A	95,287	6,197
Packaging Corp. of America	132,143	4,815
Bemis Co. Inc.	138,984	4,670
Aptargroup Inc.	90,013	4,291
* Owens-Illinois Inc.	211,761	4,242
Sealed Air Corp.	248,631	4,182
Sonoco Products Co.	135,616	4,078
Silgan Holdings Inc.	70,410	3,132
Greif Inc. Class A	33,743	1,384
* Graphic Packaging Holding Co.	184,991	1,201
Boise Inc.	128,422	1,053
Myers Industries Inc.	36,114	537
		56,141
Metals & Mining (22.0%)
Freeport-McMoRan Copper & Gold Inc.	1,279,044	49,895
Newmont Mining Corp.	668,528	31,481
Nucor Corp.	427,797	17,617
Alcoa Inc.	1,436,521	12,081
Royal Gold Inc.	86,609	6,995
Reliance Steel & Aluminum Co.	101,301	5,713
Cliffs Natural Resources Inc.	192,401	5,532
United States Steel Corp.	194,133	4,185
* Allied Nevada Gold Corp.	114,580	3,730
Steel Dynamics Inc.	280,704	3,627
Allegheny Technologies Inc.	136,980	3,586
Compass Minerals International Inc.	44,622	3,409
Carpenter Technology Corp.	59,961	2,906
* Coeur d'Alene Mines Corp.	121,294	2,821
Walter Energy Inc.	84,132	2,541
Hecla Mining Co.	383,609	2,225
Titanium Metals Corp.	118,068	1,962
Commercial Metals Co.	140,459	1,903
* Stillwater Mining Co.	155,912	1,790

	Worthington Industries Inc.		70,830	1,669
*	SunCoke Energy Inc.		94,555	1,537
	Kaiser Aluminum Corp.		23,299	1,418
	Globe Specialty Metals Inc.		86,154	1,194
	AMCOL International Corp.		34,312	1,036
*	McEwen Mining Inc.		270,013	999
*,^ Molycorp Inc.			107,149	961
*	RTI International Metals Inc.		38,748	961
	Schnitzer Steel Industries Inc.		32,375	913
	Haynes International Inc.		16,554	770
	AK Steel Holding Corp.		178,766	717
^	Gold Resource Corp.		42,631	676
*	Century Aluminum Co.		71,906	559
*	Horsehead Holding Corp.		59,484	553
	Materion Corp.		25,960	532
*	Paramount Gold and Silver Corp.		168,978	392
	Metals USA Holdings Corp.		22,610	354
*	General Moly Inc.		79,885	300
*	AM Castle & Co.		23,345	298
	Noranda Aluminum Holding Corp.		45,751	271
*	US Silica Holdings Inc.		17,177	249
	Olympic Steel Inc.		12,486	247
*	Midway Gold Corp.		128,823	193
*	Golden Minerals Co.		45,925	183
*	McEwen Mining Inc. Rights Exp. 12/04/2012		270,013	42
				181,023
Paper & Forest Products (5.5%)
	International Paper Co.		559,828	20,792
	MeadWestvaco Corp.		233,850	7,228
	Domtar Corp.		47,163	3,778
*	Louisiana-Pacific Corp.		185,140	3,225
	Schweitzer-Mauduit International Inc.		42,008	1,574
*	Resolute Forest Products		133,430	1,563
	Buckeye Technologies Inc.		53,901	1,494
*	Clearwater Paper Corp.		31,542	1,254
*	KapStone Paper and Packaging Corp.		53,109	1,164
	Deltic Timber Corp.		15,332	1,059
	PH Glatfelter Co.		57,611	979
	Neenah Paper Inc.		21,422	601
	Wausau Paper Corp.		59,715	501
*	Mercer International Inc.		63,574	441
				45,653
Total Common Stocks (Cost $838,888)				824,328
		Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $839)		0.167%	839,202	839
Total Investments (100.1%) (Cost $839,727)				825,167
Other Assets and Liabilities-Net (-0.1%)[2]				(833)
Net Assets (100%)				824,334

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $811,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $839,000 of collateral received for securities on loan.

Materials Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $839,727,000. Net unrealized depreciation of investment securities for tax purposes was $14,560,000, consisting of unrealized gains of $106,950,000 on securities that had risen in value since their purchase and $121,510,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund

Schedule of Investments
As of November 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Diversified Telecommunication Services (74.6%)
	Alternative Carriers (11.1%)
*	tw telecom inc Class A	406,582	10,445
*	Level 3 Communications Inc.	481,572	9,082
	Cogent Communications Group Inc.	369,115	7,803
*	Vonage Holdings Corp.	2,918,740	7,093
*	inContact Inc.	1,112,474	5,785
	Lumos Networks Corp.	571,813	5,598
*	Premiere Global Services Inc.	646,121	5,486
*	Iridium Communications Inc.	755,214	4,660

	Integrated Telecommunication Services (63.5%)
	Verizon Communications Inc.	2,581,919	113,914
	AT&T Inc.	3,289,119	112,258
	CenturyLink Inc.	582,264	22,615
^	Frontier Communications Corp.	2,471,732	11,889
	Windstream Corp.	1,370,754	11,487
*	Cincinnati Bell Inc.	1,554,890	8,287
	Consolidated Communications Holdings Inc.	456,658	6,868
*	Cbeyond Inc.	837,378	6,222
*	General Communication Inc. Class A	727,508	6,133
	Alaska Communications Systems Group Inc.	2,554,736	5,646
	Atlantic Tele-Network Inc.	152,732	5,633
	IDT Corp. Class B	583,723	5,353
*,^ Elephant Talk Communications Corp.		3,484,320	4,111

			376,368
Wireless Telecommunication Services (25.2%)
	Wireless Telecommunication Services (25.2%)
*	Sprint Nextel Corp.	3,978,457	22,797
*	Crown Castle International Corp.	335,417	22,647
*	SBA Communications Corp. Class A	253,506	17,446
*	MetroPCS Communications Inc.	1,050,394	11,187
*	Clearwire Corp. Class A	4,022,962	9,333
	Telephone & Data Systems Inc.	388,697	8,944
	Shenandoah Telecommunications Co.	462,872	6,434
*	Leap Wireless International Inc.	880,302	5,722
*,^ NII Holdings Inc.		1,034,237	5,244
*	United States Cellular Corp.	139,171	4,850
	USA Mobility Inc.	406,267	4,696
*	Boingo Wireless Inc.	607,321	4,306
	NTELOS Holdings Corp.	285,508	3,683
			127,289
Total Common Stocks (Cost $522,003)			503,657

	Coupon
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
[1,2] Vanguard Market Liquidity Fund (Cost
$5,812)	0.167%	5,812,100	5,812
Total Investments (101.0%) (Cost $527,815)			509,469
Other Assets and Liabilities-Net (-1.0%)[2]			(5,031)
Net Assets (100%)			504,438

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,299,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $5,293,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $527,815,000. Net unrealized depreciation of investment securities for tax purposes was $18,346,000, consisting of unrealized gains of $42,960,000 on securities that had risen in value since their purchase and $61,306,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Electric Utilities (54.7%)
Duke Energy Corp.	1,860,247	118,721
Southern Co.	2,311,055	100,646
NextEra Energy Inc.	1,061,020	72,903
Exelon Corp.	2,255,027	68,147
American Electric Power Co. Inc.	1,281,114	54,639
FirstEnergy Corp.	1,104,932	46,915
PPL Corp.	1,534,214	45,029
Edison International	817,736	37,191
Xcel Energy Inc.	1,288,116	34,843
Northeast Utilities	829,104	32,119
Entergy Corp.	468,536	29,771
Pinnacle West Capital Corp.	289,544	14,900
OGE Energy Corp.	260,670	14,892
Pepco Holdings Inc.	604,960	11,942
NV Energy Inc.	623,762	11,434
ITC Holdings Corp.	136,013	10,684
Westar Energy Inc.	333,320	9,566
Great Plains Energy Inc.	405,714	8,216
Cleco Corp.	160,128	6,452
Hawaiian Electric Industries Inc.	256,494	6,389
IDACORP Inc.	132,586	5,663
Portland General Electric Co.	199,308	5,387
UIL Holdings Corp.	134,010	4,807
UNS Energy Corp.	108,894	4,637
PNM Resources Inc.	210,324	4,444
ALLETE Inc.	91,124	3,573
El Paso Electric Co.	100,695	3,207
MGE Energy Inc.	61,257	3,097
Empire District Electric Co.	111,474	2,229
Otter Tail Corp.	86,032	2,085
Unitil Corp.	34,578	892
		775,420
Gas Utilities (7.3%)
ONEOK Inc.	514,682	23,094
AGL Resources Inc.	310,563	12,106
UGI Corp.	296,745	9,858
National Fuel Gas Co.	186,793	9,728
Questar Corp.	463,626	9,096
Atmos Energy Corp.	238,337	8,344
Piedmont Natural Gas Co. Inc.	189,891	5,860
WGL Holdings Inc.	136,020	5,313
Southwest Gas Corp.	121,779	5,108
New Jersey Resources Corp.	109,939	4,461
South Jersey Industries Inc.	81,491	4,072
Northwest Natural Gas Co.	70,768	3,104
Laclede Group Inc.	56,396	2,296
Chesapeake Utilities Corp.	25,157	1,132
		103,572

Independent Power Producers & Energy Traders (3.6%)
AES Corp.	1,679,855	17,924
* Calpine Corp.	800,443	13,816
NRG Energy Inc.	602,134	12,705
* GenOn Energy Inc.	2,039,896	5,202
Ormat Technologies Inc.	41,646	767
Genie Energy Ltd. Class B	42,353	289
		50,703
Multi-Utilities (31.9%)
Dominion Resources Inc.	1,514,764	77,420
PG&E Corp.	1,126,725	46,139
Consolidated Edison Inc.	773,831	43,172
Sempra Energy	606,635	41,506
Public Service Enterprise Group Inc.	1,336,533	40,216
DTE Energy Co.	453,774	27,490
Wisconsin Energy Corp.	608,894	22,852
CenterPoint Energy Inc.	1,072,725	21,165
Ameren Corp.	641,068	19,213
NiSource Inc.	752,791	18,195
CMS Energy Corp.	700,179	17,105
SCANA Corp.	329,258	15,258
Alliant Energy Corp.	293,303	13,146
Integrys Energy Group Inc.	206,914	11,002
MDU Resources Group Inc.	473,262	9,806
TECO Energy Inc.	542,959	9,127
Vectren Corp.	216,832	6,342
Black Hills Corp.	110,915	3,959
Avista Corp.	155,246	3,681
NorthWestern Corp.	98,193	3,406
CH Energy Group Inc.	37,482	2,444
		452,644
Water Utilities (2.4%)
American Water Works Co. Inc.	466,199	17,795
Aqua America Inc.	368,830	9,420
American States Water Co.	49,870	2,269
California Water Service Group	105,258	1,895
SJW Corp.	34,448	842
Middlesex Water Co.	41,345	773
Connecticut Water Service Inc.	23,467	724
		33,718

Total Investments (99.9%) (Cost $1,447,908)		1,416,057
Other Assets and Liabilities-Net (0.1%)		782
Net Assets (100%)		1,416,839

* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

Utilities Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $1,447,908,000. Net unrealized depreciation of investment securities for tax purposes was $31,851,000, consisting of unrealized gains of $83,650,000 on securities that had risen in value since their purchase and $115,501,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

VANGUARD WORLD FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 21, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.